UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Brazil – 5.9%
1,495,824	Ambev SA (Consumer Staples)	$ 6,531,780
383,979	Atacadao Distribuicao Comercio e Industria Ltda (Consumer Staples)	1,674,730
340,465	B3 SA - Brasil Bolsa Balcao (Financials)	2,477,835
425,807	Banco Bradesco SA (Financials)	3,691,250
366,088	Banco do Brasil SA (Financials)	4,216,607
581,961	BB Seguridade Participacoes SA (Financials)	4,253,416
246,977	Centrais Eletricas Brasileiras SA (Utilities)*	1,557,151
359,114	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	2,616,339
310,085	Embraer SA (Industrials)	1,744,568
215,835	Engie Brasil Energia SA (Utilities)	2,395,753
140,353	Equatorial Energia SA (Utilities)	2,631,166
131,366	Fibria Celulose SA (Materials)	2,482,352
352,675	Hypera SA (Health Care)	2,921,665
204,792	IRB Brasil Resseguros SA (Financials)	3,955,993
471,295	Klabin SA (Materials)	2,037,316
336,334	Localiza Rent a Car SA (Industrials)	2,335,798
694,768	Lojas Renner SA (Consumer Discretionary)	7,010,795
187,940	M Dias Branco SA (Consumer Staples)	1,960,012
77,915	Magazine Luiza SA (Consumer Discretionary)	3,310,402
266,024	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,593,480
266,982	Natura Cosmeticos SA (Consumer Staples)	2,818,786

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
832,684	Petroleo Brasileiro SA (Energy)	$ 6,045,061
261,633	Porto Seguro SA (Financials)	3,501,674
249,246	Raia Drogasil SA (Consumer Staples)	3,996,504
379,301	Sul America SA (Financials)	2,633,219
161,132	Suzano Papel e Celulose SA (Materials)	1,700,394
841,953	Vale SA (Materials)	11,472,881
344,153	WEG SA (Industrials)	1,582,741

		95,149,668

Chile – 1.1%
77,868	Banco de Chile ADR (Financials)	2,269,073
41,729,798	Banco Santander Chile (Financials)	3,230,042
257,395	Cia Cervecerias Unidas SA (Consumer Staples)	3,360,116
523,842	Empresas CMPC SA (Materials)	1,807,933
193,044	Empresas COPEC SA (Energy)	2,601,640
157,811	Latam Airlines Group SA (Industrials)	1,616,369
255,741	SACI Falabella (Consumer Discretionary)	1,896,838

		16,782,011

China – 27.3%
30,398	58.com, Inc. ADR (Communication Services)*	1,811,417
3,064,200	Agricultural Bank of China Ltd., Class A (Financials)	1,572,661
14,871,720	Agricultural Bank of China Ltd., Class H (Financials)	6,727,264
332,497	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	53,485,467
787,269	ANTA Sports Products Ltd. (Consumer Discretionary)	3,576,323

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
39,535	Autohome, Inc. ADR (Communication Services)	$ 3,255,312
81,486	Baidu, Inc. ADR (Communication Services)*	15,342,184
2,020,943	Bank of Beijing Co. Ltd., Class A (Financials)	1,722,894
3,307,469	Bank of China Ltd., Class A (Financials)	1,716,535
22,421,693	Bank of China Ltd., Class H (Financials)	9,798,702
2,947,821	Bank of Communications Co. Ltd., Class A (Financials)	2,479,173
5,324,544	Bank of Communications Co. Ltd., Class H (Financials)	4,048,307
963,239	Bank of Shanghai Co. Ltd., Class A (Financials)	1,588,354
54,145	Baozun, Inc. ADR (Consumer Discretionary)*(a)	1,909,694
498,276	Beijing Enterprises Holdings Ltd. (Utilities)	2,922,515
10,027,162	CGN Power Co. Ltd., Class H (Utilities)(b)	2,485,729
8,278,279	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,221,434
4,590,196	China CITIC Bank Corp Ltd., Class H (Financials)	2,909,289
4,431,386	China Communications Services Corp. Ltd., Class H (Communication Services)	3,697,658
895,536	China Conch Venture Holdings Ltd. (Industrials)	2,775,037
26,450,633	China Construction Bank Corp., Class H (Financials)	22,544,257
3,173,410	China Everbright Bank Co. Ltd., Class A (Financials)	1,756,454
6,359,064	China Everbright Bank Co. Ltd., Class H (Financials)	2,819,660
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)*(c)	—

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,055,577	China Life Insurance Co. Ltd., Class H (Financials)	$ 2,266,070
2,888,245	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	2,269,777
1,477,131	China Medical System Holdings Ltd. (Health Care)	1,610,060
1,595,834	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	4,934,886
1,355,861	China Merchants Bank Co. Ltd., Class H (Financials)	5,604,843
1,947,220	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,707,633
4,959,989	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,663,385
1,832,006	China Mobile Ltd. (Communication Services)	18,177,844
703,952	China Overseas Land & Investment Ltd. (Real Estate)	2,455,725
475,621	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,683,507
9,829,072	China Petroleum & Chemical Corp., Class H (Energy)	8,352,341
3,753,879	China Railway Group Ltd., Class H (Industrials)	3,448,921
8,057,399	China Reinsurance Group Corp., Class H (Financials)	1,678,249
885,949	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	3,000,051
431,008	China Resources Land Ltd. (Real Estate)	1,597,193
1,448,418	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	2,128,461
830,856	China Resources Power Holdings Co. Ltd. (Utilities)	1,573,432

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
12,103,835	China Telecom Corp. Ltd., Class H (Communication Services)	$ 6,511,471
3,361,513	China Unicom Hong Kong Ltd. (Communication Services)	3,895,975
1,064,793	China Yangtze Power Co. Ltd., Class A (Utilities)	2,196,680
3,798,425	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,218,165
2,079,168	CITIC Ltd. (Industrials)	3,336,977
4,306,113	CNOOC Ltd. (Energy)	7,318,315
2,368,007	CSPC Pharmaceutical Group Ltd. (Health Care)	4,793,053
62,610	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,806,299
2,674,064	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	1,971,613
9,904,126	Datang International Power Generation Co. Ltd., Class H (Utilities)	2,429,917
2,622,446	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	2,530,041
245,383	ENN Energy Holdings Ltd. (Utilities)	2,202,748
1,509,944	Geely Automobile Holdings Ltd. (Consumer Discretionary)	2,975,221
1,415,783	Guangdong Investment Ltd. (Utilities)	2,731,792
215,200	Hengan International Group Co. Ltd. (Consumer Staples)	1,758,559
21,584,067	Industrial & Commercial Bank of China Ltd., Class H (Financials)	15,334,941
1,108,221	Industrial Bank Co. Ltd., Class A (Financials)	2,539,595
166,125	JD.com, Inc. ADR (Consumer Discretionary)*	3,526,834

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
244,514	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	$ 2,300,717
955,939	Jiayuan International Group Ltd. (Real Estate)	1,712,585
5,468,905	Kaisa Group Holdings Ltd. (Real Estate)*	1,754,075
1,072,428	Kingsoft Corp. Ltd. (Information Technology)	1,792,462
5,215,256	Lenovo Group Ltd. (Information Technology)	3,765,287
1,297,842	Longfor Group Holdings Ltd. (Real Estate)(a)	3,648,535
83,705	Momo, Inc. ADR (Communication Services)*	2,624,152
24,011	NetEase, Inc. ADR (Communication Services)	5,452,178
46,773	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	2,673,545
7,456,806	PetroChina Co. Ltd., Class H (Energy)	5,231,175
2,984,187	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,062,074
1,763,095	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	17,054,760
727,610	Shanghai Industrial Holdings Ltd. (Industrials)	1,586,177
1,649,293	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,539,435
340,591	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	4,134,574
7,683,419	Sihuan Pharmaceutical Holdings Group Ltd. (Health Care)	1,708,354
34,368	SINA Corp. (Communication Services)*	2,226,015
414,832	Sinopharm Group Co. Ltd., Class H (Health Care)	2,043,481

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
552,445	Sunac China Holdings Ltd. (Real Estate)(a)	$ 1,835,424
83,319	TAL Education Group ADR (Consumer Discretionary)*	2,338,764
1,567,910	Tencent Holdings Ltd. (Communication Services)	62,510,037
1,792,104	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,322,069
304,134	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,754,853
4,078,158	Want Want China Holdings Ltd. (Consumer Staples)	3,006,865
39,933	Weibo Corp. ADR (Communication Services)*	2,542,933
189,530	Yum China Holdings, Inc. (Consumer Discretionary)	6,790,860
28,771	YY, Inc. ADR (Communication Services)*	1,958,442

		439,766,722

Colombia – 0.4%
4,094,783	Ecopetrol SA (Energy)	3,926,779
399,349	Interconexion Electrica SA ESP (Utilities)	1,595,992

		5,522,771

Czech Republic – 0.2%
129,886	CEZ AS (Utilities)	3,098,215

Egypt – 0.4%
1,057,193	Commercial International Bank Egypt SAE GDR (Financials)	4,477,212
1,681,540	Eastern Tobacco (Consumer Staples)	1,734,118
862,126	ElSewedy Electric Co. (Industrials)	771,629

		6,982,959

Shares	Description	Value
Common Stocks – (continued)
Greece – 0.2%
293,614	Hellenic Telecommunications Organization SA (Communication Services)	$ 3,470,721

Hong Kong – 0.9%
459,742	China Ding Yi Feng Holdings Ltd. (Financials)*	1,339,439
1,675,252	Haier Electronics Group Co. Ltd. (Consumer Discretionary)*	3,900,341
3,912,124	Sino Biopharmaceutical Ltd. (Health Care)	3,569,315
5,627,324	Sun Art Retail Group Ltd. (Consumer Staples)	6,284,741

		15,093,836

Hungary – 0.3%
213,145	MOL Hungarian Oil & Gas PLC (Energy)	2,357,125
71,982	OTP Bank PLC (Financials)	2,878,200

		5,235,325

India – 9.4%
114,484	Asian Paints Ltd. (Materials)	2,210,915
187,713	Aurobindo Pharma Ltd. (Health Care)	2,183,499
114,121	Avenue Supermarts Ltd. (Consumer Staples)*(b)	2,443,871
64,458	Bajaj Auto Ltd. (Consumer Discretionary)	2,539,383
90,459	Bajaj Finance Ltd. (Financials)	3,293,749
95,368	Britannia Industries Ltd. (Consumer Staples)	4,337,366
277,875	Cipla Ltd. (Health Care)	2,156,377
559,193	Dabur India Ltd. (Consumer Staples)	3,282,385
85,436	Dr. Reddy’s Laboratories Ltd. (Health Care)	3,337,024
5,842	Eicher Motors Ltd. (Consumer Discretionary)	1,961,888
528,131	GAIL India Ltd. (Utilities)	2,599,546

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
262,072	Glenmark Pharmaceuticals Ltd. (Health Care)	$ 2,456,020
476,297	HCL Technologies Ltd. (Information Technology)	6,936,530
78,363	Hero MotoCorp Ltd. (Consumer Discretionary)	3,435,177
822,220	Hindalco Industries Ltd. (Materials)	2,668,573
460,151	Hindustan Petroleum Corp. Ltd. (Energy)	1,534,057
403,603	Hindustan Unilever Ltd. (Consumer Staples)	10,157,395
382,262	Housing Development Finance Corp. Ltd. (Financials)	10,909,235
471,855	ICICI Bank Ltd. (Financials)	2,404,467
188,187	Indiabulls Housing Finance Ltd. (Financials)	1,932,228
1,332,257	Infosys Ltd. (Information Technology)	12,758,662
907,642	ITC Ltd. (Consumer Staples)	3,721,990
436,079	JSW Steel Ltd. (Materials)	1,966,250
107,681	Larsen & Toubro Ltd. (Industrials)	2,213,258
255,257	Mahindra & Mahindra Ltd. (Consumer Discretionary)	2,896,661
625,304	Marico Ltd. (Consumer Staples)	3,200,763
40,237	Maruti Suzuki India Ltd. (Consumer Discretionary)	4,423,270
36,090	Nestle India Ltd. (Consumer Staples)	5,574,337
1,113,090	NTPC Ltd. (Utilities)	2,240,713
1,070,508	Oil & Natural Gas Corp. Ltd. (Energy)	2,154,994
176,808	Pidilite Industries Ltd. (Materials)	2,951,155
893,092	Power Grid Corp. of India Ltd. (Utilities)	2,308,494
1,009,067	REC Ltd. (Financials)	1,446,385
536,111	Reliance Industries Ltd. (Energy)	8,981,080

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
366,059	Tata Consultancy Services Ltd. (Information Technology)	$ 10,337,838
305,072	Tech Mahindra Ltd. (Information Technology)	3,090,115
34,044	UltraTech Cement Ltd. (Materials)	1,953,714
3,361,769	Vodafone Idea Ltd. (Communication Services)*	1,702,711
1,097,211	Wipro Ltd. (Information Technology)	5,110,977

		151,813,052

Indonesia – 1.9%
4,531,521	Astra International Tbk PT (Consumer Discretionary)	2,708,932
3,326,479	Bank Central Asia Tbk PT (Financials)	6,058,716
4,158,154	Bank Mandiri Persero Tbk PT (Financials)	2,151,396
11,240,396	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,844,974
1,688,793	Indah Kiat Pulp & Paper Corp. Tbk PT (Materials)	1,239,806
3,121,712	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	2,149,894
15,643,388	Kalbe Farma Tbk PT (Health Care)	1,667,972
1,641,335	Pabrik Kertas Tjiwi Kimia Tbk PT (Materials)	1,299,641
12,014,337	Perusahaan Gas Negara Persero Tbk (Utilities)	1,642,232
15,436,723	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	3,971,833
1,330,234	Unilever Indonesia Tbk PT (Consumer Staples)	3,929,550

		29,664,946

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – 2.2%
264,902	British American Tobacco Malaysia Bhd (Consumer Staples)	$ 2,386,619
1,474,000	CIMB Group Holdings Bhd (Financials)	2,028,974
2,575,200	Dialog Group Bhd (Energy)	1,950,862
3,603,219	DiGi.Com Bhd (Communication Services)	3,651,009
1,539,663	Genting Bhd (Consumer Discretionary)	2,310,690
875,534	HAP Seng Consolidated Bhd (Industrials)	2,060,942
1,294,900	Hartalega Holdings Bhd (Health Care)	1,980,490
989,338	Malayan Banking Bhd (Financials)	2,220,070
1,836,700	Maxis Bhd (Communication Services)	2,383,387
153,400	Nestle Malaysia Bhd (Consumer Staples)	5,476,869
1,190,400	Petronas Chemicals Group Bhd (Materials)	2,617,202
504,488	Public Bank Bhd (Financials)	3,004,383
504,500	Tenaga Nasional Bhd (Utilities)	1,716,831
1,126,900	Top Glove Corp. Bhd (Health Care)	1,607,741

		35,396,069

Mexico – 2.6%
1,790,672	Alfa SAB de CV, Class A (Industrials)	1,800,727
787,762	Alsea SAB de CV (Consumer Discretionary)	1,975,043
9,694,880	America Movil SAB de CV, Series L (Communication Services)	6,518,608
436,991	Arca Continental SAB de CV (Consumer Staples)	2,258,437
1,878,569	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B (Financials)	2,307,383

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
4,067,301	Cemex SAB de CV, Series CPO (Materials)*	$ 2,093,049
383,487	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	2,310,450
556,023	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,822,697
301,228	Gruma SAB de CV, Class B (Consumer Staples)	3,300,135
1,891,098	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,624,974
538,180	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,463,977
1,619,695	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	2,182,866
789,231	Mexichem SAB de CV (Materials)	1,844,898
1,887,799	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,670,843

		42,174,087

Peru – 0.3%
23,088	Credicorp Ltd. (Financials)	5,062,967

Philippines – 0.3%
64,134	Globe Telecom, Inc. (Communication Services)	2,410,225
470,998	Jollibee Foods Corp. (Consumer Discretionary)	2,501,447

		4,911,672

Poland – 1.4%
120,611	Bank Handlowy w Warszawie SA (Financials)	2,189,225
67,455	Bank Pekao SA (Financials)	1,954,031
61,358	CD Projekt SA (Communication Services)*	2,301,896
71,386	Dino Polska SA (Consumer Staples)*(b)	1,833,428

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
136,975	Grupa Lotos SA (Energy)	$ 2,963,985
1,553	LPP SA (Consumer Discretionary)(a)	3,204,005
112,044	Polski Koncern Naftowy ORLEN SA (Energy)	3,254,549
232,287	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	2,507,087
206,260	Powszechny Zaklad Ubezpieczen SA (Financials)	2,332,832

		22,541,038

Qatar – 1.1%
679,879	Ezdan Holding Group QSC (Real Estate)*	2,376,893
65,207	Industries Qatar QSC (Industrials)	2,426,515
204,797	Masraf Al Rayan QSC (Financials)	2,254,806
111,198	Ooredoo QPSC (Communication Services)	2,412,229
64,981	Qatar Islamic Bank (Financials)	2,710,776
98,568	Qatar National Bank QPSC (Financials)	5,400,430

		17,581,649

Russia – 3.6%
1,550,228	Alrosa PJSC (Materials)	2,306,848
972,690	Gazprom PJSC ADR (Energy)	4,630,004
51,029,111	Inter RAO UES PJSC (Utilities)	3,121,081
185,504	LUKOIL PJSC (Energy)	13,565,253
14,956	MMC Norilsk Nickel PJSC (Materials)	2,845,443
18,689	Novatek PJSC GDR (Energy)	3,178,999
319,212	Rosneft Oil Co. PJSC (Energy)	2,017,230
805,347	Sberbank of Russia PJSC ADR (Financials)	9,547,389

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
220,517	Severstal PJSC GDR (Materials)	$ 3,239,395
463,647	Surgutneftegas PJSC ADR (Energy)	2,563,968
489,693	Surgutneftegas PJSC ADR (Energy)	1,947,019
101,181	Tatneft PJSC ADR (Energy)	6,372,379
99,186	X5 Retail Group NV GDR (Consumer Staples)	2,529,243

		57,864,251

Singapore – 0.1%
294,079	BOC Aviation Ltd. (Industrials)(b)	2,265,976

South Africa – 6.1%
187,564	Absa Group Ltd. (Financials)	2,083,105
67,270	Anglo American Platinum Ltd. (Materials)	2,158,850
248,867	AngloGold Ashanti Ltd. (Materials)	2,497,061
169,808	Aspen Pharmacare Holdings Ltd. (Health Care)	1,801,162
142,354	Bid Corp. Ltd. (Consumer Staples)	2,629,795
185,661	Bidvest Group Ltd. (The) (Industrials)	2,748,847
148,185	Clicks Group Ltd. (Consumer Staples)	2,006,863
965,659	FirstRand Ltd. (Financials)	4,652,016
1,863,834	Fortress REIT Ltd., Class A REIT (Real Estate)	2,279,681
126,794	Foschini Group Ltd. (The) (Consumer Discretionary)	1,598,292
1,276,264	Growthpoint Properties Ltd. REIT (Real Estate)	2,174,009
331,771	Hyprop Investments Ltd. REIT (Real Estate)	2,134,245
435,302	Investec Ltd. (Financials)(a)	2,626,331
101,674	Kumba Iron Ore Ltd. (Materials)(a)	1,815,302
228,087	Liberty Holdings Ltd. (Financials)	1,760,051

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
224,512	Mr Price Group Ltd. (Consumer Discretionary)	$ 3,902,255
85,874	Naspers Ltd., Class N (Communication Services)	17,111,322
181,309	Nedbank Group Ltd. (Financials)	3,475,615
1,226,006	Netcare Ltd. (Health Care)	2,263,464
1,331,449	Old Mutual Ltd. (Financials)	2,220,962
810,574	Pick n Pay Stores Ltd. (Consumer Staples)	4,296,561
781,467	Rand Merchant Investment Holdings Ltd. (Financials)	2,026,052
2,932,677	Redefine Properties Ltd. REIT (Real Estate)	2,028,261
159,259	Remgro Ltd. (Financials)	2,315,910
362,886	Sappi Ltd. (Materials)	1,981,888
113,863	Sasol Ltd. (Materials)	3,336,177
206,564	Shoprite Holdings Ltd. (Consumer Staples)	2,937,071
200,170	SPAR Group Ltd. (The) (Consumer Staples)(a)	2,826,091
319,074	Standard Bank Group Ltd. (Financials)	4,031,268
613,604	Telkom SA SOC Ltd. (Communication Services)	2,509,509
273,444	Truworths International Ltd. (Consumer Discretionary)	1,730,637
252,488	Vodacom Group Ltd. (Communication Services)(a)	2,285,206
651,121	Woolworths Holdings Ltd. (Consumer Discretionary)	2,629,606

		98,873,465

South Korea – 15.3%
16,918	Amorepacific Corp. (Consumer Staples)	2,603,466
32,161	AMOREPACIFIC Group (Consumer Staples)	1,862,036
384,066	BNK Financial Group, Inc. (Financials)	2,627,937
19,522	Celltrion, Inc. (Health Care)*	4,171,033
156,108	Cheil Worldwide, Inc. (Communication Services)	3,265,741

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
7,623	CJ CheilJedang Corp. (Consumer Staples)	$ 2,284,962
48,646	Coway Co. Ltd. (Consumer Discretionary)	3,402,334
51,534	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	1,510,230
52,688	DB Insurance Co. Ltd. (Financials)	3,182,102
258,238	DGB Financial Group, Inc. (Financials)	2,027,293
13,192	E-MART, Inc. (Consumer Staples)	2,294,875
44,627	Fila Korea Ltd. (Consumer Discretionary)	2,022,438
44,931	GS Engineering & Construction Corp. (Industrials)	1,747,617
48,424	GS Holdings Corp. (Energy)	2,224,752
50,148	GS Retail Co. Ltd. (Consumer Staples)	1,700,008
88,129	Hana Financial Group, Inc. (Financials)	2,956,109
54,119	Hankook Tire Co. Ltd. (Consumer Discretionary)	2,066,366
426,149	Hanwha Life Insurance Co. Ltd. (Financials)	1,687,945
25,716	HLB, Inc. (Consumer Discretionary)*	1,938,536
43,380	Hotel Shilla Co. Ltd. (Consumer Discretionary)	3,339,751
34,201	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,864,957
13,445	Hyundai Heavy Industries Co. Ltd. (Industrials)*	1,583,246
66,004	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	2,358,232
15,883	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	2,557,546
44,292	Hyundai Motor Co. (Consumer Discretionary)	4,227,882

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
212,695	Industrial Bank of Korea (Financials)	$ 2,808,230
17,420	Kakao Corp. (Communication Services)	1,748,294
71,323	Kangwon Land, Inc. (Consumer Discretionary)	2,051,980
113,044	KB Financial Group, Inc. (Financials)	4,759,960
135,373	Kia Motors Corp. (Consumer Discretionary)	3,683,373
98,867	Korea Electric Power Corp. (Utilities)	2,619,519
56,166	Korea Gas Corp. (Utilities)*	2,555,391
43,136	Korea Investment Holdings Co. Ltd. (Financials)	2,605,207
6,269	Korea Zinc Co. Ltd. (Materials)	2,379,642
98,884	KT Corp. (Communication Services)	2,927,309
32,890	KT&G Corp. (Consumer Staples)	3,051,483
8,178	LG Chem Ltd. (Materials)	2,520,629
39,693	LG Corp. (Industrials)	2,556,612
64,276	LG Electronics, Inc. (Consumer Discretionary)	4,157,197
6,085	LG Household & Health Care Ltd. (Consumer Staples)	6,296,980
155,162	LG Uplus Corp. (Communication Services)	2,450,036
6,369	Lotte Chemical Corp. (Materials)	1,548,287
10,401	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,999,568
28,965	NAVER Corp. (Communication Services)	3,268,721
8,724	NCSoft Corp. (Communication Services)	3,984,734
20,406	OCI Co. Ltd. (Materials)	1,902,339
2,369	Ottogi Corp. (Consumer Staples)	1,566,019
12,144	Pearl Abyss Corp. (Communication Services)*	2,080,064

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
22,811	POSCO (Materials)	$ 5,036,552
24,530	POSCO Chemtech Co. Ltd. (Materials)	1,481,494
41,375	S-1 Corp. (Industrials)	3,554,496
5,265	Samsung Biologics Co. Ltd. (Health Care)*(b)	1,571,116
23,113	Samsung C&T Corp. (Industrials)	2,113,460
58,190	Samsung Card Co. Ltd. (Financials)	1,676,736
21,940	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,358,508
1,495,617	Samsung Electronics Co. Ltd. (Information Technology)	55,837,969
101,604	Samsung Engineering Co. Ltd. (Industrials)*	1,762,967
10,205	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,480,809
28,548	Samsung Life Insurance Co. Ltd. (Financials)	2,202,955
10,417	Samsung SDI Co. Ltd. (Information Technology)	1,919,007
11,921	Samsung SDS Co. Ltd. (Information Technology)	2,084,407
73,394	Samsung Securities Co. Ltd. (Financials)	2,039,541
115,118	Shinhan Financial Group Co. Ltd. (Financials)	4,231,109
9,456	SK Holdings Co. Ltd. (Industrials)	2,374,650
198,471	SK Hynix, Inc. (Information Technology)	12,323,102
18,301	SK Innovation Co. Ltd. (Energy)	3,208,124
23,560	SK Telecom Co. Ltd. (Communication Services)	6,084,678
276,159	Woori Bank (Financials)	3,855,558

		246,226,206

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – 11.2%
409,468	Advantech Co. Ltd. (Information Technology)	$ 3,104,095
1,340,845	ASE Technology Holding Co. Ltd. (Information Technology)*	2,716,385
2,115,807	Asia Cement Corp. (Materials)	2,314,910
277,382	Asustek Computer, Inc. (Information Technology)	1,963,193
4,307,202	AU Optronics Corp. (Information Technology)	1,754,960
2,182,125	Cathay Financial Holding Co. Ltd. (Financials)	3,439,513
980,629	Chailease Holding Co. Ltd. (Financials)	3,059,541
3,517,319	Chang Hwa Commercial Bank Ltd. (Financials)	1,998,379
8,066,825	China Development Financial Holding Corp. (Financials)	2,618,971
4,037,294	China Steel Corp. (Materials)	3,145,790
1,115,821	Chunghwa Telecom Co. Ltd. (Communication Services)	3,876,202
2,803,061	Compal Electronics, Inc. (Information Technology)	1,601,671
5,585,364	CTBC Financial Holding Co. Ltd. (Financials)	3,708,284
682,248	Delta Electronics, Inc. (Information Technology)	2,879,478
3,622,661	E.Sun Financial Holding Co. Ltd. (Financials)	2,446,353
826,669	Far EasTone Telecommunications Co. Ltd. (Communication Services)	1,945,798
781,825	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	4,975,008
3,867,261	First Financial Holding Co. Ltd. (Financials)	2,504,808
853,219	Formosa Chemicals & Fibre Corp. (Materials)	2,950,110

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
787,248	Formosa Petrochemical Corp. (Energy)	$ 2,849,801
985,280	Formosa Plastics Corp. (Materials)	3,198,805
1,094,586	Foxconn Technology Co. Ltd. (Information Technology)	2,210,387
1,872,709	Fubon Financial Holding Co. Ltd. (Financials)	2,967,005
1,915,211	Hon Hai Precision Industry Co. Ltd. (Information Technology)	4,470,681
3,214,128	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,831,338
5,957,522	Innolux Corp. (Information Technology)	1,982,520
3,724,020	Inventec Corp. (Information Technology)	2,671,975
21,307	Largan Precision Co. Ltd. (Information Technology)	2,331,204
2,775,444	Mega Financial Holding Co. Ltd. (Financials)	2,306,750
1,025,414	Nan Ya Plastics Corp. (Materials)	2,473,524
287,150	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,102,246
720,518	President Chain Store Corp. (Consumer Staples)	7,438,752
998,232	Quanta Computer, Inc. (Information Technology)	1,618,807
5,270,223	Shin Kong Financial Holding Co. Ltd. (Financials)	1,788,024
5,107,084	SinoPac Financial Holdings Co Ltd. (Financials)	1,765,838
1,439,044	Standard Foods Corp. (Consumer Staples)	2,282,269
7,574,723	Taishin Financial Holding Co. Ltd. (Financials)	3,332,224
10,103,087	Taiwan Business Bank (Financials)	3,460,467

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
3,725,267	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	$ 2,164,904
777,865	Taiwan Mobile Co. Ltd. (Communication Services)	2,752,700
7,486,318	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	54,807,873
2,898,947	Uni-President Enterprises Corp. (Consumer Staples)	6,795,253
4,909,252	United Microelectronics Corp. (Information Technology)	1,840,880
1,321,984	WPG Holdings Ltd. (Information Technology)	1,609,480
3,817,402	Yuanta Financial Holding Co. Ltd. (Financials)	1,945,789
655,675	Zhen Ding Technology Holding Ltd. (Information Technology)	1,666,781

		179,669,726

Thailand – 2.1%
555,816	Advanced Info Service PCL NVDR (Communication Services)	3,016,744
1,451,200	Airports of Thailand PCL NVDR (Industrials)	2,813,044
406,900	Bumrungrad Hospital PCL NVDR (Health Care)	2,350,771
2,443,377	CP ALL PCL NVDR (Consumer Staples)	5,070,634
283,302	Electricity Generating PCL NVDR (Utilities)	2,067,426
6,719,400	Home Product Center PCL NVDR (Consumer Discretionary)	3,105,584
409,800	Kasikornbank PCL (Financials)	2,411,138
1,173,700	Muangthai Capital PCL NVDR (Financials)	1,757,650

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
542,400	PTT Exploration & Production PCL NVDR (Energy)	$ 2,177,022
989,400	PTT Global Chemical PCL NVDR (Materials)	2,361,624
2,867,070	PTT PCL NVDR (Energy)	4,293,522
3,746,800	Thai Union Group PCL NVDR (Consumer Staples)	2,005,129

		33,430,288

Turkey – 0.6%
241,423	BIM Birlesik Magazalar AS (Consumer Staples)	3,886,242
1,694,075	Haci Omer Sabanci Holding AS (Financials)	2,655,993
702,250	Turk Hava Yollari AO (Industrials)*	2,274,234

		8,816,469

United Arab Emirates – 0.5%
89,758	DP World Ltd. (Industrials)	1,468,441
1,395,371	Dubai Islamic Bank PJSC (Financials)	1,990,592
583,098	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,638,359
689,089	First Abu Dhabi Bank PJSC (Financials)	2,551,383

		8,648,775

United Kingdom – 0.1%
98,141	Mondi Ltd. (Materials)	2,158,695

United States – 0.2%
780,753	JBS SA (Consumer Staples)	2,371,597

TOTAL COMMON STOCKS (Cost $1,369,654,465)		$1,540,573,156

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Rate	Value
Preferred Stocks – 4.2%
Brazil – 2.7%
1,001,182	Banco Bradesco SA (Financials)	3.09%	$ 9,937,406
149,171	Braskem SA, Class A (Materials)	3.52	2,085,807
220,964	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	0.00	1,614,974
114,363	Cia Brasileira de Distribuicao (Consumer Staples)	1.64	2,461,809
1,613,524	Itau Unibanco Holding SA (Financials)	6.21	14,999,260
995,999	Itausa - Investimentos Itau SA (Financials)	4.64	3,171,938
912,008	Petroleo Brasileiro SA (Energy)	0.77	5,992,496
225,521	Telefonica Brasil SA (Communication Services)	9.07	2,677,873

			42,941,563

Chile – 0.1%
614,960	Embotelladora Andina SA, Class B (Consumer Staples)	3.93	2,168,372

Russia – 0.2%
1,075	Transneft PJSC (Energy)	4.42	2,816,250

South Korea – 1.2%
32,783	Amorepacific Corp. (Consumer Staples)	1.42	2,635,040
41,649	Hyundai Motor Co. (Consumer Discretionary)	6.14	2,444,805
8,079	LG Household & Health Care Ltd. (Consumer Staples)	1.27	4,828,878
313,626	Samsung Electronics Co. Ltd. (Information Technology)	4.32	9,442,774

			19,351,497

TOTAL PREFERRED STOCKS (Cost $54,405,599)			$ 67,277,682

Units	Description	Expiration Month	Value
Right – 0.0%
Taiwan – 0.0%
151,039	Taishin Financial Holding Co. Ltd. (Financials)*
(Cost $0)		11/18	$ —

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,424,060,064)			$1,607,850,838

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle – 0.8%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,434,359	2.131%		$ 13,434,359
(Cost $13,434,359)

TOTAL INVESTMENTS – 100.7% (Cost $1,437,494,423)			$1,621,285,197

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(11,608,249)

NET ASSETS – 100.0%			$1,609,676,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,700,194, which represents approximately 0.9% of net assets as of November 30, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$22,917,805	$—	$(9,483,446)	$13,434,359

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$101,379,211	$4,477,212	$—
Asia	1,194,940,273	58,377,111	—
Europe	36,503,994	—	—
North America	44,545,683	—	—
South America	122,517,419	45,109,935	—
Securities Lending Reinvestment Vehicle	13,434,359	—	—
Total	$1,513,320,939	$107,964,258	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Australia – 0.8%
5,739	BHP Group PLC (Materials)	$ 109,953
3,654	Rio Tinto PLC (Materials)	165,926

		275,879

Austria – 0.5%
708	ANDRITZ AG (Industrials)	34,085
422	Erste Group Bank AG (Financials)*	16,652
502	OMV AG (Energy)	25,362
2,272	Raiffeisen Bank International AG (Financials)	66,987
960	Verbund AG (Utilities)	39,261

		182,347

Belgium – 1.5%
1,439	Ageas (Financials)	69,474
1,379	Anheuser-Busch InBev SA/NV (Consumer Staples)	105,611
2,088	Colruyt SA (Consumer Staples)	133,432
404	Groupe Bruxelles Lambert SA (Financials)	36,366
463	KBC Group NV (Financials)	33,236
593	Proximus SADP (Communication Services)	16,410
373	Solvay SA (Materials)	40,341
430	Telenet Group Holding NV (Communication Services)	21,334
960	UCB SA (Health Care)	80,696
527	Umicore SA (Materials)	22,865

		559,765

Chile – 0.0%
2,123	Antofagasta PLC (Materials)	21,681

Denmark – 2.9%
1,242	Carlsberg A/S, Class B (Consumer Staples)	137,552
508	Chr Hansen Holding A/S (Materials)	45,872

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
1,006	Coloplast A/S, Class B (Health Care)	$ 95,939
1,727	Danske Bank A/S (Financials)	34,428
791	DSV A/S (Industrials)	60,531
1,082	H Lundbeck A/S (Health Care)	44,436
501	ISS A/S (Industrials)	16,243
7,541	Novo Nordisk A/S, Class B (Health Care)	350,084
528	Novozymes A/S, Class B (Materials)	24,600
1,025	Orsted A/S (Utilities)(a)	66,696
830	Pandora A/S (Consumer Discretionary)	44,841
1,879	Tryg A/S (Financials)	46,751
337	Vestas Wind Systems A/S (Industrials)	25,155
1,777	William Demant Holding A/S (Health Care)*	51,897

		1,045,025

Finland – 1.5%
706	Elisa OYJ (Communication Services)	28,313
2,955	Fortum OYJ (Utilities)	61,596
576	Kone OYJ, Class B (Industrials)	28,539
704	Neste OYJ (Energy)	55,016
9,343	Nokia OYJ (Information Technology)	51,370
3,302	Nordea Bank Abp (Financials)	29,312
4,219	Orion OYJ, Class B (Health Care)	140,825
1,007	Sampo OYJ, Class A (Financials)	44,957
2,316	Stora Enso OYJ, Class R (Materials)	29,514

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
3,038	UPM-Kymmene OYJ (Materials)	$ 80,938

		550,380

France – 18.6%
719	Accor SA (Consumer Discretionary)	31,912
344	Aeroports de Paris (Industrials)	66,876
937	Air Liquide SA (Materials)	113,253
1,069	Airbus SE (Industrials)	114,526
1,152	Alstom SA (Industrials)	50,557
1,909	Arkema SA (Materials)	181,131
2,603	Atos SE (Information Technology)	221,044
7,176	AXA SA (Financials)	174,810
728	BioMerieux (Health Care)	51,353
4,551	BNP Paribas SA (Financials)	228,659
3,256	Bollore SA (Industrials)	14,267
415	Bouygues SA (Industrials)	15,957
1,495	Bureau Veritas SA (Industrials)	33,042
1,295	Capgemini SE (Information Technology)	151,098
2,459	Carrefour SA (Consumer Staples)	44,269
2,876	Casino Guichard Perrachon SA (Consumer Staples)(b)	129,961
1,330	Cie de Saint-Gobain (Industrials)	49,295
579	Cie Generale des Etablissements Michelin (Consumer Discretionary)	60,588
3,758	CNP Assurances (Financials)	86,036
359	Covivio REIT (Real Estate)	34,977
10,655	Credit Agricole SA (Financials)	132,319
2,721	Danone SA (Consumer Staples)	203,521
21	Dassault Aviation SA (Industrials)	32,099

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
974	Dassault Systemes (Information Technology)	$ 116,898
1,182	Edenred (Industrials)	45,075
1,434	Eiffage SA (Industrials)	136,419
2,592	Electricite de France SA (Utilities)(b)	42,584
4,730	Engie SA (Utilities)	66,516
719	EssilorLuxottica SA (Health Care)	91,300
581	Eurazeo SE (Financials)	43,516
652	Faurecia (Consumer Discretionary)	25,410
237	Gecina SA REIT (Real Estate)	33,140
2,117	Getlink SE (Industrials)	27,505
462	Hermes International (Consumer Discretionary)	249,885
480	ICADE REIT (Real Estate)	38,044
160	Imerys SA (Materials)	8,587
329	Ingenico Group SA (Information Technology)	23,751
1,218	Ipsen SA (Health Care)	156,801
234	Kering (Consumer Discretionary)	101,739
781	Klepierre SA REIT (Real Estate)	25,574
1,230	Legrand SA (Industrials)	75,343
1,259	L’Oreal SA (Consumer Staples)	296,362
1,032	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)(b)	295,100
12,037	Natixis SA (Financials)	66,509
2,988	Orange SA (Communication Services)(b)	51,289
707	Pernod Ricard SA (Consumer Staples)	113,031
7,827	Peugeot SA (Consumer Discretionary)	171,925
965	Publicis Groupe SA (Communication Services)	57,210

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
296	Remy Cointreau SA (Consumer Staples)	$ 34,285
10,777	Rexel SA (Industrials)	129,283
1,012	Safran SA (Industrials)	126,443
4,357	Sanofi (Health Care)	393,720
382	Sartorius Stedim Biotech (Health Care)	38,667
1,831	Schneider Electric SE (Industrials)	133,262
860	SCOR SE (Financials)	41,325
449	SEB SA (Consumer Discretionary)	64,361
448	Societe BIC SA (Industrials)	48,062
2,874	Societe Generale SA (Financials)	105,628
298	Sodexo SA (Consumer Discretionary)	30,853
1,199	Suez (Utilities)	17,818
336	Teleperformance (Industrials)	55,620
484	Thales SA (Industrials)	59,349
7,763	TOTAL SA (Energy)(b)	432,144
1,954	Ubisoft Entertainment SA (Communication Services)*	159,161
168	Unibail-Rodamco-Westfield REIT (Real Estate)	28,883
1,975	Veolia Environnement SA (Utilities)	41,985
1,639	Vinci SA (Industrials)	143,079
1,346	Vivendi SA (Communication Services)	33,528
128	Wendel SA (Financials)	15,551

		6,714,070

Germany – 12.8%
1,371	adidas AG (Consumer Discretionary)	302,391
1,433	Allianz SE (Financials)	302,599
6,908	Aroundtown SA (Real Estate)	59,092
610	Axel Springer SE (Communication Services)	38,885
2,438	BASF SE (Materials)	177,689

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
3,457	Bayer AG (Health Care)	$ 252,778
605	Bayerische Motoren Werke AG (Consumer Discretionary)	49,465
1,210	Beiersdorf AG (Consumer Staples)	129,522
563	Brenntag AG (Industrials)	26,027
2,263	Commerzbank AG (Financials)*	19,489
204	Continental AG (Consumer Discretionary)	30,547
2,144	Covestro AG (Materials)(a)	123,465
1,156	Daimler AG (Consumer Discretionary)	65,045
829	Deutsche Boerse AG (Financials)	105,878
4,663	Deutsche Lufthansa AG (Industrials)	113,513
6,210	Deutsche Post AG (Industrials)	197,719
10,598	Deutsche Telekom AG (Communication Services)	185,814
1,224	Deutsche Wohnen SE (Real Estate)	58,678
4,232	E.ON SE (Utilities)	43,149
946	Evonik Industries AG (Materials)	25,439
254	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	18,676
840	Fresenius Medical Care AG & Co KGaA (Health Care)	68,364
1,337	Fresenius SE & Co KGaA (Health Care)	75,873
487	Hannover Rueck SE (Financials)	67,658
1,421	HeidelbergCement AG (Materials)	94,444
365	Henkel AG & Co KGaA (Consumer Staples)	37,690
366	HOCHTIEF AG (Industrials)	52,049
2,582	HUGO BOSS AG (Consumer Discretionary)	178,332

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
2,681	Infineon Technologies AG (Information Technology)	$ 56,143
449	Innogy SE (Utilities)(a)	20,528
268	KION Group AG (Industrials)	15,118
190	LANXESS AG (Materials)	10,416
905	Merck KGaA (Health Care)	99,763
1,562	METRO AG (Consumer Staples)	23,973
265	MTU Aero Engines AG (Industrials)	55,089
421	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	91,474
1,124	ProSiebenSat.1 Media SE (Communication Services)	22,825
218	Puma SE (Consumer Discretionary)	109,346
8,252	RWE AG (Utilities)	178,131
3,456	SAP SE (Information Technology)	355,775
2,118	Siemens AG (Industrials)	245,566
232	Siemens Healthineers AG (Health Care)*(a)	10,044
579	Symrise AG (Materials)	46,742
3,259	Telefonica Deutschland Holding AG (Communication Services)	13,199
1,945	TUI AG (Consumer Discretionary)	27,720
2,622	Uniper SE (Utilities)	67,302
216	United Internet AG (Communication Services)	9,721
76	Volkswagen AG (Consumer Discretionary)	12,555
1,921	Vonovia SE (Real Estate)	93,027
518	Wirecard AG (Information Technology)	78,269
3,136	Zalando SE (Consumer Discretionary)*(a)	97,290

		4,640,286

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.5%
681	AerCap Holdings NV (Industrials)*	$ 36,004
1,799	AIB Group PLC (Financials)(b)	7,895
2,245	CRH PLC (Materials)	62,073
565	Kerry Group PLC, Class A (Consumer Staples)	58,375
564	Smurfit Kappa Group PLC (Materials)	15,224

		179,571

Italy – 3.9%
5,771	Assicurazioni Generali SpA (Financials)	97,294
2,969	Davide Campari-Milano SpA (Consumer Staples)	24,809
20,357	Enel SpA (Utilities)	110,406
8,596	Eni SpA (Energy)	138,654
633	Ferrari NV (Consumer Discretionary)	69,192
33,383	Intesa Sanpaolo SpA (Financials)	77,410
11,776	Leonardo SpA (Industrials)	116,080
2,802	Luxottica Group SpA (Consumer Discretionary)	163,133
1,553	Mediobanca Banca di Credito Finanziario SpA (Financials)(b)	13,726
4,998	Moncler SpA (Consumer Discretionary)	162,866
8,206	Poste Italiane SpA (Financials)(a)	62,289
1,379	Prysmian SpA (Industrials)	25,247
1,726	Recordati SpA (Health Care)	55,521
5,948	Snam SpA (Energy)	26,070
112,903	Telecom Italia SpA (Communication Services)*	73,479
132,810	Telecom Italia SpA-RSP (Communication Services)	74,751
5,739	Terna Rete Elettrica Nazionale SpA (Utilities)	32,087

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
5,592	UniCredit SpA (Financials)	$ 72,091

		1,395,105

Luxembourg – 0.7%
6,378	ArcelorMittal (Materials)	144,538
1,041	RTL Group SA (Communication Services)	62,293
1,049	SES SA (Communication Services)	22,745
1,212	Tenaris SA (Energy)	14,581

		244,157

Netherlands – 7.2%
967	ABN AMRO Group NV (Financials)(a)	24,657
20,695	Aegon NV (Financials)	115,215
608	Akzo Nobel NV (Materials)	51,011
941	ASML Holding NV (Information Technology)	158,858
1,489	EXOR NV (Financials)	87,499
1,332	Heineken Holding NV (Consumer Staples)	117,561
1,018	Heineken NV (Consumer Staples)	93,156
11,280	ING Groep NV (Financials)	136,454
10,761	Koninklijke Ahold Delhaize NV (Consumer Staples)	276,641
717	Koninklijke DSM NV (Materials)	63,517
9,008	Koninklijke KPN NV (Communication Services)	26,651
4,655	Koninklijke Philips NV (Health Care)	175,222
3,212	NN Group NV (Financials)	136,634
1,352	NXP Semiconductors NV (Information Technology)	112,716
2,670	Randstad NV (Industrials)	129,933
14,320	Royal Dutch Shell PLC, Class A (Energy)	433,020
11,167	Royal Dutch Shell PLC, Class B (Energy)	341,310

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,854	Wolters Kluwer NV (Industrials)	$ 111,929

		2,591,984

Norway – 1.5%
1,241	Aker BP ASA (Energy)	35,139
1,696	DNB ASA (Financials)	29,077
4,567	Equinor ASA (Energy)	106,435
1,884	Gjensidige Forsikring ASA (Financials)	29,366
3,299	Marine Harvest ASA (Consumer Staples)	77,114
3,739	Norsk Hydro ASA (Materials)	17,601
2,305	Orkla ASA (Consumer Staples)	19,022
4,584	Schibsted ASA, Class B (Communication Services)	153,453
2,639	Telenor ASA (Communication Services)	51,058
238	Yara International ASA (Materials)	9,552

		527,817

Portugal – 0.7%
34,723	EDP - Energias de Portugal SA (Utilities)	121,366
2,341	Galp Energia SGPS SA (Energy)	38,473
8,410	Jeronimo Martins SGPS SA (Consumer Staples)	100,364

		260,203

South Africa – 0.7%
10,874	Anglo American PLC (Materials)	217,297
4,524	Investec PLC (Financials)	27,493

		244,790

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.0%
2,484	ACS Actividades de Construccion y Servicios SA (Industrials)	$ 95,288
382	Aena SME SA (Industrials)(a)	60,639
1,925	Amadeus IT Group SA (Information Technology)	137,880
14,462	Banco Bilbao Vizcaya Argentaria SA (Financials)	82,168
47,852	Banco Santander SA (Financials)	226,745
2,937	Bankinter SA (Financials)	24,542
1,743	CaixaBank SA (Financials)	7,174
1,182	Enagas SA (Energy)	32,481
1,284	Endesa SA (Utilities)	28,611
1,194	Ferrovial SA (Industrials)	24,564
816	Grifols SA (Health Care)	22,876
11,551	Iberdrola SA (Utilities)	86,188
6,677	Industria de Diseno Textil SA (Consumer Discretionary)	204,801
13,867	Mapfre SA (Financials)	39,645
2,033	Naturgy Energy Group SA (Utilities)(b)	50,296
1,560	Red Electrica Corp. SA (Utilities)	33,586
13,097	Repsol SA (Energy)	226,144
7,567	Telefonica SA (Communication Services)	67,925

		1,451,553

Sweden – 3.6%
1,583	Alfa Laval AB (Industrials)	34,056
3,017	Assa Abloy AB, Class B (Industrials)	56,089
1,852	Atlas Copco AB, Class A (Industrials)	45,409
1,284	Atlas Copco AB, Class B (Industrials)	29,028
1,435	Boliden AB (Materials)	32,150
1,072	Electrolux AB, Series B (Consumer Discretionary)	24,359

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,453	Epiroc AB, Class A (Industrials)*	$ 11,899
1,284	Epiroc AB, Class B (Industrials)*	10,322
746	Essity AB, Class B (Consumer Staples)	19,115
11,060	Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	203,722
880	Hexagon AB, Class B (Information Technology)	43,830
935	Husqvarna AB, Class B (Consumer Discretionary)	7,364
795	ICA Gruppen AB (Consumer Staples)(b)	28,844
1,240	Industrivarden AB, Class C (Financials)	25,431
1,001	Investor AB, Class B (Financials)	43,852
1,128	Kinnevik AB, Class B (Financials)	28,618
831	L E Lundbergforetagen AB, Class B (Financials)	24,836
1,583	Lundin Petroleum AB (Energy)	41,657
3,502	Sandvik AB (Industrials)	51,946
3,162	Securitas AB, Class B (Industrials)	53,261
3,077	Skandinaviska Enskilda Banken AB, Class A (Financials)	32,051
1,792	Skanska AB, Class B (Industrials)	28,166
962	SKF AB, Class B (Industrials)	15,189
2,134	Svenska Handelsbanken AB, Class A (Financials)	23,506
3,083	Swedbank AB, Class A (Financials)	71,646
3,287	Swedish Match AB (Consumer Staples)	128,358
12,336	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	102,905

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
9,758	Telia Co. AB (Communication Services)	$ 45,021
4,030	Volvo AB, Class B (Industrials)	56,059

		1,318,689

Switzerland – 13.6%
2,847	ABB Ltd. (Industrials)	57,575
1,168	Adecco Group AG (Industrials)	57,737
231	Baloise Holding AG (Financials)	33,933
48	Barry Callebaut AG (Consumer Staples)	81,221
17	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	116,015
1,187	Cie Financiere Richemont SA (Consumer Discretionary)	77,110
541	Clariant AG (Materials)*	10,705
3,001	Coca-Cola HBC AG (Consumer Staples)*	89,368
4,842	Credit Suisse Group AG (Financials)*	57,076
413	Dufry AG (Consumer Discretionary)*	43,848
56	EMS-Chemie Holding AG (Materials)	30,064
72	Geberit AG (Industrials)	28,041
33	Givaudan SA (Materials)	81,233
24,330	Glencore PLC (Materials)*	90,070
450	Julius Baer Group Ltd. (Financials)*	18,160
1,298	Kuehne + Nagel International AG (Industrials)	182,488
437	LafargeHolcim Ltd. (Materials)*	19,586
281	Lonza Group AG (Health Care)*	90,794
11,269	Nestle SA (Consumer Staples)	960,067

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
7,920	Novartis AG (Health Care)	$ 720,872
481	Pargesa Holding SA (Financials)	33,283
296	Partners Group Holding AG (Financials)	193,858
2,823	Roche Holding AG (Health Care)	731,915
182	Schindler Holding AG (Industrials)	34,493
179	Schindler Holding AG Participation Certificates (Industrials)	35,823
76	SGS SA (Industrials)	179,933
319	Sika AG (Materials)	39,486
145	Sonova Holding AG (Health Care)	23,411
4,547	STMicroelectronics NV (Information Technology)	66,568
171	Straumann Holding AG (Health Care)	104,549
156	Swatch Group AG (The) - Bearer (Consumer Discretionary)	46,409
591	Swatch Group AG (The) - Registered (Consumer Discretionary)	34,566
223	Swiss Life Holding AG (Financials)*	87,451
461	Swiss Prime Site AG (Real Estate)*	38,011
726	Swiss Re AG (Financials)	66,298
89	Swisscom AG (Communication Services)	42,686
497	Temenos AG (Information Technology)*	61,519
7,260	UBS Group AG (Financials)*	98,037
258	Vifor Pharma AG (Health Care)	31,793
418	Zurich Insurance Group AG (Financials)	131,128

		4,927,180

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – 0.1%
723	NMC Health PLC (Health Care)	$ 30,423

United Kingdom – 22.2%
7,598	3i Group PLC (Financials)	80,812
8,087	Admiral Group PLC (Financials)	215,031
1,348	Ashtead Group PLC (Industrials)	30,253
1,675	Associated British Foods PLC (Consumer Staples)	51,804
4,262	AstraZeneca PLC (Health Care)	332,636
38,461	Auto Trader Group PLC (Communication Services)(a)	215,133
8,489	Aviva PLC (Financials)	44,083
11,264	Babcock International Group PLC (Industrials)	81,631
4,213	BAE Systems PLC (Industrials)	26,409
17,075	Barclays PLC (Financials)	35,485
6,025	Barratt Developments PLC (Consumer Discretionary)	35,531
1,737	Berkeley Group Holdings PLC (Consumer Discretionary)	71,496
61,399	BP PLC (Energy)	407,363
5,940	British American Tobacco PLC (Consumer Staples)	208,418
4,579	British Land Co. PLC (The) REIT (Real Estate)	32,986
10,401	BT Group PLC (Communication Services)	34,769
1,535	Bunzl PLC (Industrials)	47,318
9,620	Burberry Group PLC (Consumer Discretionary)	218,051
12,818	Centrica PLC (Utilities)	22,528
7,247	CNH Industrial NV (Industrials)	70,567

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,290	Coca-Cola European Partners PLC (Consumer Staples)	$ 62,617
2,549	Compass Group PLC (Consumer Discretionary)	54,589
18,333	ConvaTec Group PLC (Health Care)(a)	35,543
1,327	Croda International PLC (Materials)	82,557
549	DCC PLC (Industrials)	41,363
8,201	Diageo PLC (Consumer Staples)	295,441
8,188	Direct Line Insurance Group PLC (Financials)	34,266
5,043	Experian PLC (Industrials)	122,671
8,752	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	144,401
18,165	GlaxoSmithKline PLC (Health Care)	375,834
1,765	GVC Holdings PLC (Consumer Discretionary)	16,642
11,232	Hargreaves Lansdown PLC (Financials)	272,502
62,103	HSBC Holdings PLC (Financials)	526,373
3,663	Imperial Brands PLC (Consumer Staples)	112,634
4,853	Informa PLC (Communication Services)	42,799
2,245	InterContinental Hotels Group PLC (Consumer Discretionary)	120,305
16,445	International Consolidated Airlines Group SA (Industrials)	131,456
707	Intertek Group PLC (Industrials)	42,370
46,340	J Sainsbury PLC (Consumer Staples)	180,332
477	Johnson Matthey PLC (Materials)	17,796

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
12,945	Kingfisher PLC (Consumer Discretionary)	$ 41,291
3,257	Land Securities Group PLC REIT (Real Estate)	33,793
25,099	Legal & General Group PLC (Financials)	78,426
135,374	Lloyds Banking Group PLC (Financials)	95,620
1,301	London Stock Exchange Group PLC (Financials)	66,946
32,368	Marks & Spencer Group PLC (Consumer Discretionary)	120,880
3,288	Meggitt PLC (Industrials)	21,739
5,089	Merlin Entertainments PLC (Consumer Discretionary)(a)	21,823
1,480	Micro Focus International PLC (Information Technology)	29,061
1,651	Mondi PLC (Materials)	36,011
6,013	National Grid PLC (Utilities)	63,900
2,343	Next PLC (Consumer Discretionary)	146,512
7,023	Pearson PLC (Communication Services)	86,327
1,037	Persimmon PLC (Consumer Discretionary)	25,139
5,755	Prudential PLC (Financials)	113,116
861	Reckitt Benckiser Group PLC (Consumer Staples)	71,538
416	RELX PLC (Industrials)*	8,662
5,659	RELX PLC (Industrials)	117,872
82,156	Rolls-Royce Holdings PLC Entitlement (Industrials)*	105
2,367	Rolls-Royce Holdings PLC (Industrials)*	25,658
5,464	Royal Bank of Scotland Group PLC (Financials)	15,212
39,650	Royal Mail PLC (Industrials)	161,785
5,423	RSA Insurance Group PLC (Financials)	37,544

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
16,428	Sage Group PLC (The) (Information Technology)	$ 121,864
1,123	Schroders PLC (Financials)	36,208
10,753	Segro PLC REIT (Real Estate)	82,758
1,007	Severn Trent PLC (Utilities)	23,512
7,895	Smith & Nephew PLC (Health Care)	143,544
2,287	Smiths Group PLC (Industrials)	40,545
2,686	SSE PLC (Utilities)	37,544
1,820	St James’s Place PLC (Financials)	23,349
3,514	Standard Chartered PLC (Financials)	27,323
8,790	Standard Life Aberdeen PLC (Financials)	29,765
20,137	Taylor Wimpey PLC (Consumer Discretionary)	34,428
52,677	Tesco PLC (Consumer Staples)	132,775
5,345	Unilever NV (Consumer Staples)	296,572
4,444	Unilever PLC (Consumer Staples)	240,611
2,211	United Utilities Group PLC (Utilities)	21,451
74,441	Vodafone Group PLC (Communication Services)	160,458
624	Whitbread PLC (Consumer Discretionary)	36,608
34,742	Wm Morrison Supermarkets PLC (Consumer Staples)	105,322
3,448	WPP PLC (Communication Services)	38,089

		8,026,481

United States – 1.4%
861	Carnival PLC (Consumer Discretionary)	50,017
2,779	Ferguson PLC (Industrials)	177,996

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description		Value
Common Stocks – (continued)
United States – (continued)
1,613	QIAGEN NV (Health Care)*		$ 56,707
3,619	Shire PLC (Health Care)		210,095

			494,815

TOTAL COMMON STOCKS (Cost $39,176,319)			$35,682,201

Shares	Description	Rate	Value
Preferred Stocks – 0.6%
Germany – 0.6%
248	Bayerische Motoren Werke AG (Consumer Discretionary)	6.14%	$ 17,999
1,708	FUCHS PETROLUB SE (Materials)	2.46	70,703
379	Henkel AG & Co KGaA (Consumer Staples)	1.73	43,728
202	Porsche Automobil Holding SE (Consumer Discretionary)	3.09	12,922
307	Sartorius AG (Health Care)	0.44	38,966
203	Volkswagen AG (Consumer Discretionary)	2.64	34,224

TOTAL PREFERRED STOCKS (Cost $255,609)			$ 218,542

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $39,431,928)			$35,900,743

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 3.1%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,133,187	2.131%	$ 1,133,187
(Cost $1,133,187)

TOTAL INVESTMENTS – 102.4% (Cost $40,565,115)		$37,033,930

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(898,172)

NET ASSETS – 100.0%		$36,135,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $738,107, which represents approximately 2.0% of net assets as of November 30, 2018.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$517,340	$615,847	$—	$1,133,187

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$244,790	$—	$—
Asia	30,423	—	—
Europe	34,614,508	218,647	—
North America	494,815	—	—
Oceania	275,879	—	—
South America	21,681	—	—
Securities Lending Reinvestment Vehicle	1,133,187	—	—
Total	$36,815,283	$218,647	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Australia – 6.1%
21,567	AGL Energy Ltd. (Utilities)	$ 296,244
245,593	Alumina Ltd. (Materials)	399,938
44,256	Amcor Ltd. (Materials)	434,030
317,005	AMP Ltd. (Financials)	562,528
95,810	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,655,378
16,481	ASX Ltd. (Financials)	725,605
96,295	Aurizon Holdings Ltd. (Industrials)	296,045
353,099	AusNet Services (Utilities)	398,379
134,576	Australia & New Zealand Banking Group Ltd. (Financials)	2,633,747
44,456	Bank of Queensland Ltd. (Financials)	322,368
155,882	Bendigo & Adelaide Bank Ltd. (Financials)	1,215,735
132,424	BHP Billiton Ltd. (Materials)	2,967,804
78,511	BHP Group PLC (Materials)	1,504,186
275,532	BlueScope Steel Ltd. (Materials)	2,259,557
33,725	Brambles Ltd. (Industrials)	252,926
31,119	Caltex Australia Ltd. (Energy)	625,610
52,848	CIMIC Group Ltd. (Industrials)	1,566,846
60,954	Coca-Cola Amatil Ltd. (Consumer Staples)	384,581
31,615	Cochlear Ltd. (Health Care)	3,908,143
102,077	Commonwealth Bank of Australia (Financials)	5,309,608
40,130	Computershare Ltd. (Information Technology)	531,885
46,553	Crown Resorts Ltd. (Consumer Discretionary)	397,745
33,229	CSL Ltd. (Health Care)	4,304,696
61,869	Dexus REIT (Real Estate)	472,581
74,314	Flight Centre Travel Group Ltd. (Consumer Discretionary)	2,650,982
98,322	Goodman Group REIT (Real Estate)	735,946

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
139,717	GPT Group (The) REIT (Real Estate)	$ 537,689
131,295	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	302,975
148,238	Insurance Australia Group Ltd. (Financials)	788,066
43,531	LendLease Group (Real Estate)	402,443
20,068	Macquarie Group Ltd. (Financials)	1,676,786
335,070	Medibank Pvt Ltd. (Financials)	592,137
214,507	Mirvac Group REIT (Real Estate)	343,050
103,335	National Australia Bank Ltd. (Financials)	1,859,344
26,878	Newcrest Mining Ltd. (Materials)	407,274
91,647	Oil Search Ltd. (Energy)	489,223
163,064	Origin Energy Ltd. (Energy)*	771,622
28,021	QBE Insurance Group Ltd. (Financials)	231,634
6,407	Ramsay Health Care Ltd. (Health Care)	253,680
19,541	REA Group Ltd. (Communication Services)	1,085,505
13,033	Rio Tinto Ltd. (Materials)	697,431
49,523	Rio Tinto PLC (Materials)	2,248,805
127,789	Santos Ltd. (Energy)	515,115
164,795	Scentre Group REIT (Real Estate)	469,332
34,098	SEEK Ltd. (Industrials)	460,153
31,718	Sonic Healthcare Ltd. (Health Care)	528,095
873,712	South32 Ltd. (Materials)	1,977,887
181,078	Stockland REIT (Real Estate)	481,325
96,600	Suncorp Group Ltd. (Financials)	939,622
49,668	Sydney Airport (Industrials)	246,636
424,916	Telstra Corp. Ltd. (Communication Services)	909,164

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
81,384	Transurban Group (Industrials)	$ 676,915
226,918	Vicinity Centres REIT (Real Estate)	442,437
17,738	Washington H Soul Pattinson & Co. Ltd. (Energy)	339,632
85,277	Wesfarmers Ltd. (Consumer Discretionary)	1,967,221
154,584	Westpac Banking Corp. (Financials)	2,931,623
38,060	Woodside Petroleum Ltd. (Energy)	863,260
171,458	Woolworths Group Ltd. (Consumer Staples)	3,620,992

		66,870,166

Austria – 0.3%
12,722	ANDRITZ AG (Industrials)	612,479
7,947	Erste Group Bank AG (Financials)*	313,580
12,725	OMV AG (Energy)	642,880
52,878	Raiffeisen Bank International AG (Financials)	1,559,044
8,878	Verbund AG (Utilities)	363,082

		3,491,065

Belgium – 0.7%
20,714	Ageas (Financials)	1,000,054
13,281	Anheuser-Busch InBev SA/NV (Consumer Staples)(a)	1,017,131
26,415	Colruyt SA (Consumer Staples)	1,688,029
5,851	Groupe Bruxelles Lambert SA (Financials)	526,671
10,685	KBC Group NV (Financials)	767,019
11,566	Proximus SADP (Communication Services)	320,057
5,388	Solvay SA (Materials)	582,726
10,752	Telenet Group Holding NV (Communication Services)	533,463
10,807	UCB SA (Health Care)	908,418

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
15,485	Umicore SA (Materials)	$ 671,860

		8,015,428

Canada – 8.5%
31,994	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	1,678,536
9,903	Atco Ltd., Class I (Utilities)	302,730
50,417	Aurora Cannabis, Inc. (Health Care)*	288,292
30,648	Bank of Montreal (Financials)	2,285,860
60,958	Bank of Nova Scotia (The) (Financials)	3,315,976
12,880	BCE, Inc. (Communication Services)	551,889
148,545	Bombardier, Inc., Class B (Industrials)*	248,115
30,151	Brookfield Asset Management, Inc., Class A (Financials)	1,321,190
27,840	CAE, Inc. (Industrials)	565,137
84,860	Cameco Corp. (Energy)	1,006,879
25,390	Canadian Imperial Bank of Commerce (Financials)(a)	2,130,002
22,859	Canadian National Railway Co. (Industrials)	1,963,421
38,922	Canadian Natural Resources Ltd. (Energy)	977,809
6,464	Canadian Pacific Railway Ltd. (Industrials)	1,366,676
2,636	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	294,222
12,926	Canadian Utilities Ltd., Class A (Utilities)	304,599
9,519	Canopy Growth Corp. (Health Care)*	323,364
190,811	Cenovus Energy, Inc. (Energy)	1,409,799
48,110	CGI Group, Inc., Class A (Information Technology)*	3,076,781
132,295	CI Financial Corp. (Financials)	2,002,690

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
7,388	Constellation Software, Inc. (Information Technology)	$ 5,065,430
113,839	Dollarama, Inc. (Consumer Discretionary)	3,008,070
193,975	Empire Co. Ltd., Class A (Consumer Staples)	3,673,426
22,082	Enbridge, Inc. (Energy)	725,378
3,015	Fairfax Financial Holdings Ltd. (Financials)	1,424,996
34,590	Finning International, Inc. (Industrials)	718,554
31,716	First Capital Realty, Inc. (Real Estate)	471,051
16,894	Fortis, Inc. (Utilities)	586,606
44,561	George Weston Ltd. (Consumer Staples)	3,220,958
11,958	Gildan Activewear, Inc. (Consumer Discretionary)	392,722
40,190	Great-West Lifeco, Inc. (Financials)(a)	921,367
26,570	H&R Real Estate Investment Trust REIT (Real Estate)	420,610
142,823	Husky Energy, Inc. (Energy)	1,773,064
23,463	Hydro One Ltd. (Utilities)(b)	347,064
18,826	IGM Financial, Inc. (Financials)	482,725
38,844	Imperial Oil Ltd. (Energy)	1,156,465
49,138	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	1,795,676
8,951	Intact Financial Corp. (Financials)	716,363
42,631	Loblaw Cos. Ltd. (Consumer Staples)	1,965,882
27,122	Magna International, Inc. (Consumer Discretionary)	1,353,141
87,694	Manulife Financial Corp. (Financials)	1,449,580
5,057	Methanex Corp. (Materials)	280,112
26,097	Metro, Inc. (Consumer Staples)	899,287
28,782	National Bank of Canada (Financials)	1,312,309

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
8,772	Onex Corp. (Financials)	$ 543,836
11,668	Open Text Corp. (Information Technology)	399,702
14,581	Pembina Pipeline Corp. (Energy)	491,482
106,359	Power Corp. of Canada (Financials)	2,120,618
71,691	Power Financial Corp. (Financials)	1,516,240
4,247	Restaurant Brands International, Inc. (Consumer Discretionary)	247,739
21,810	RioCan Real Estate Investment Trust REIT (Real Estate)	405,809
12,548	Rogers Communications, Inc., Class B (Communication Services)	669,082
85,842	Royal Bank of Canada (Financials)	6,292,023
49,107	Saputo, Inc. (Consumer Staples)	1,525,565
16,703	Shaw Communications, Inc., Class B (Communication Services)	314,304
6,580	Shopify, Inc., Class A (Information Technology)*	1,001,233
13,375	SmartCentres Real Estate Investment Trust REIT (Real Estate)	316,286
7,851	SNC-Lavalin Group, Inc. (Industrials)	286,490
38,258	Sun Life Financial, Inc. (Financials)	1,410,460
59,555	Suncor Energy, Inc. (Energy)	1,919,597
104,595	Teck Resources Ltd., Class B (Materials)	2,117,712
14,808	TELUS Corp. (Communication Services)	531,332
10,184	Thomson Reuters Corp. (Industrials)	514,372
100,033	Toronto-Dominion Bank (The) (Financials)	5,536,399

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
17,116	TransCanada Corp. (Energy)	$ 701,201
25,966	West Fraser Timber Co. Ltd. (Materials)	1,354,858
60,961	WSP Global, Inc. (Industrials)	3,000,578

		92,791,721

Chile – 0.0%
49,283	Antofagasta PLC (Materials)	503,293

China – 0.1%
241,189	BOC Hong Kong Holdings Ltd. (Financials)	940,008

Colombia – 0.0%
4,468	Millicom International Cellular SA (Communication Services)	263,138

Denmark – 1.8%
24,491	Carlsberg A/S, Class B (Consumer Staples)	2,712,387
7,834	Chr Hansen Holding A/S (Materials)	707,406
22,029	Coloplast A/S, Class B (Health Care)	2,100,833
36,033	Danske Bank A/S (Financials)	718,320
14,102	DSV A/S (Industrials)	1,079,141
18,019	H Lundbeck A/S (Health Care)	740,016
12,716	ISS A/S (Industrials)	412,266
121,316	Novo Nordisk A/S, Class B (Health Care)	5,631,990
12,427	Novozymes A/S, Class B (Materials)	578,986
18,342	Orsted A/S (Utilities)(b)	1,193,507
18,586	Pandora A/S (Consumer Discretionary)	1,004,108
27,434	Tryg A/S (Financials)	682,583
8,838	Vestas Wind Systems A/S (Industrials)	659,692

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
48,000	William Demant Holding A/S (Health Care)*	$ 1,401,827

		19,623,062

Finland – 0.9%
10,297	Elisa OYJ (Communication Services)	412,954
42,528	Fortum OYJ (Utilities)	886,484
11,197	Kone OYJ, Class B (Industrials)	554,781
11,951	Neste OYJ (Energy)	933,946
130,134	Nokia OYJ (Information Technology)	715,504
62,740	Nordea Bank Abp (Financials)	556,940
56,257	Orion OYJ, Class B (Health Care)	1,877,787
18,820	Sampo OYJ, Class A (Financials)	840,212
36,907	Stora Enso OYJ, Class R (Materials)	470,323
73,156	UPM-Kymmene OYJ (Materials)	1,949,011
14,235	Wartsila OYJ Abp (Industrials)	231,771

		9,429,713

France – 10.8%
12,192	Accor SA (Consumer Discretionary)	541,132
4,838	Aeroports de Paris (Industrials)	940,543
15,282	Air Liquide SA (Materials)	1,847,100
19,874	Airbus SE (Industrials)	2,129,172
17,175	Alstom SA (Industrials)	753,742
29,690	Arkema SA (Materials)	2,817,063
51,359	Atos SE (Information Technology)	4,361,343
98,741	AXA SA (Financials)	2,405,367
14,868	BioMerieux (Health Care)	1,048,777
70,514	BNP Paribas SA (Financials)	3,542,877
9,383	Bouygues SA (Industrials)	360,788

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
24,016	Bureau Veritas SA (Industrials)	$ 530,790
25,104	Capgemini SE (Information Technology)	2,929,094
65,133	Carrefour SA (Consumer Staples)	1,172,575
50,742	Casino Guichard Perrachon SA (Consumer Staples)(a)	2,292,935
23,653	Cie de Saint-Gobain (Industrials)	876,680
10,537	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,102,619
83,556	CNP Assurances (Financials)	1,912,939
4,587	Covivio REIT (Real Estate)	446,912
170,651	Credit Agricole SA (Financials)	2,119,233
49,946	Danone SA (Consumer Staples)	3,735,783
374	Dassault Aviation SA (Industrials)	571,673
21,991	Dassault Systemes (Information Technology)	2,639,327
15,944	Edenred (Industrials)	608,011
22,338	Eiffage SA (Industrials)	2,125,051
41,268	Electricite de France SA (Utilities)(a)	677,990
68,123	Engie SA (Utilities)	957,983
17,812	EssilorLuxottica SA (Health Care)	2,261,801
17,832	Eurazeo SE (Financials)	1,335,587
14,833	Eutelsat Communications SA (Communication Services)(a)	316,160
8,730	Faurecia (Consumer Discretionary)	340,226
3,806	Gecina SA REIT (Real Estate)	532,204
28,124	Getlink SE (Industrials)	365,403
9,041	Hermes International (Consumer Discretionary)	4,890,059
8,552	ICADE REIT (Real Estate)	677,810
5,772	Imerys SA (Materials)	309,776

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
10,680	Ingenico Group SA (Information Technology)	$ 771,014
19,682	Ipsen SA (Health Care)	2,533,799
4,100	Kering (Consumer Discretionary)	1,782,615
14,336	Klepierre SA REIT (Real Estate)	469,428
13,668	Legrand SA (Industrials)	837,230
22,729	L’Oreal SA (Consumer Staples)	5,350,289
18,347	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	5,246,321
211,179	Natixis SA (Financials)	1,166,844
44,365	Orange SA (Communication Services)(a)	761,521
11,205	Pernod Ricard SA (Consumer Staples)(a)	1,791,385
163,069	Peugeot SA (Consumer Discretionary)	3,581,917
19,454	Publicis Groupe SA (Communication Services)	1,153,323
6,055	Remy Cointreau SA (Consumer Staples)	701,346
182,063	Rexel SA (Industrials)	2,184,063
19,125	Safran SA (Industrials)	2,389,550
66,653	Sanofi (Health Care)	6,023,091
3,520	Sartorius Stedim Biotech (Health Care)	356,306
24,943	Schneider Electric SE (Industrials)	1,815,378
14,375	SCOR SE (Financials)	690,758
14,670	SEB SA (Consumer Discretionary)	2,102,840
11,053	Societe BIC SA (Industrials)	1,185,774
55,587	Societe Generale SA (Financials)	2,042,980
4,478	Sodexo SA (Consumer Discretionary)	463,621
22,550	Suez (Utilities)	335,111
5,617	Teleperformance (Industrials)	929,810
9,802	Thales SA (Industrials)	1,201,948

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
106,088	TOTAL SA (Energy)	$ 5,905,609
29,097	Ubisoft Entertainment SA (Communication Services)*	2,370,069
2,777	Unibail-Rodamco-Westfield REIT (Real Estate)	477,424
9,778	Valeo SA (Consumer Discretionary)	278,993
31,265	Veolia Environnement SA (Utilities)	664,631
30,925	Vinci SA (Industrials)	2,699,644
18,489	Vivendi SA (Communication Services)	460,552
2,698	Wendel SA (Financials)	327,781

		117,529,490

Germany – 7.1%
23,347	adidas AG (Consumer Discretionary)	5,149,469
26,615	Allianz SE (Financials)	5,620,148
82,682	Aroundtown SA (Real Estate)	707,274
11,885	Axel Springer SE (Communication Services)	757,617
36,487	BASF SE (Materials)	2,659,280
52,923	Bayer AG (Health Care)	3,869,768
5,427	Bayerische Motoren Werke AG (Consumer Discretionary)	443,710
25,758	Beiersdorf AG (Consumer Staples)	2,757,212
10,853	Brenntag AG (Industrials)	501,732
46,116	Commerzbank AG (Financials)*	397,146
4,007	Continental AG (Consumer Discretionary)	600,009
29,758	Covestro AG (Materials)(b)	1,713,651
16,382	Daimler AG (Consumer Discretionary)	921,769
22,433	Deutsche Boerse AG (Financials)	2,865,094
120,845	Deutsche Lufthansa AG (Industrials)	2,941,776

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
116,507	Deutsche Post AG (Industrials)	$ 3,709,452
159,405	Deutsche Telekom AG (Communication Services)	2,794,831
18,001	Deutsche Wohnen SE (Real Estate)	862,958
67,839	E.ON SE (Utilities)	691,681
14,271	Evonik Industries AG (Materials)	383,761
5,431	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	399,332
9,403	Fresenius Medical Care AG & Co KGaA (Health Care)	765,274
25,635	Fresenius SE & Co KGaA (Health Care)	1,454,745
5,720	Hannover Rueck SE (Financials)	794,663
15,840	HeidelbergCement AG (Materials)	1,052,775
10,523	Henkel AG & Co KGaA (Consumer Staples)	1,086,618
6,246	HOCHTIEF AG (Industrials)	888,248
31,250	HUGO BOSS AG (Consumer Discretionary)	2,158,352
44,620	Infineon Technologies AG (Information Technology)	934,386
6,382	Innogy SE (Utilities)(b)	291,787
8,069	KION Group AG (Industrials)	455,162
19,497	Merck KGaA (Health Care)	2,149,269
38,414	METRO AG (Consumer Staples)	589,565
4,583	MTU Aero Engines AG (Industrials)	952,719
5,646	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,226,756
9,228	OSRAM Licht AG (Industrials)	422,847
28,297	ProSiebenSat.1 Media SE (Communication Services)	574,625

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
2,790	Puma SE (Consumer Discretionary)	$ 1,399,427
142,598	RWE AG (Utilities)	3,078,170
49,751	SAP SE (Information Technology)	5,121,576
30,149	Siemens AG (Industrials)	3,495,548
8,635	Symrise AG (Materials)	697,099
130,316	Telefonica Deutschland Holding AG (Communication Services)	527,787
48,799	TUI AG (Consumer Discretionary)	695,474
53,481	Uniper SE (Utilities)	1,372,756
4,856	United Internet AG (Communication Services)	218,554
28,133	Vonovia SE (Real Estate)	1,362,378
8,094	Wirecard AG (Information Technology)	1,222,994
41,129	Zalando SE (Consumer Discretionary)*(a)(b)	1,275,972

		77,013,196

Hong Kong – 2.8%
558,023	AIA Group Ltd. (Financials)	4,552,889
49,491	ASM Pacific Technology Ltd. (Information Technology)	505,930
101,921	Bank of East Asia Ltd. (The) (Financials)(a)	343,177
103,979	CK Asset Holdings Ltd. (Real Estate)	748,710
132,271	CK Hutchison Holdings Ltd. (Industrials)	1,382,585
41,765	CK Infrastructure Holdings Ltd. (Utilities)	317,544
94,538	CLP Holdings Ltd. (Utilities)	1,041,932
234,773	Dairy Farm International Holdings Ltd. (Consumer Staples)	2,066,002
101,923	Hang Lung Group Ltd. (Real Estate)	282,622
127,842	Hang Lung Properties Ltd. (Real Estate)	258,763

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
58,607	Hang Seng Bank Ltd. (Financials)	$ 1,352,512
57,470	Henderson Land Development Co. Ltd. (Real Estate)	295,217
566,891	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	543,294
421,240	HKT Trust & HKT Ltd. (Communication Services)	609,327
628,762	Hong Kong & China Gas Co. Ltd. (Utilities)	1,267,848
92,589	Hong Kong Exchanges & Clearing Ltd. (Financials)	2,697,542
37,236	Hongkong Land Holdings Ltd. (Real Estate)	242,406
9,935	Jardine Matheson Holdings Ltd. (Industrials)	656,008
15,949	Jardine Strategic Holdings Ltd. (Industrials)	614,037
361,519	Kerry Properties Ltd. (Real Estate)	1,240,365
102,556	Link REIT (Real Estate)	976,318
107,895	MTR Corp. Ltd. (Industrials)	559,759
188,749	New World Development Co. Ltd. (Real Estate)	253,732
284,058	NWS Holdings Ltd. (Industrials)	597,463
2,848,027	PCCW Ltd. (Communication Services)	1,670,440
46,253	Power Assets Holdings Ltd. (Utilities)	313,249
245,421	Shangri-La Asia Ltd. (Consumer Discretionary)	348,104
35,570	Sun Hung Kai Properties Ltd. (Real Estate)	506,796
100,664	Swire Pacific Ltd., Class A (Real Estate)	1,112,665
102,916	Swire Properties Ltd. (Real Estate)	358,363
156,777	Techtronic Industries Co. Ltd. (Consumer Discretionary)	843,410

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,519,160	WH Group Ltd. (Consumer Staples)(b)	$ 1,838,086
41,399	Wharf Real Estate Investment Co. Ltd. (Real Estate)	248,899
49,030	Wheelock & Co. Ltd. (Real Estate)	281,308

		30,927,302

Ireland – 0.3%
7,692	AerCap Holdings NV (Industrials)*	406,676
37,239	CRH PLC (Materials)	1,029,642
42,279	James Hardie Industries PLC CDI (Materials)	493,988
10,340	Kerry Group PLC, Class A (Consumer Staples)	1,068,306

		2,998,612

Israel – 1.0%
79,572	Bank Hapoalim BM (Financials)	544,144
225,339	Bank Leumi Le-Israel BM (Financials)	1,475,691
649,516	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	745,499
8,611	Check Point Software Technologies Ltd. (Information Technology)*	962,796
48,331	Israel Chemicals Ltd. (Materials)	281,773
34,330	Mizrahi Tefahot Bank Ltd. (Financials)	621,889
16,221	Nice Ltd. (Information Technology)*	1,861,808
198,478	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	4,275,216

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
4,863	Wix.com Ltd. (Information Technology)*	$ 457,997

		11,226,813

Italy – 2.4%
77,429	Assicurazioni Generali SpA (Financials)	1,305,392
73,241	Davide Campari-Milano SpA (Consumer Staples)	612,002
320,169	Enel SpA (Utilities)	1,736,430
156,982	Eni SpA (Energy)	2,532,125
19,173	Ferrari NV (Consumer Discretionary)	2,095,752
860,954	Intesa Sanpaolo SpA (Financials)	1,996,422
217,965	Leonardo SpA (Industrials)	2,148,562
55,260	Luxottica Group SpA (Consumer Discretionary)	3,217,254
69,762	Mediobanca Banca di Credito Finanziario SpA (Financials)(a)	616,581
58,913	Moncler SpA (Consumer Discretionary)	1,919,749
135,224	Poste Italiane SpA (Financials)(b)	1,026,432
31,770	Prysmian SpA (Industrials)	581,661
27,910	Recordati SpA (Health Care)	897,787
132,439	Snam SpA (Energy)	580,472
2,282,544	Telecom Italia SpA (Communication Services)*	1,485,519
2,790,288	Telecom Italia SpA-RSP (Communication Services)	1,570,490
114,955	Terna Rete Elettrica Nazionale SpA (Utilities)	642,719
91,919	UniCredit SpA (Financials)	1,185,001

		26,150,350

Japan – 23.0%
12,528	ABC-Mart, Inc. (Consumer Discretionary)	703,907
51,118	Aeon Co. Ltd. (Consumer Staples)	1,224,941

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,564	Aisin Seiki Co. Ltd. (Consumer Discretionary)	$ 220,012
18,413	Ajinomoto Co., Inc. (Consumer Staples)	318,234
73,087	Alfresa Holdings Corp. (Health Care)	1,943,837
17,873	ANA Holdings, Inc. (Industrials)	637,636
12,115	Aozora Bank Ltd. (Financials)	397,965
33,696	Asahi Group Holdings Ltd. (Consumer Staples)	1,410,751
66,579	Asahi Kasei Corp. (Materials)	728,822
52,325	Asics Corp. (Consumer Discretionary)	753,886
204,684	Astellas Pharma, Inc. (Health Care)	3,144,617
48,820	Bandai Namco Holdings, Inc. (Consumer Discretionary)	2,050,827
16,222	Benesse Holdings, Inc. (Consumer Discretionary)	481,446
32,630	Bridgestone Corp. (Consumer Discretionary)	1,321,867
82,108	Brother Industries Ltd. (Information Technology)	1,371,721
61,047	Calbee, Inc. (Consumer Staples)	2,021,459
65,687	Canon, Inc. (Information Technology)	1,862,723
23,915	Casio Computer Co. Ltd. (Consumer Discretionary)	333,399
5,584	Central Japan Railway Co. (Industrials)	1,147,044
61,063	Chubu Electric Power Co., Inc. (Utilities)	915,273
11,723	Chugai Pharmaceutical Co. Ltd. (Health Care)	802,182
46,347	Chugoku Electric Power Co., Inc. (The) (Utilities)(a)	585,307
37,466	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	1,072,343

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
28,389	CyberAgent, Inc. (Communication Services)	$ 1,285,068
16,918	Dai Nippon Printing Co. Ltd. (Industrials)	391,252
35,755	Dai-ichi Life Holdings, Inc. (Financials)	622,839
37,908	Daiichi Sankyo Co. Ltd. (Health Care)	1,391,128
11,389	Daikin Industries Ltd. (Industrials)	1,264,776
10,610	Daito Trust Construction Co. Ltd. (Real Estate)	1,385,701
25,375	Daiwa House Industry Co. Ltd. (Real Estate)	798,905
235	Daiwa House REIT Investment Corp. REIT (Real Estate)	532,501
45,528	Daiwa Securities Group, Inc. (Financials)	251,196
25,072	DeNA Co. Ltd. (Communication Services)	465,008
15,817	Denso Corp. (Consumer Discretionary)	730,883
2,721	Disco Corp. (Information Technology)	396,588
8,790	Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	533,361
7,179	East Japan Railway Co. (Industrials)	652,464
13,812	Eisai Co. Ltd. (Health Care)	1,266,860
25,118	Electric Power Development Co. Ltd. (Utilities)	646,365
7,847	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)	1,113,300
7,478	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,888,165
43,160	FUJIFILM Holdings Corp. (Information Technology)	1,714,237
29,682	Fujitsu Ltd. (Information Technology)	1,826,404
29,756	Hakuhodo DY Holdings, Inc. (Communication Services)	455,446

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,453	Hamamatsu Photonics KK (Information Technology)	$ 607,128
14,467	Hankyu Hanshin Holdings, Inc. (Industrials)	490,515
6,386	Hikari Tsushin, Inc. (Consumer Discretionary)	1,018,498
7,038	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	449,366
57,633	Hitachi Ltd. (Information Technology)	1,668,845
129,085	Honda Motor Co. Ltd. (Consumer Discretionary)	3,640,072
3,325	Hoshizaki Corp. (Industrials)	257,977
52,891	Hoya Corp. (Health Care)	3,213,984
24,976	Idemitsu Kosan Co. Ltd. (Energy)	908,418
18,765	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	331,011
36,774	Inpex Corp. (Energy)	390,248
40,806	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	471,847
155,028	ITOCHU Corp. (Industrials)	2,752,413
24,046	Japan Airlines Co. Ltd. (Industrials)	866,969
10,194	Japan Airport Terminal Co. Ltd. (Industrials)	395,910
20,219	Japan Exchange Group, Inc. (Financials)	364,138
27,278	Japan Post Bank Co. Ltd. (Financials)	318,544
56,484	Japan Post Holdings Co. Ltd. (Financials)	687,458
148	Japan Prime Realty Investment Corp. REIT (Real Estate)	578,054
111	Japan Real Estate Investment Corp. REIT (Real Estate)	612,919
259	Japan Retail Fund Investment Corp. REIT (Real Estate)	496,559

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
34,442	Japan Tobacco, Inc. (Consumer Staples)	$ 856,424
22,646	JGC Corp. (Industrials)	330,666
283,860	JXTG Holdings, Inc. (Energy)	1,715,659
46,488	Kajima Corp. (Industrials)	643,176
149,861	Kakaku.com, Inc. (Communication Services)	3,014,377
31,746	Kamigumi Co. Ltd. (Industrials)	712,642
113,672	Kansai Electric Power Co., Inc. (The) (Utilities)	1,705,831
57,781	Kao Corp. (Consumer Staples)	4,253,048
44,850	KDDI Corp. (Communication Services)	1,052,227
16,931	Keihan Holdings Co. Ltd. (Industrials)	706,763
15,052	Keikyu Corp. (Industrials)	240,063
8,065	Keio Corp. (Industrials)	446,043
10,647	Keisei Electric Railway Co. Ltd. (Industrials)	345,055
2,870	Keyence Corp. (Information Technology)	1,556,953
24,833	Kikkoman Corp. (Consumer Staples)	1,447,772
11,688	Kintetsu Group Holdings Co. Ltd. (Industrials)	486,871
59,448	Kirin Holdings Co. Ltd. (Consumer Staples)	1,395,235
7,070	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	491,880
12,312	Komatsu Ltd. (Industrials)	328,862
4,517	Konami Holdings Corp. (Communication Services)	202,082
192,916	Konica Minolta, Inc. (Information Technology)	1,736,329
20,874	Kose Corp. (Consumer Staples)	3,112,257
14,541	Kuraray Co. Ltd. (Materials)	225,895
26,062	Kyushu Electric Power Co., Inc. (Utilities)	305,950

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,679	Kyushu Railway Co. (Industrials)	$ 385,700
28,043	Lawson, Inc. (Consumer Staples)	1,834,958
33,064	LINE Corp. (Communication Services)*(a)	1,188,033
105,009	Lion Corp. (Consumer Staples)	2,070,587
113,570	M3, Inc. (Health Care)	1,834,323
243,866	Marubeni Corp. (Industrials)	1,820,136
17,367	Marui Group Co. Ltd. (Consumer Discretionary)	374,258
13,528	Maruichi Steel Tube Ltd. (Materials)	401,492
176,690	Mazda Motor Corp. (Consumer Discretionary)	1,882,826
13,239	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	593,452
120,667	Medipal Holdings Corp. (Health Care)	2,762,961
23,740	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,867,003
58,014	MISUMI Group, Inc. (Industrials)	1,314,064
238,200	Mitsubishi Chemical Holdings Corp. (Materials)	1,947,975
95,929	Mitsubishi Corp. (Industrials)	2,586,830
65,665	Mitsubishi Electric Corp. (Industrials)	866,281
20,397	Mitsubishi Estate Co. Ltd. (Real Estate)	327,106
32,595	Mitsubishi Heavy Industries Ltd. (Industrials)	1,239,213
15,100	Mitsubishi Tanabe Pharma Corp. (Health Care)	231,786
471,070	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,590,781
239,750	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,306,960
126,005	Mitsui & Co. Ltd. (Industrials)	1,969,140
11,038	Mitsui Fudosan Co. Ltd. (Real Estate)	263,920

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,337,346	Mizuho Financial Group, Inc. (Financials)	$ 2,217,721
54,074	MonotaRO Co. Ltd. (Industrials)	1,464,355
11,150	MS&AD Insurance Group Holdings, Inc. (Financials)	338,280
4,813	Murata Manufacturing Co. Ltd. (Information Technology)	733,924
35,055	Nagoya Railroad Co. Ltd. (Industrials)	878,304
85,192	NEC Corp. (Information Technology)	2,640,914
44,348	Nexon Co. Ltd. (Communication Services)*	524,130
22,402	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	460,075
8,781	NH Foods Ltd. (Consumer Staples)	325,566
7,592	Nidec Corp. (Industrials)	1,010,929
79,459	Nikon Corp. (Consumer Discretionary)	1,245,592
1,230	Nintendo Co. Ltd. (Communication Services)	374,904
111	Nippon Building Fund, Inc. REIT (Real Estate)	691,123
13,087	Nippon Electric Glass Co. Ltd. (Information Technology)	351,522
262	Nippon Prologis REIT, Inc. REIT (Real Estate)	542,459
60,436	Nippon Telegraph & Telephone Corp. (Communication Services)	2,490,889
11,834	Nissan Chemical Corp. (Materials)	641,985
80,965	Nissan Motor Co. Ltd. (Consumer Discretionary)	708,970
30,579	Nisshin Seifun Group, Inc. (Consumer Staples)	642,280
8,677	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	560,127
18,740	Nitori Holdings Co. Ltd. (Consumer Discretionary)	2,509,394

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
59,159	Nomura Holdings, Inc. (Financials)	$ 266,437
432	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	576,761
11,817	Nomura Research Institute Ltd. (Information Technology)	518,782
95,968	NTT Data Corp. (Information Technology)	1,115,612
71,138	NTT DOCOMO, Inc. (Communication Services)	1,646,730
9,570	Obic Co. Ltd. (Information Technology)	826,787
19,003	Odakyu Electric Railway Co. Ltd. (Industrials)	425,915
138,267	Oji Holdings Corp. (Materials)	808,536
33,711	Olympus Corp. (Health Care)	948,539
27,637	Omron Corp. (Information Technology)	1,214,519
14,474	Ono Pharmaceutical Co. Ltd. (Health Care)	349,964
4,989	Oracle Corp. Japan (Information Technology)	323,813
13,845	Oriental Land Co. Ltd. (Consumer Discretionary)	1,377,184
69,071	ORIX Corp. (Financials)	1,118,944
37,689	Osaka Gas Co. Ltd. (Utilities)	686,733
15,535	Otsuka Corp. (Information Technology)	522,622
15,794	Otsuka Holdings Co. Ltd. (Health Care)	769,879
93,678	Panasonic Corp. (Consumer Discretionary)	960,705
12,652	Park24 Co. Ltd. (Industrials)	341,509
52,943	Persol Holdings Co. Ltd. (Industrials)	991,253
21,314	Pigeon Corp. (Consumer Staples)	877,525
84,247	Pola Orbis Holdings, Inc. (Consumer Staples)	2,377,910
165,627	Recruit Holdings Co. Ltd. (Industrials)	4,555,289

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
131,571	Resona Holdings, Inc. (Financials)	$ 697,425
48,072	Ricoh Co. Ltd. (Information Technology)	466,538
3,566	Rinnai Corp. (Consumer Discretionary)	255,634
8,602	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,314,321
9,367	Sankyo Co. Ltd. (Consumer Discretionary)	374,515
43,104	SBI Holdings, Inc. (Financials)	977,859
10,083	Secom Co. Ltd. (Industrials)	852,993
36,261	Sega Sammy Holdings, Inc. (Consumer Discretionary)	511,582
43,352	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	703,253
22,153	Sekisui House Ltd. (Consumer Discretionary)	333,807
41,247	Seven & i Holdings Co. Ltd. (Consumer Staples)	1,795,543
18,658	SG Holdings Co. Ltd. (Industrials)	456,632
30,564	Shimadzu Corp. (Information Technology)	714,371
7,893	Shimamura Co. Ltd. (Consumer Discretionary)	670,088
2,610	Shimano, Inc. (Consumer Discretionary)	381,099
28,614	Shinsei Bank Ltd. (Financials)	392,608
19,614	Shionogi & Co. Ltd. (Health Care)	1,296,890
78,847	Shiseido Co. Ltd. (Consumer Staples)	5,016,211
13,002	Showa Denko KK (Materials)	520,996
75,551	Showa Shell Sekiyu KK (Energy)	1,170,359
12,061	SoftBank Group Corp. (Communication Services)	1,011,828
57,848	Sony Corp. (Consumer Discretionary)	3,024,602

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,944	Sony Financial Holdings, Inc. (Financials)	$ 250,345
14,722	Stanley Electric Co. Ltd. (Consumer Discretionary)	428,500
21,518	Subaru Corp. (Consumer Discretionary)	478,115
20,155	SUMCO Corp. (Information Technology)	308,848
129,133	Sumitomo Chemical Co. Ltd. (Materials)	700,537
120,840	Sumitomo Corp. (Industrials)	1,855,434
48,620	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,584,271
24,312	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	340,968
7,112	Sumitomo Heavy Industries Ltd. (Industrials)	235,814
70,351	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,591,618
18,715	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	750,248
13,511	Sumitomo Realty & Development Co. Ltd. (Real Estate)	500,698
31,291	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	418,040
33,772	Sundrug Co. Ltd. (Consumer Staples)	1,139,117
30,225	Suntory Beverage & Food Ltd. (Consumer Staples)	1,267,028
52,737	Suzuken Co. Ltd. (Health Care)	2,837,720
15,782	Suzuki Motor Corp. (Consumer Discretionary)	785,973
32,210	Sysmex Corp. (Health Care)	1,715,881
9,872	Taiheiyo Cement Corp. (Materials)	333,848
5,869	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	678,127

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,948	Taiyo Nippon Sanso Corp. (Materials)	$ 403,246
23,628	Takeda Pharmaceutical Co. Ltd. (Health Care)	885,400
7,043	TDK Corp. (Information Technology)	555,129
30,400	Teijin Ltd. (Materials)	524,738
16,323	Terumo Corp. (Health Care)	960,980
19,045	Tobu Railway Co. Ltd. (Industrials)	545,101
11,575	Toho Co. Ltd. (Communication Services)	402,653
10,777	Toho Gas Co. Ltd. (Utilities)	435,636
39,144	Tohoku Electric Power Co., Inc. (Utilities)	511,578
27,837	Tokio Marine Holdings, Inc. (Financials)	1,374,076
7,732	Tokyo Century Corp. (Financials)	369,066
460,489	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	2,794,160
11,145	Tokyo Electron Ltd. (Information Technology)	1,558,141
14,914	Tokyo Gas Co. Ltd. (Utilities)	384,113
35,899	Tokyu Corp. (Industrials)	624,715
88,015	Tokyu Fudosan Holdings Corp. (Real Estate)	493,752
26,327	Toppan Printing Co. Ltd. (Industrials)	423,829
61,113	Toray Industries, Inc. (Materials)	479,163
14,056	Toshiba Corp. (Industrials)*	435,730
36,917	Tosoh Corp. (Materials)	520,187
10,502	TOTO Ltd. (Industrials)	406,484
12,423	Toyo Suisan Kaisha Ltd. (Consumer Staples)	425,588
75,486	Toyota Motor Corp. (Consumer Discretionary)	4,522,512
20,302	Toyota Tsusho Corp. (Industrials)	700,870
7,830	Trend Micro, Inc. (Information Technology)	448,906

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,703	Tsuruha Holdings, Inc. (Consumer Staples)	$ 1,055,690
37,718	Unicharm Corp. (Consumer Staples)	1,180,535
378	United Urban Investment Corp. REIT (Real Estate)	601,538
19,969	USS Co. Ltd. (Consumer Discretionary)	354,184
22,599	Welcia Holdings Co. Ltd. (Consumer Staples)	1,144,379
11,392	West Japan Railway Co. (Industrials)	793,477
7,699	Yakult Honsha Co. Ltd. (Consumer Staples)	579,713
295,742	Yamada Denki Co. Ltd. (Consumer Discretionary)	1,429,875
31,464	Yamaguchi Financial Group, Inc. (Financials)	325,862
9,430	Yamaha Corp. (Consumer Discretionary)	406,100
17,966	Yamato Holdings Co. Ltd. (Industrials)	474,426
118,955	Yamazaki Baking Co. Ltd. (Consumer Staples)	2,496,431
18,530	Yaskawa Electric Corp. (Information Technology)	577,686
28,165	Yokogawa Electric Corp. (Information Technology)	517,413
37,198	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	778,357
110,358	ZOZO, Inc. (Consumer Discretionary)	2,454,020

		251,006,478

Luxembourg – 0.3%
113,146	ArcelorMittal (Materials)	2,564,113
21,081	RTL Group SA (Communication Services)	1,261,475

		3,825,588

Shares	Description	Value
Common Stocks – (continued)
Macau – 0.2%
38,227	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	$ 234,713
58,785	Sands China Ltd. (Consumer Discretionary)	254,273
1,813,333	SJM Holdings Ltd. (Consumer Discretionary)	1,633,581
174,420	Wynn Macau Ltd. (Consumer Discretionary)	396,280

		2,518,847

Netherlands – 3.8%
29,557	ABN AMRO Group NV (Financials)(b)	753,652
272,368	Aegon NV (Financials)	1,516,347
9,701	Akzo Nobel NV (Materials)	813,911
14,278	ASML Holding NV (Information Technology)	2,410,391
27,167	EXOR NV (Financials)	1,596,436
30,859	Heineken Holding NV (Consumer Staples)	2,723,582
16,092	Heineken NV (Consumer Staples)	1,472,554
175,857	ING Groep NV (Financials)	2,127,335
175,562	Koninklijke Ahold Delhaize NV (Consumer Staples)	4,513,302
11,598	Koninklijke DSM NV (Materials)	1,027,435
169,175	Koninklijke KPN NV (Communication Services)	500,516
67,363	Koninklijke Philips NV (Health Care)	2,535,655
52,797	NN Group NV (Financials)	2,245,913
23,722	NXP Semiconductors NV (Information Technology)	1,977,703
31,273	Randstad NV (Industrials)	1,521,873
198,092	Royal Dutch Shell PLC, Class A (Energy)	5,990,074
159,268	Royal Dutch Shell PLC, Class B (Energy)	4,867,900

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
39,509	Wolters Kluwer NV (Industrials)	$ 2,385,221

		40,979,800

New Zealand – 0.2%
95,616	a2 Milk Co. Ltd. (Consumer Staples)*	679,774
50,613	Auckland International Airport Ltd. (Industrials)	250,316
91,292	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	834,023
117,603	Meridian Energy Ltd. (Utilities)	266,983
50,565	Ryman Healthcare Ltd. (Health Care)	402,556

		2,433,652

Norway – 0.8%
18,379	Aker BP ASA (Energy)	520,399
29,994	DNB ASA (Financials)	514,238
64,368	Equinor ASA (Energy)	1,500,106
37,559	Gjensidige Forsikring ASA (Financials)	585,437
60,620	Marine Harvest ASA (Consumer Staples)	1,416,986
147,436	Norsk Hydro ASA (Materials)	694,058
53,616	Orkla ASA (Consumer Staples)	442,476
59,841	Schibsted ASA, Class B (Communication Services)	2,003,221
37,037	Telenor ASA (Communication Services)	716,567

		8,393,488

Portugal – 0.4%
603,617	EDP - Energias de Portugal SA (Utilities)	2,109,796
34,482	Galp Energia SGPS SA (Energy)	566,699
109,511	Jeronimo Martins SGPS SA (Consumer Staples)	1,306,895

		3,983,390

Shares	Description	Value
Common Stocks – (continued)
Singapore – 1.5%
183,714	Ascendas Real Estate Investment Trust REIT (Real Estate)	$ 344,129
237,799	CapitaLand Commercial Trust REIT (Real Estate)	301,582
200,078	CapitaLand Mall Trust REIT (Real Estate)	328,116
46,482	City Developments Ltd. (Real Estate)	285,600
150,700	DBS Group Holdings Ltd. (Financials)	2,677,891
9,658,729	Golden Agri-Resources Ltd. (Consumer Staples)	1,724,773
46,887	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	1,202,932
86,102	Keppel Corp. Ltd. (Industrials)	380,305
344,265	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,825,382
520,377	Singapore Exchange Ltd. (Financials)	2,776,355
181,300	Singapore Telecommunications Ltd. (Communication Services)	407,000
193,783	Suntec Real Estate Investment Trust REIT (Real Estate)	248,585
97,317	United Overseas Bank Ltd. (Financials)	1,783,909
84,308	UOL Group Ltd. (Real Estate)	375,453
32,487	Venture Corp. Ltd. (Information Technology)	353,047

		16,015,059

South Africa – 0.4%
213,467	Anglo American PLC (Materials)	4,265,745
88,828	Investec PLC (Financials)	539,818

		4,805,563

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 2.4%
60,407	ACS Actividades de Construccion y Servicios SA (Industrials)	$ 2,317,251
7,069	Aena SME SA (Industrials)(b)	1,122,143
54,203	Amadeus IT Group SA (Information Technology)	3,882,352
222,040	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,261,549
751,084	Banco Santander SA (Financials)	3,558,987
39,307	Bankinter SA (Financials)	328,449
21,302	Enagas SA (Energy)	585,373
23,089	Endesa SA (Utilities)	514,485
24,138	Ferrovial SA (Industrials)	496,591
8,277	Grifols SA (Health Care)	232,042
164,416	Iberdrola SA (Utilities)	1,226,795
106,939	Industria de Diseno Textil SA (Consumer Discretionary)	3,280,103
410,315	Mapfre SA (Financials)	1,173,063
32,948	Naturgy Energy Group SA (Utilities)	815,123
25,915	Red Electrica Corp. SA (Utilities)	557,943
211,662	Repsol SA (Energy)	3,654,729
135,699	Telefonica SA (Communication Services)	1,218,099

		26,225,077

Sweden – 2.1%
27,421	Alfa Laval AB (Industrials)	589,932
33,011	Assa Abloy AB, Class B (Industrials)	613,713
48,226	Atlas Copco AB, Class A (Industrials)	1,182,454
19,591	Atlas Copco AB, Class B (Industrials)	442,897
37,416	Boliden AB (Materials)	838,264
24,830	Electrolux AB, Series B (Consumer Discretionary)	564,200
48,235	Epiroc AB, Class A (Industrials)*	395,002

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
15,044	Essity AB, Class B (Consumer Staples)	$ 385,477
162,676	Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	2,996,452
14,488	Hexagon AB, Class B (Information Technology)	721,606
37,460	Husqvarna AB, Class B (Consumer Discretionary)	295,034
15,254	ICA Gruppen AB (Consumer Staples)(a)	553,435
19,809	Industrivarden AB, Class C (Financials)	406,253
18,523	Investor AB, Class B (Financials)	811,454
15,945	Kinnevik AB, Class B (Financials)	404,534
12,885	L E Lundbergforetagen AB, Class B (Financials)	385,088
19,227	Lundin Petroleum AB (Energy)	505,968
63,740	Sandvik AB (Industrials)	945,479
106,792	Securitas AB, Class B (Industrials)	1,798,817
70,199	Skandinaviska Enskilda Banken AB, Class A (Financials)	731,215
16,564	Skanska AB, Class B (Industrials)	260,351
16,236	SKF AB, Class B (Industrials)	256,355
51,192	Svenska Handelsbanken AB, Class A (Financials)	563,888
37,400	Swedbank AB, Class A (Financials)	869,137
42,532	Swedish Match AB (Consumer Staples)	1,660,884
241,982	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	2,018,577
150,160	Telia Co. AB (Communication Services)	692,797

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
58,203	Volvo AB, Class B (Industrials)	$ 809,627

		22,698,890

Switzerland – 7.9%
32,557	ABB Ltd. (Industrials)	658,405
17,991	Adecco Group AG (Industrials)	889,333
4,068	Baloise Holding AG (Financials)	597,571
903	Barry Callebaut AG (Consumer Staples)	1,527,966
238	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	1,624,216
17,102	Cie Financiere Richemont SA (Consumer Discretionary)	1,110,984
13,298	Clariant AG (Materials)*	263,139
77,843	Coca-Cola HBC AG (Consumer Staples)*	2,318,127
75,139	Credit Suisse Group AG (Financials)*	885,713
4,417	Dufry AG (Consumer Discretionary)*(a)	468,949
936	EMS-Chemie Holding AG (Materials)	502,491
1,764	Geberit AG (Industrials)	686,995
490	Givaudan SA (Materials)	1,206,184
447,570	Glencore PLC (Materials)*	1,656,916
10,218	Julius Baer Group Ltd. (Financials)*	412,360
23,260	Kuehne + Nagel International AG (Industrials)	3,270,156
7,576	LafargeHolcim Ltd. (Materials)*	339,550
2,904	Lonza Group AG (Health Care)*	938,311
193,755	Nestle SA (Consumer Staples)	16,507,030
128,579	Novartis AG (Health Care)	11,703,153
8,207	Pargesa Holding SA (Financials)	567,883

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
5,872	Partners Group Holding AG (Financials)	$ 3,845,724
45,283	Roche Holding AG (Health Care)	11,740,457
2,836	Schindler Holding AG (Industrials)	537,488
3,859	Schindler Holding AG Participation Certificates (Industrials)	772,302
1,049	SGS SA (Industrials)	2,483,548
10,198	Sika AG (Materials)	1,262,313
9,245	Sonova Holding AG (Health Care)	1,492,651
135,402	STMicroelectronics NV (Information Technology)	1,982,285
3,225	Straumann Holding AG (Health Care)	1,971,757
4,955	Swatch Group AG (The) - Bearer (Consumer Discretionary)	1,474,080
19,429	Swatch Group AG (The) - Registered (Consumer Discretionary)	1,136,364
4,780	Swiss Life Holding AG (Financials)*	1,874,500
7,558	Swiss Prime Site AG (Real Estate)*	623,184
10,735	Swiss Re AG (Financials)	980,313
1,458	Swisscom AG (Communication Services)	699,274
5,912	Temenos AG (Information Technology)*	731,790
115,865	UBS Group AG (Financials)*	1,564,615
4,254	Vifor Pharma AG (Health Care)	524,221
5,960	Zurich Insurance Group AG (Financials)	1,869,675

		85,701,973

United Arab Emirates – 0.1%
13,417	NMC Health PLC (Health Care)	564,577

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 12.2%
268,728	3i Group PLC (Financials)	$ 2,858,167
137,183	Admiral Group PLC (Financials)	3,647,665
29,355	Ashtead Group PLC (Industrials)	658,817
26,842	Associated British Foods PLC (Consumer Staples)	830,165
64,069	AstraZeneca PLC (Health Care)	5,000,384
560,387	Auto Trader Group PLC (Communication Services)(b)	3,134,552
139,653	Aviva PLC (Financials)	725,206
168,740	Babcock International Group PLC (Industrials)	1,222,878
76,109	BAE Systems PLC (Industrials)	477,089
228,764	Barclays PLC (Financials)	475,414
158,188	Barratt Developments PLC (Consumer Discretionary)	932,868
27,678	Berkeley Group Holdings PLC (Consumer Discretionary)	1,139,242
874,738	BP PLC (Energy)	5,803,610
86,129	British American Tobacco PLC (Consumer Staples)	3,022,032
68,374	British Land Co. PLC (The) REIT (Real Estate)	492,548
182,321	BT Group PLC (Communication Services)	609,474
21,830	Bunzl PLC (Industrials)	672,926
159,131	Burberry Group PLC (Consumer Discretionary)	3,606,923
297,191	Centrica PLC (Utilities)	522,329
110,455	CNH Industrial NV (Industrials)	1,075,539
22,328	Coca-Cola European Partners PLC (Consumer Staples)	1,083,801
36,796	Compass Group PLC (Consumer Discretionary)	788,023
240,863	ConvaTec Group PLC (Health Care)(b)	466,969

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
19,668	Croda International PLC (Materials)	$ 1,223,604
7,076	DCC PLC (Industrials)	533,120
101,797	Diageo PLC (Consumer Staples)	3,667,243
104,190	Direct Line Insurance Group PLC (Financials)	436,030
85,656	Experian PLC (Industrials)	2,083,586
198,074	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	3,268,053
249,238	GlaxoSmithKline PLC (Health Care)	5,156,736
54,343	GVC Holdings PLC (Consumer Discretionary)	512,395
161,990	Hargreaves Lansdown PLC (Financials)	3,930,080
944,351	HSBC Holdings PLC (Financials)	8,004,139
54,431	Imperial Brands PLC (Consumer Staples)	1,673,710
90,237	Informa PLC (Communication Services)	795,802
35,172	InterContinental Hotels Group PLC (Consumer Discretionary)	1,884,791
270,445	International Consolidated Airlines Group SA (Industrials)	2,161,853
15,141	Intertek Group PLC (Industrials)	907,386
777,339	J Sainsbury PLC (Consumer Staples)	3,025,013
10,688	Johnson Matthey PLC (Materials)	398,741
414,557	Kingfisher PLC (Consumer Discretionary)	1,322,334
43,679	Land Securities Group PLC REIT (Real Estate)	453,197
590,127	Legal & General Group PLC (Financials)	1,843,959
1,861,959	Lloyds Banking Group PLC (Financials)	1,315,174

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
24,769	London Stock Exchange Group PLC (Financials)	$ 1,274,540
498,726	Marks & Spencer Group PLC (Consumer Discretionary)	1,862,523
109,609	Meggitt PLC (Industrials)	724,704
113,805	Merlin Entertainments PLC (Consumer Discretionary)(b)	488,030
16,334	Micro Focus International PLC (Information Technology)	320,736
38,754	Mondi PLC (Materials)	845,284
88,548	National Grid PLC (Utilities)	940,998
35,067	Next PLC (Consumer Discretionary)	2,192,806
86,068	Pearson PLC (Communication Services)	1,057,950
23,119	Persimmon PLC (Consumer Discretionary)	560,453
130,315	Prudential PLC (Financials)	2,561,374
14,842	Reckitt Benckiser Group PLC (Consumer Staples)	1,233,172
81,528	RELX PLC (Industrials)	1,698,153
2,622,644	Rolls-Royce Holdings PLC Entitlement (Industrials)*	3,346
57,002	Rolls-Royce Holdings PLC (Industrials)*	617,905
100,467	Royal Bank of Scotland Group PLC (Financials)	279,702
591,534	Royal Mail PLC (Industrials)	2,413,654
89,000	RSA Insurance Group PLC (Financials)	616,150
317,139	Sage Group PLC (The) (Information Technology)	2,352,565
25,339	Schroders PLC (Financials)	816,980
179,415	Segro PLC REIT (Real Estate)	1,380,820
22,283	Severn Trent PLC (Utilities)	520,285
144,047	Smith & Nephew PLC (Health Care)	2,619,003
43,877	Smiths Group PLC (Industrials)	777,880
49,615	SSE PLC (Utilities)	693,493

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
28,745	St James’s Place PLC (Financials)	$ 368,775
54,266	Standard Chartered PLC (Financials)	421,937
98,628	Standard Life Aberdeen PLC (Financials)	333,978
261,597	Taylor Wimpey PLC (Consumer Discretionary)	447,254
772,054	Tesco PLC (Consumer Staples)	1,945,995
94,976	Unilever NV (Consumer Staples)	5,269,831
91,363	Unilever PLC (Consumer Staples)	4,946,653
47,007	United Utilities Group PLC (Utilities)	456,060
1,106,020	Vodafone Group PLC (Communication Services)	2,384,034
16,036	Whitbread PLC (Consumer Discretionary)	940,767
613,618	Wm Morrison Supermarkets PLC (Consumer Staples)	1,860,208
76,227	WPP PLC (Communication Services)	842,061

		132,913,626

United States – 1.0%
97,871	Bausch Health Cos., Inc. (Health Care)*	2,377,740
16,283	Carnival PLC (Consumer Discretionary)	945,908
52,033	Ferguson PLC (Industrials)	3,332,725
14,956	QIAGEN NV (Health Care)*	525,799
59,987	Shire PLC (Health Care)	3,482,455

		10,664,627

Zambia – 0.0%
29,016	First Quantum Minerals Ltd. (Materials)	266,342

TOTAL COMMON STOCKS (Cost $1,089,415,051)		$1,080,770,334

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Rate	Value
Preferred Stocks – 0.4%
Germany – 0.4%
2,878	Bayerische Motoren Werke AG (Consumer Discretionary)	6.10%	$ 208,877
44,537	FUCHS PETROLUB SE (Materials)(a)	2.48	1,843,612
11,242	Henkel AG & Co KGaA (Consumer Staples)	1.75	1,297,061
4,350	Porsche Automobil Holding SE (Consumer Discretionary)	3.10	278,279
3,395	Sartorius AG (Health Care)	0.43	430,911
3,059	Volkswagen AG (Consumer Discretionary)	2.64	515,723

TOTAL PREFERRED STOCKS (Cost $5,208,399)			$ 4,574,463

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,094,623,450)			$1,085,344,797

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle – 1.3%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,431,817	2.131%		$ 14,431,817
(Cost $14,431,817)

TOTAL INVESTMENTS – 100.8% (Cost $1,109,055,267)			$1,099,776,614

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(8,518,402)

NET ASSETS – 100.0%			$1,091,258,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,651,845, which represents approximately 1.3% of net assets as of November 30, 2018.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$12,382,605	$2,049,212	$—	$14,431,817

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$5,071,905	$—	$—
Asia	313,199,083	—	—
Europe	588,969,403	4,577,809	—
North America	103,456,348	—	—
Oceania	69,303,818	—	—
South America	503,293	263,138	—
Securities Lending Reinvestment Vehicle	14,431,817	—	—
Total	$1,094,935,667	$4,840,947	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Communication Services – 6.6%
1,412	CyberAgent, Inc.	$ 63,916
1,584	DeNA Co. Ltd.	29,378
478	Dentsu, Inc.	21,301
4,910	Hakuhodo DY Holdings, Inc.	75,153
4,354	Kakaku.com, Inc.	87,578
9,665	KDDI Corp.	226,751
760	Konami Holdings Corp.	34,001
1,003	LINE Corp.*(a)	36,039
5,104	Nexon Co. Ltd.*	60,322
517	Nintendo Co. Ltd.	157,581
7,026	Nippon Telegraph & Telephone Corp.	289,579
9,442	NTT DOCOMO, Inc.	218,567
3,990	SoftBank Group Corp.	334,731
646	Toho Co. Ltd.	22,472
4,443	Yahoo Japan Corp.	12,717

		1,670,086

Consumer Discretionary – 18.6%
734	ABC-Mart, Inc.	41,241
1,304	Aisin Seiki Co. Ltd.	51,563
3,357	Asics Corp.	48,367
1,682	Bandai Namco Holdings, Inc.	70,657
1,108	Benesse Holdings, Inc.	32,884
4,198	Bridgestone Corp.	170,064
3,914	Casio Computer Co. Ltd.	54,565
2,276	Denso Corp.	105,171
1,091	Don Quijote Holdings Co. Ltd.	66,200
407	Fast Retailing Co. Ltd.	211,618
383	Hikari Tsushin, Inc.	61,084
14,347	Honda Motor Co. Ltd.	404,571
2,011	Iida Group Holdings Co. Ltd.	35,474
3,585	Isetan Mitsukoshi Holdings Ltd.	41,454
1,690	Isuzu Motors Ltd.	24,051
988	J Front Retailing Co. Ltd.	13,487
317	Koito Manufacturing Co. Ltd.	17,002
1,961	Marui Group Co. Ltd.	42,259
18,795	Mazda Motor Corp.	200,281

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,053	McDonald’s Holdings Co. Japan Ltd.	$ 47,202
3,079	Mitsubishi Motors Corp.	18,873
1,479	NGK Spark Plug Co. Ltd.	30,375
5,255	Nikon Corp.	82,377
8,542	Nissan Motor Co. Ltd.	74,798
683	Nitori Holdings Co. Ltd.	91,458
1,151	Oriental Land Co. Ltd.	114,492
14,262	Panasonic Corp.	146,262
2,076	Rakuten, Inc.	16,710
358	Rinnai Corp.	25,664
304	Ryohin Keikaku Co. Ltd.	81,789
930	Sankyo Co. Ltd.	37,184
1,956	Sega Sammy Holdings, Inc.	27,596
4,569	Sekisui Chemical Co. Ltd.	74,118
3,560	Sekisui House Ltd.	53,643
339	Sharp Corp.	5,028
534	Shimamura Co. Ltd.	45,335
347	Shimano, Inc.	50,667
8,472	Sony Corp.	442,961
824	Stanley Electric Co. Ltd.	23,983
3,239	Subaru Corp.	71,968
2,739	Sumitomo Electric Industries Ltd.	38,414
2,077	Sumitomo Rubber Industries Ltd.	27,748
2,433	Suzuki Motor Corp.	121,168
1,167	Takashimaya Co. Ltd.	16,958
641	Toyoda Gosei Co. Ltd.	12,335
356	Toyota Industries Corp.	18,247
14,272	Toyota Motor Corp.	855,063
1,240	USS Co. Ltd.	21,993
39,677	Yamada Denki Co. Ltd.	191,833
1,215	Yamaha Corp.	52,324
2,023	Yamaha Motor Co. Ltd.	41,600
1,385	Yokohama Rubber Co. Ltd. (The)	28,981
2,036	ZOZO, Inc.	45,274

		4,726,414

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – 11.8%
6,127	Aeon Co. Ltd.	$ 146,821
3,560	Ajinomoto Co., Inc.	61,528
3,628	Asahi Group Holdings Ltd.	151,893
1,382	Calbee, Inc.	45,762
2,282	Coca-Cola Bottlers Japan Holdings, Inc.	65,315
946	FamilyMart UNY Holdings Co. Ltd.	134,214
6,331	Japan Tobacco, Inc.	157,425
3,201	Kao Corp.	235,614
2,104	Kikkoman Corp.	122,664
7,831	Kirin Holdings Co. Ltd.	183,792
1,007	Kobayashi Pharmaceutical Co. Ltd.	70,060
592	Kose Corp.	88,266
1,073	Lawson, Inc.	70,210
3,198	Lion Corp.	63,059
1,144	MEIJI Holdings Co. Ltd.	89,968
1,158	NH Foods Ltd.	42,934
3,800	Nisshin Seifun Group, Inc.	79,815
981	Nissin Foods Holdings Co. Ltd.	63,327
1,287	Pigeon Corp.	52,987
2,257	Pola Orbis Holdings, Inc.	63,705
5,210	Seven & i Holdings Co. Ltd.	226,799
3,365	Shiseido Co. Ltd.	214,080
1,590	Sundrug Co. Ltd.	53,630
2,262	Suntory Beverage & Food Ltd.	94,823
1,484	Toyo Suisan Kaisha Ltd.	50,839
686	Tsuruha Holdings, Inc.	67,664
3,046	Unicharm Corp.	95,337
1,220	Welcia Holdings Co. Ltd.	61,779
797	Yakult Honsha Co. Ltd.	60,012
3,526	Yamazaki Baking Co. Ltd.	73,998

		2,988,320

Energy – 1.4%
1,282	Idemitsu Kosan Co. Ltd.	46,629
4,081	Inpex Corp.	43,308

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
27,738	JXTG Holdings, Inc.	$ 167,649
6,269	Showa Shell Sekiyu KK	97,113

		354,699

Financials – 10.5%
11,484	Acom Co. Ltd.(a)	42,174
1,052	AEON Financial Service Co. Ltd.	20,382
819	Aozora Bank Ltd.	26,903
189	Bank of Kyoto Ltd. (The)	9,088
1,592	Chiba Bank Ltd. (The)	10,445
1,527	Concordia Financial Group Ltd.	7,168
809	Credit Saison Co. Ltd.	10,381
10,680	Dai-ichi Life Holdings, Inc.	186,042
5,000	Daiwa Securities Group, Inc.	27,587
560	Fukuoka Financial Group, Inc.	12,768
4,082	Japan Exchange Group, Inc.	73,516
1,956	Japan Post Bank Co. Ltd.	22,841
7,863	Japan Post Holdings Co. Ltd.	95,699
5,395	Mebuki Financial Group, Inc.	16,297
68,619	Mitsubishi UFJ Financial Group, Inc.	377,389
18,429	Mitsubishi UFJ Lease & Finance Co. Ltd.	100,463
154,252	Mizuho Financial Group, Inc.	255,796
1,550	MS&AD Insurance Group Holdings, Inc.	47,026
10,283	Nomura Holdings, Inc.	46,312
12,001	ORIX Corp.	194,415
9,731	Resona Holdings, Inc.	51,582
2,091	SBI Holdings, Inc.	47,436
7,177	Seven Bank Ltd.	22,248
3,597	Shinsei Bank Ltd.	49,354
1,313	Shizuoka Bank Ltd. (The)	11,783
2,461	Sompo Holdings, Inc.	95,059
2,548	Sony Financial Holdings, Inc.	53,406
9,796	Sumitomo Mitsui Financial Group, Inc.	360,869

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,860	Sumitomo Mitsui Trust Holdings, Inc.	$ 74,564
1,649	T&D Holdings, Inc.	23,424
4,263	Tokio Marine Holdings, Inc.	210,428
1,099	Tokyo Century Corp.	52,458
1,889	Yamaguchi Financial Group, Inc.	19,564

		2,654,867

Health Care – 10.0%
3,736	Alfresa Holdings Corp.	99,363
1,150	Asahi Intecc Co. Ltd.	53,879
16,902	Astellas Pharma, Inc.	259,670
1,644	Chugai Pharmaceutical Co. Ltd.	112,496
4,042	Daiichi Sankyo Co. Ltd.	148,331
1,797	Eisai Co. Ltd.	164,824
617	Hisamitsu Pharmaceutical Co., Inc.	39,395
3,063	Hoya Corp.	186,127
2,544	Kyowa Hakko Kirin Co. Ltd.	52,135
3,956	M3, Inc.	63,895
9,738	Medipal Holdings Corp.	222,975
1,291	Mitsubishi Tanabe Pharma Corp.	19,817
2,322	Olympus Corp.	65,335
2,493	Ono Pharmaceutical Co. Ltd.	60,278
2,120	Otsuka Holdings Co. Ltd.	103,340
2,461	Santen Pharmaceutical Co. Ltd.	42,111
2,188	Shionogi & Co. Ltd.	144,672
3,845	Sumitomo Dainippon Pharma Co. Ltd.	125,288
2,783	Suzuken Co. Ltd.	149,750
1,561	Sysmex Corp.	83,157
495	Taisho Pharmaceutical Holdings Co. Ltd.	57,194
4,269	Takeda Pharmaceutical Co. Ltd.	159,970

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
2,180	Terumo Corp.	$ 128,343

		2,542,345

Industrials – 18.8%
567	AGC, Inc.	19,250
1,116	Amada Holdings Co. Ltd.	12,108
1,525	ANA Holdings, Inc.	54,406
909	Central Japan Railway Co.	186,723
1,963	Dai Nippon Printing Co. Ltd.	45,397
106	Daifuku Co. Ltd.	5,424
1,399	Daikin Industries Ltd.	155,362
1,538	East Japan Railway Co.	139,781
699	FANUC Corp.	119,362
579	Fuji Electric Co. Ltd.	18,178
1,131	Hankyu Hanshin Holdings, Inc.	38,347
1,091	Hino Motors Ltd.	11,145
541	Hitachi Construction Machinery Co. Ltd.	14,936
541	Hoshizaki Corp.	41,975
1,435	IHI Corp.	43,663
10,087	ITOCHU Corp.	179,088
1,521	Japan Airlines Co. Ltd.	54,839
529	Japan Airport Terminal Co. Ltd.	20,545
1,433	JGC Corp.	20,924
6,503	Kajima Corp.	89,971
1,753	Kamigumi Co. Ltd.	39,352
357	Kawasaki Heavy Industries Ltd.	8,310
1,575	Keihan Holdings Co. Ltd.	65,746
1,034	Keikyu Corp.	16,491
1,037	Keio Corp.	57,352
888	Keisei Electric Railway Co. Ltd.	28,779
948	Kintetsu Group Holdings Co. Ltd.	39,490
4,121	Komatsu Ltd.	110,075
3,585	Kubota Corp.	61,155
705	Kurita Water Industries Ltd.	18,906

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
947	Kyushu Railway Co.	$ 31,275
1,393	LIXIL Group Corp.	18,046
1,145	Makita Corp.	44,923
31,260	Marubeni Corp.	233,314
1,103	MINEBEA MITSUMI, Inc.	17,893
2,690	MISUMI Group, Inc.	60,931
10,698	Mitsubishi Corp.	288,483
8,928	Mitsubishi Electric Corp.	117,782
5,769	Mitsubishi Heavy Industries Ltd.	219,329
11,227	Mitsui & Co. Ltd.	175,450
825	Mitsui OSK Lines Ltd.	19,392
3,177	MonotaRO Co. Ltd.	86,035
379	Nabtesco Corp.	10,480
2,107	Nagoya Railroad Co. Ltd.	52,791
1,065	NGK Insulators Ltd.	15,785
1,082	Nidec Corp.	144,076
536	Nippon Express Co. Ltd.	32,287
637	Nippon Yusen KK	10,810
1,000	NSK Ltd.	9,397
1,700	Obayashi Corp.	16,948
1,144	Odakyu Electric Railway Co. Ltd.	25,641
1,429	Park24 Co. Ltd.	38,572
2,822	Persol Holdings Co. Ltd.	52,836
7,523	Recruit Holdings Co. Ltd.	206,907
1,145	Secom Co. Ltd.	96,864
764	Seibu Holdings, Inc.	14,116
2,265	SG Holdings Co. Ltd.	55,433
2,038	Shimizu Corp.	17,410
210	SMC Corp.	71,165
494	Sohgo Security Services Co. Ltd.	23,232
11,992	Sumitomo Corp.	184,131
2,914	Sumitomo Heavy Industries Ltd.	96,620
659	Taisei Corp.	28,960
1,157	Tobu Railway Co. Ltd.	33,115
3,214	Tokyu Corp.	55,930
1,453	Toppan Printing Co. Ltd.	23,391

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
2,657	Toshiba Corp.*	$ 82,366
1,299	TOTO Ltd.	50,278
4,228	Toyota Tsusho Corp.	145,960
966	West Japan Railway Co.	67,284
2,822	Yamato Holdings Co. Ltd.	74,520

		4,767,238

Information Technology – 10.5%
749	Alps Electric Co. Ltd.	17,355
3,469	Brother Industries Ltd.	57,954
5,474	Canon, Inc.	155,229
245	Disco Corp.	35,709
2,951	FUJIFILM Holdings Corp.	117,208
2,094	Fujitsu Ltd.	128,849
1,664	Hamamatsu Photonics KK	57,885
97	Hirose Electric Co. Ltd.	10,225
269	Hitachi High-Technologies Corp.	9,583
9,171	Hitachi Ltd.	265,559
523	Keyence Corp.	283,723
8,276	Konica Minolta, Inc.	74,488
739	Kyocera Corp.	39,862
805	Murata Manufacturing Co. Ltd.	122,753
6,455	NEC Corp.	200,102
720	Nippon Electric Glass Co. Ltd.	19,339
915	Nomura Research Institute Ltd.	40,170
8,615	NTT Data Corp.	100,148
779	Obic Co. Ltd.	67,301
1,689	Omron Corp.	74,224
509	Oracle Corp. Japan	33,037
1,850	Otsuka Corp.	62,237
4,446	Renesas Electronics Corp.*	20,948
11,894	Ricoh Co. Ltd.	115,431
113	Rohm Co. Ltd.	7,862
3,167	Seiko Epson Corp.	50,315
2,750	Shimadzu Corp.	64,276
1,559	SUMCO Corp.	23,889

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
703	TDK Corp.	$ 55,410
1,105	Tokyo Electron Ltd.	154,486
1,110	Trend Micro, Inc.	63,638
1,600	Yaskawa Electric Corp.	49,881
3,752	Yokogawa Electric Corp.	68,927

		2,648,003

Materials – 4.1%
891	Air Water, Inc.	14,415
7,158	Asahi Kasei Corp.	78,357
706	Daicel Corp.	7,896
505	Hitachi Chemical Co. Ltd.	7,987
1,057	JFE Holdings, Inc.	18,631
391	Kaneka Corp.	14,635
781	Kansai Paint Co. Ltd.	14,630
736	Kobe Steel Ltd.	6,054
1,316	Kuraray Co. Ltd.	20,444
626	Maruichi Steel Tube Ltd.	18,579
17,161	Mitsubishi Chemical Holdings Corp.	140,341
818	Mitsubishi Gas Chemical Co., Inc.	13,428
293	Mitsubishi Materials Corp.	8,218
546	Mitsui Chemicals, Inc.	13,853
371	Nippon Paint Holdings Co. Ltd.	13,151
1,286	Nippon Steel & Sumitomo Metal Corp.	23,512
1,548	Nissan Chemical Corp.	83,978
795	Nitto Denko Corp.	43,429
9,418	Oji Holdings Corp.	55,073
1,420	Shin-Etsu Chemical Co. Ltd.	126,743
1,051	Showa Denko KK	42,114
16,737	Sumitomo Chemical Co. Ltd.	90,797
285	Taiheiyo Cement Corp.	9,638
2,578	Taiyo Nippon Sanso Corp.	43,409
3,167	Teijin Ltd.	54,666
3,964	Toray Industries, Inc.	31,080
851	Tosoh Corp.	11,991

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,747	Toyo Seikan Group Holdings Ltd.	$ 39,771

		1,046,820

Real Estate – 3.3%
1,213	Aeon Mall Co. Ltd.	21,803
759	Daito Trust Construction Co. Ltd.	99,128
3,751	Daiwa House Industry Co. Ltd.	118,096
11	Daiwa House REIT Investment Corp. REIT	24,926
1,658	Hulic Co. Ltd.	15,156
8	Japan Prime Realty Investment Corp. REIT	31,246
8	Japan Real Estate Investment Corp. REIT	44,174
19	Japan Retail Fund Investment Corp. REIT	36,427
4,756	Mitsubishi Estate Co. Ltd.	76,272
2,950	Mitsui Fudosan Co. Ltd.	70,535
11	Nippon Building Fund, Inc. REIT	68,490
11	Nippon Prologis REIT, Inc. REIT	22,775
904	Nomura Real Estate Holdings, Inc.	17,849
29	Nomura Real Estate Master Fund, Inc. REIT	38,718
1,799	Sumitomo Realty & Development Co. Ltd.	66,668
8,214	Tokyu Fudosan Holdings Corp.	46,080
30	United Urban Investment Corp. REIT	47,741

		846,084

Utilities – 3.4%
5,987	Chubu Electric Power Co., Inc.	89,739

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
4,286	Chugoku Electric Power Co., Inc. (The)(a)	$ 54,127
2,677	Electric Power Development Co. Ltd.	68,888
6,900	Kansai Electric Power Co., Inc. (The)	103,546
2,256	Kyushu Electric Power Co., Inc.	26,484
4,419	Osaka Gas Co. Ltd.	80,519
1,152	Toho Gas Co. Ltd.	46,567
2,221	Tohoku Electric Power Co., Inc.	29,026
49,186	Tokyo Electric Power Co. Holdings, Inc.*	298,451
2,149	Tokyo Gas Co. Ltd.	55,348

		852,695

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $24,478,267)		$25,097,571

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
69,337	2.131%	$ 69,337
(Cost $69,337)

TOTAL INVESTMENTS – 99.3% (Cost $24,547,604)		$25,166,908

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		185,488

NET ASSETS – 100.0%		$25,352,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$928,809	$—	$(859,472)	$69,337

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$25,097,571	$—	$—
Securities Lending Reinvestment Vehicle	69,337	—	—
Total	$25,166,908	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Communication Services – 7.4%
102,936	Activision Blizzard, Inc.	$ 5,134,448
40,802	Alphabet, Inc., Class A*	45,275,939
41,811	Alphabet, Inc., Class C*	45,759,213
892,986	AT&T, Inc.	27,896,883
47,785	CenturyLink, Inc.	898,358
3,077	Charter Communications, Inc., Class A*	1,012,948
399,999	Comcast Corp., Class A	15,603,961
90,578	Electronic Arts, Inc.*	7,614,892
341,492	Facebook, Inc., Class A*	48,017,190
38,630	IAC/InterActiveCorp*	6,874,595
50,663	Netflix, Inc.*	14,496,204
51,021	Omnicom Group, Inc.	3,927,086
11,410	Take-Two Interactive Software, Inc.*	1,251,335
104,171	T-Mobile US, Inc.*	7,130,505
136,321	Twenty-First Century Fox, Inc., Class A	6,743,800
92,923	Twitter, Inc.*	2,922,428
528,243	Verizon Communications, Inc.	31,853,053
445,596	Viacom, Inc., Class B	13,751,093
145,146	Walt Disney Co. (The)	16,762,912

		302,926,843

Consumer Discretionary – 13.2%
29,867	Advance Auto Parts, Inc.	5,307,665
56,650	Amazon.com, Inc.*	95,748,130
93,468	Aramark	3,557,392
16,223	AutoZone, Inc.*	13,125,543
229,059	Best Buy Co., Inc.	14,794,921
7,646	Booking Holdings, Inc.*	14,465,314
46,354	Burlington Stores, Inc.*	7,683,639
87,415	Carnival Corp.	5,270,250
2,097	Chipotle Mexican Grill, Inc.*	992,321
40,667	Darden Restaurants, Inc.	4,495,330
84,590	Dollar General Corp.	9,388,644
74,504	Dollar Tree, Inc.*	6,464,712
49,146	Domino’s Pizza, Inc.	13,629,169
193,207	eBay, Inc.*	5,767,229

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
29,177	Expedia Group, Inc.	$ 3,524,290
1,244,343	Ford Motor Co.	11,709,268
68,874	Genuine Parts Co.	7,142,923
10,036	GrubHub, Inc.*	785,718
65,117	Hasbro, Inc.	5,925,647
66,443	Hilton Worldwide Holdings, Inc.	5,019,104
213,441	Home Depot, Inc. (The)	38,487,681
288,277	Kohl’s Corp.	19,363,566
38,205	Las Vegas Sands Corp.	2,098,983
45,997	Lear Corp.	6,267,091
34,659	Lennar Corp., Class A	1,480,979
59,994	LKQ Corp.*	1,670,233
198,446	Lowe’s Cos., Inc.	18,727,349
558,781	Macy’s, Inc.	19,121,486
49,503	Marriott International, Inc., Class A	5,694,330
100,271	McDonald’s Corp.	18,902,086
267,707	NIKE, Inc., Class B	20,110,150
44,527	Norwegian Cruise Line Holdings Ltd.*	2,285,126
37,939	O’Reilly Automotive, Inc.*	13,156,486
61,309	PVH Corp.	6,775,258
698,543	Qurate Retail, Inc.*	15,521,625
142,872	Ross Stores, Inc.	12,515,587
22,384	Royal Caribbean Cruises Ltd.	2,530,959
168,259	Starbucks Corp.	11,226,240
171,634	Tapestry, Inc.	6,681,712
260,371	Target Corp.	18,475,926
57,778	Tiffany & Co.	5,257,798
340,777	TJX Cos., Inc. (The)	16,646,956
77,674	Tractor Supply Co.	7,389,128
34,439	Ulta Beauty, Inc.*	10,255,590
3,424	Vail Resorts, Inc.	955,912
130,754	VF Corp.	10,628,993
108,107	Yum! Brands, Inc.	9,969,628

		536,994,067

Consumer Staples – 9.2%
151,319	Altria Group, Inc.	8,296,821
128,659	Archer-Daniels-Midland Co.	5,920,887

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
176,124	Brown-Forman Corp., Class B	$ 8,404,637
102,091	Church & Dwight Co., Inc.	6,757,403
92,378	Clorox Co. (The)	15,299,644
404,625	Coca-Cola Co. (The)	20,393,100
201,118	Colgate-Palmolive Co.	12,775,015
87,626	Conagra Brands, Inc.	2,833,825
30,774	Constellation Brands, Inc., Class A	6,024,318
93,148	Costco Wholesale Corp.	21,543,270
126,809	Estee Lauder Cos., Inc. (The), Class A	18,090,572
90,524	General Mills, Inc.	3,830,070
87,247	Hershey Co. (The)	9,448,850
104,456	Hormel Foods Corp.	4,709,921
62,259	JM Smucker Co. (The)	6,506,688
63,054	Kellogg Co.	4,013,387
88,126	Kimberly-Clark Corp.	10,167,097
51,933	Kraft Heinz Co. (The)	2,654,815
398,866	Kroger Co. (The)	11,830,366
86,130	Lamb Weston Holdings, Inc.	6,606,171
37,875	McCormick & Co., Inc.	5,681,250
256,862	Molson Coors Brewing Co., Class B	16,893,814
82,887	Mondelez International, Inc., Class A	3,728,257
102,230	Monster Beverage Corp.*	6,101,086
228,282	PepsiCo, Inc.	27,836,707
199,573	Philip Morris International, Inc.	17,269,052
263,217	Procter & Gamble Co. (The)	24,876,639
215,202	Sysco Corp.	14,504,615
228,868	Tyson Foods, Inc., Class A	13,491,769
246,518	Walgreens Boots Alliance, Inc.	20,872,679
372,936	Walmart, Inc.	36,417,200

		373,779,925

Energy – 3.7%
48,733	Anadarko Petroleum Corp.	2,577,976
19,295	Cheniere Energy, Inc.*	1,179,310

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
171,095	Chevron Corp.	$ 20,350,039
118,229	ConocoPhillips	7,824,395
40,169	EOG Resources, Inc.	4,149,859
497,164	Exxon Mobil Corp.	39,524,538
23,723	Hess Corp.	1,278,433
198,275	HollyFrontier Corp.	12,386,239
95,845	Kinder Morgan, Inc.	1,636,074
112,632	Marathon Oil Corp.	1,879,828
290,332	Marathon Petroleum Corp.	18,918,033
58,439	National Oilwell Varco, Inc.	1,876,476
95,417	Occidental Petroleum Corp.	6,704,953
71,874	ONEOK, Inc.	4,415,220
60,786	Phillips 66	5,684,707
52,697	Schlumberger Ltd.	2,376,635
19,151	Targa Resources Corp.	854,709
190,631	Valero Energy Corp.	15,231,417
84,774	Williams Cos., Inc. (The)	2,146,478

		150,995,319

Financials – 11.6%
209,706	Aflac, Inc.	9,591,952
3,871	Alleghany Corp.	2,442,717
97,033	Allstate Corp. (The)	8,654,373
465,562	Ally Financial, Inc.	12,421,194
86,625	American Express Co.	9,725,389
58,591	American International Group, Inc.	2,534,061
15,356	Ameriprise Financial, Inc.	1,992,441
980,380	Annaly Capital Management, Inc. REIT	9,843,015
30,190	Aon PLC	4,984,671
100,349	Arch Capital Group Ltd.*	2,871,988
54,150	Arthur J Gallagher & Co.	4,173,341
1,262,025	Bank of America Corp.	35,841,510
80,389	Bank of New York Mellon Corp. (The)	4,124,760
73,448	BB&T Corp.	3,753,193
172,047	Berkshire Hathaway, Inc., Class B*	37,547,537
9,503	BlackRock, Inc.	4,067,379
60,268	Capital One Financial Corp.	5,404,834

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
12,704	Cboe Global Markets, Inc.	$ 1,367,204
84,490	Charles Schwab Corp. (The)	3,785,152
33,755	Chubb Ltd.	4,514,394
35,941	Cincinnati Financial Corp.	2,937,458
152,716	Citigroup, Inc.	9,894,470
152,762	Citizens Financial Group, Inc.	5,554,426
49,456	CME Group, Inc.	9,400,596
15,540	Comerica, Inc.	1,230,457
64,870	Discover Financial Services	4,625,231
43,262	E*TRADE Financial Corp.	2,262,170
4,182	Everest Re Group Ltd.	928,739
254,833	Fifth Third Bancorp	7,117,486
17,190	First Republic Bank	1,704,388
29,544	Franklin Resources, Inc.	1,001,246
58,393	Hartford Financial Services Group, Inc. (The)	2,580,387
81,290	Huntington Bancshares, Inc.	1,186,021
69,468	Intercontinental Exchange, Inc.	5,676,925
174,591	Invesco Ltd.	3,552,927
516,582	JPMorgan Chase & Co.	57,438,753
155,131	KeyCorp	2,845,103
63,624	KKR & Co., Inc., Class A	1,458,262
51,310	Lincoln National Corp.	3,230,991
63,661	Loews Corp.	3,059,548
14,344	M&T Bank Corp.	2,424,279
3,213	Markel Corp.*	3,676,122
89,223	Marsh & McLennan Cos., Inc.	7,914,080
58,853	MetLife, Inc.	2,626,609
64,249	Moody’s Corp.	10,220,088
223,540	Morgan Stanley	9,922,941
54,831	MSCI, Inc.	8,613,402
51,492	Nasdaq, Inc.	4,702,249
31,721	Northern Trust Corp.	3,147,675
57,467	PNC Financial Services Group, Inc. (The)	7,802,869
65,704	Principal Financial Group, Inc.	3,240,521
144,485	Progressive Corp. (The)	9,577,911
80,489	Prudential Financial, Inc.	7,546,649

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
14,482	Raymond James Financial, Inc.	$ 1,154,650
99,680	Regions Financial Corp.	1,639,736
38,664	Reinsurance Group of America, Inc.	5,775,628
86,365	S&P Global, Inc.	15,792,704
29,942	State Street Corp.	2,186,365
74,928	SunTrust Banks, Inc.	4,697,236
163,135	Synchrony Financial	4,238,247
94,437	T Rowe Price Group, Inc.	9,383,260
42,150	TD Ameritrade Holding Corp.	2,268,092
28,932	Travelers Cos., Inc. (The)	3,771,865
155,377	US Bancorp	8,461,831
558,246	Wells Fargo & Co.	30,301,593
16,224	Willis Towers Watson PLC	2,586,917

		471,000,208

Health Care – 16.1%
182,242	Abbott Laboratories	13,495,020
183,417	AbbVie, Inc.	17,290,721
25,697	ABIOMED, Inc.*	8,548,878
59,338	Agilent Technologies, Inc.	4,293,104
39,575	Align Technology, Inc.*	9,097,897
70,102	Allergan PLC	10,977,973
100,773	Amgen, Inc.	20,985,977
35,088	Anthem, Inc.	10,177,976
112,938	Baxter International, Inc.	7,741,900
32,920	Becton Dickinson and Co.	8,320,530
40,432	Biogen, Inc.*	13,492,967
153,092	Boston Scientific Corp.*	5,766,976
263,509	Bristol-Myers Squibb Co.	14,087,191
203,913	Cardinal Health, Inc.	11,180,550
82,126	Celgene Corp.*	5,931,140
87,296	Centene Corp.*	12,417,856
84,578	Cerner Corp.*	4,897,912
51,109	Cigna Corp.	11,416,728
4,524	Cooper Cos., Inc. (The)	1,261,427
239,325	CVS Health Corp.	19,193,865
62,427	Danaher Corp.	6,838,254
19,170	DaVita, Inc.*	1,266,370

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
45,547	DexCom, Inc.*	$ 5,902,436
71,098	Edwards Lifesciences Corp.*	11,518,587
152,046	Eli Lilly & Co.	18,038,737
168,964	Express Scripts Holding Co.*	17,144,777
219,802	Gilead Sciences, Inc.	15,812,556
44,538	HCA Healthcare, Inc.	6,413,027
88,475	Henry Schein, Inc.*	7,891,970
29,501	Hologic, Inc.*	1,310,139
38,831	Humana, Inc.	12,793,650
57,137	IDEXX Laboratories, Inc.*	11,642,235
24,721	Illumina, Inc.*	8,343,337
17,404	Incyte Corp.*	1,118,207
19,667	Intuitive Surgical, Inc.*	10,440,620
40,760	IQVIA Holdings, Inc.*	5,097,853
13,615	Jazz Pharmaceuticals PLC*	2,058,588
399,184	Johnson & Johnson	58,640,130
20,260	Laboratory Corp. of America Holdings*	2,950,666
68,433	McKesson Corp.	8,519,908
99,069	Medtronic PLC	9,662,200
301,496	Merck & Co., Inc.	23,920,693
20,338	Mettler-Toledo International, Inc.*	12,948,391
468,302	Mylan NV*	15,856,706
87,078	Perrigo Co. PLC	5,423,218
890,038	Pfizer, Inc.	41,146,457
38,306	Quest Diagnostics, Inc.	3,392,762
54,517	ResMed, Inc.	6,094,455
60,028	Stryker Corp.	10,532,513
4,471	Teleflex, Inc.	1,231,403
62,207	Thermo Fisher Scientific, Inc.	15,523,757
161,190	UnitedHealth Group, Inc.	45,352,418
16,602	Universal Health Services, Inc., Class B	2,290,910
52,821	Varian Medical Systems, Inc.*	6,517,583
34,571	Vertex Pharmaceuticals, Inc.*	6,250,091
22,072	Waters Corp.*	4,383,058
13,254	WellCare Health Plans, Inc.*	3,378,180
12,854	Zimmer Biomet Holdings, Inc.	1,504,175

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
143,920	Zoetis, Inc.	$ 13,509,770

		653,237,375

Industrials – 8.9%
79,121	3M Co.	16,450,838
58,459	AMETEK, Inc.	4,292,644
79,017	Boeing Co. (The)	27,399,935
35,018	Caterpillar, Inc.	4,750,892
140,073	CH Robinson Worldwide, Inc.	12,932,940
42,389	Cintas Corp.	7,942,851
62,072	Copart, Inc.*	3,176,845
9,224	CoStar Group, Inc.*	3,407,253
60,660	CSX Corp.	4,405,736
20,898	Cummins, Inc.	3,156,852
6,067	Deere & Co.	939,657
104,359	Delta Air Lines, Inc.	6,335,635
34,415	Dover Corp.	2,921,489
65,885	Eaton Corp. PLC	5,069,192
111,100	Emerson Electric Co.	7,501,472
38,812	Expeditors International of Washington, Inc.	2,953,205
184,704	Fastenal Co.	10,945,559
25,658	FedEx Corp.	5,875,682
75,332	Fortive Corp.	5,730,505
35,399	General Dynamics Corp.	6,544,921
256,081	General Electric Co.	1,920,607
17,076	Harris Corp.	2,441,014
77,368	Honeywell International, Inc.	11,353,754
15,842	Huntington Ingalls Industries, Inc.	3,413,951
36,406	IDEX Corp.	5,002,184
69,102	IHS Markit Ltd.*	3,687,974
59,771	Illinois Tool Works, Inc.	8,311,158
74,256	Ingersoll-Rand PLC	7,686,981
11,276	Jacobs Engineering Group, Inc.	740,495
16,207	JB Hunt Transport Services, Inc.	1,723,777
61,325	Johnson Controls International PLC	2,132,883
31,509	L3 Technologies, Inc.	5,775,285

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
23,124	Lockheed Martin Corp.	$ 6,947,143
98,752	Masco Corp.	3,129,451
196,441	Nielsen Holdings PLC	5,337,302
23,592	Norfolk Southern Corp.	4,028,098
29,093	Northrop Grumman Corp.	7,560,689
23,998	Old Dominion Freight Line, Inc.	3,281,247
16,707	PACCAR, Inc.	1,039,510
34,670	Parker-Hannifin Corp.	5,964,627
42,157	Raytheon Co.	7,391,808
75,753	Republic Services, Inc.	5,858,737
35,744	Rockwell Automation, Inc.	6,231,609
23,091	Roper Technologies, Inc.	6,871,651
105,075	Southwest Airlines Co.	5,738,146
38,071	Spirit AeroSystems Holdings, Inc., Class A	3,117,253
21,367	Stanley Black & Decker, Inc.	2,795,872
224,663	Textron, Inc.	12,612,581
9,844	TransDigm Group, Inc.*	3,560,279
42,755	TransUnion	2,760,690
62,193	Union Pacific Corp.	9,564,040
139,828	United Continental Holdings, Inc.*	13,521,368
30,631	United Parcel Service, Inc., Class B	3,531,448
14,678	United Rentals, Inc.*	1,719,234
81,477	United Technologies Corp.	9,927,158
48,593	Verisk Analytics, Inc.*	5,992,489
80,176	Waste Management, Inc.	7,516,500
39,988	WW Grainger, Inc.	12,557,832
29,618	XPO Logistics, Inc.*	2,246,821
71,510	Xylem, Inc.	5,218,800

		362,946,549

Information Technology – 21.8%
144,409	Accenture PLC, Class A	23,758,169
79,541	Adobe, Inc.*	19,956,041
351,026	Advanced Micro Devices, Inc.*	7,476,854
62,084	Akamai Technologies, Inc.*	4,268,275
30,920	Alliance Data Systems Corp.	6,195,131

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
135,420	Amdocs Ltd.	$ 8,790,112
64,258	Amphenol Corp., Class A	5,650,848
23,795	Analog Devices, Inc.	2,187,236
30,632	ANSYS, Inc.*	4,962,997
679,303	Apple, Inc.	121,309,930
175,505	Applied Materials, Inc.	6,542,826
14,064	Arista Networks, Inc.*	3,353,983
55,897	Autodesk, Inc.*	8,077,116
55,340	Automatic Data Processing, Inc.	8,158,223
10,248	Broadcom, Inc.	2,432,978
60,468	Broadridge Financial Solutions, Inc.	6,401,747
214,948	Cadence Design Systems, Inc.*	9,681,258
75,167	CDW Corp.	6,966,478
567,745	Cisco Systems, Inc.	27,177,953
97,070	Citrix Systems, Inc.*	10,577,718
115,278	Cognizant Technology Solutions Corp., Class A	8,211,252
46,882	Corning, Inc.	1,510,538
251,799	DXC Technology Co.	15,873,409
47,011	F5 Networks, Inc.*	8,084,482
83,993	Fidelity National Information Services, Inc.	9,067,044
136,613	Fiserv, Inc.*	10,810,187
11,381	FleetCor Technologies, Inc.*	2,201,085
56,980	Fortinet, Inc.*	4,207,403
28,883	Gartner, Inc.*	4,424,587
25,364	Global Payments, Inc.	2,835,949
25,974	GoDaddy, Inc., Class A*	1,695,063
60,290	Hewlett Packard Enterprise Co.	904,350
376,699	HP, Inc.	8,664,077
748,499	Intel Corp.	36,908,486
145,066	International Business Machines Corp.	18,027,352
103,386	Intuit, Inc.	22,179,399
37,845	Jack Henry & Associates, Inc.	5,286,946
59,129	Juniper Networks, Inc.	1,697,594

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
24,008	Keysight Technologies, Inc.*	$ 1,484,175
51,739	KLA-Tencor Corp.	5,099,396
49,975	Lam Research Corp.	7,844,076
97,641	Leidos Holdings, Inc.	6,151,383
110,644	Mastercard, Inc., Class A	22,247,189
46,415	Maxim Integrated Products, Inc.	2,595,527
36,772	Microchip Technology, Inc.	2,757,900
465,817	Micron Technology, Inc.*	17,961,903
1,127,870	Microsoft Corp.	125,069,504
51,634	Motorola Solutions, Inc.	6,776,962
103,496	NetApp, Inc.	6,920,777
89,666	NVIDIA Corp.	14,654,114
388,614	Oracle Corp.	18,948,819
19,325	Palo Alto Networks, Inc.*	3,342,259
101,582	Paychex, Inc.	7,187,942
89,968	PayPal Holdings, Inc.*	7,720,154
45,011	PTC, Inc.*	3,893,001
15,148	Qorvo, Inc.*	996,890
36,701	QUALCOMM, Inc.	2,138,200
60,379	Red Hat, Inc.*	10,781,274
102,029	salesforce.com, Inc.*	14,565,660
138,106	Seagate Technology PLC	5,950,988
40,273	ServiceNow, Inc.*	7,461,379
77,334	Skyworks Solutions, Inc.	5,627,595
40,575	Splunk, Inc.*	4,533,445
72,598	Square, Inc., Class A*	5,070,244
25,094	SS&C Technologies Holdings, Inc.	1,208,276
273,176	Symantec Corp.	6,039,921
101,014	Synopsys, Inc.*	9,287,227
56,827	TE Connectivity Ltd.	4,371,701
171,349	Texas Instruments, Inc.	17,109,198
79,746	Total System Services, Inc.	6,967,408
25,022	Trimble, Inc.*	951,587
59,713	VeriSign, Inc.*	9,318,811
192,022	Visa, Inc., Class A	27,211,438
21,723	VMware, Inc., Class A*	3,635,127
335,180	Western Digital Corp.	15,213,820
136,853	Western Union Co. (The)	2,563,257
52,304	Worldpay, Inc., Class A*	4,488,206

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
30,874	Xilinx, Inc.	$ 2,855,228

		885,517,037

Materials – 1.5%
16,868	Air Products & Chemicals, Inc.	2,713,555
57,699	Ball Corp.	2,833,598
15,957	Celanese Corp.	1,610,540
26,895	CF Industries Holdings, Inc.	1,134,700
61,581	DowDuPont, Inc.	3,562,461
32,496	Eastman Chemical Co.	2,561,335
36,380	Ecolab, Inc.	5,838,626
540,500	Freeport-McMoRan, Inc.	6,453,570
25,690	International Flavors & Fragrances, Inc.	3,638,475
30,943	International Paper Co.	1,429,257
20,797	Linde PLC (United Kingdom)	3,307,763
14,778	LyondellBasell Industries NV, Class A	1,378,935
43,503	Mosaic Co. (The)	1,566,108
38,404	Newmont Mining Corp.	1,241,985
18,559	Packaging Corp. of America	1,815,441
29,672	PPG Industries, Inc.	3,244,040
19,483	Sherwin-Williams Co. (The)	8,262,156
41,810	Steel Dynamics, Inc.	1,471,712
119,069	WestRock Co.	5,609,341

		59,673,598

Real Estate – 2.3%
21,383	Alexandria Real Estate Equities, Inc. REIT	2,662,183
33,158	American Tower Corp. REIT	5,454,159
16,705	AvalonBay Communities, Inc. REIT	3,183,472
18,707	Boston Properties, Inc. REIT	2,454,358
158,087	CBRE Group, Inc., Class A*	6,905,240
54,535	Crown Castle International Corp. REIT	6,266,072
55,091	Digital Realty Trust, Inc. REIT	6,337,669

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
106,125	Duke Realty Corp. REIT	$ 3,020,318
3,867	Equinix, Inc. REIT	1,489,878
35,920	Equity Residential REIT	2,559,300
13,808	Essex Property Trust, Inc. REIT	3,624,738
31,879	Extra Space Storage, Inc. REIT	3,059,746
13,036	Federal Realty Investment Trust REIT	1,721,925
36,222	HCP, Inc. REIT	1,059,856
321,874	Host Hotels & Resorts, Inc. REIT	6,115,606
20,237	Mid-America Apartment Communities, Inc. REIT	2,095,744
59,896	Prologis, Inc. REIT	4,033,397
15,700	Public Storage REIT	3,348,182
30,989	Realty Income Corp. REIT	1,986,085
24,799	Regency Centers Corp. REIT	1,578,704
13,106	SBA Communications Corp. REIT*	2,238,636
22,021	Simon Property Group, Inc. REIT	4,089,079
53,363	SL Green Realty Corp. REIT	5,145,260
61,934	UDR, Inc. REIT	2,639,627
78,195	Ventas, Inc. REIT	4,964,601
36,624	Vornado Realty Trust REIT	2,635,463
38,550	Welltower, Inc. REIT	2,788,322
58,652	Weyerhaeuser Co. REIT	1,548,999

		95,006,619

Utilities – 4.0%
144,914	AES Corp.	2,244,718
74,695	Alliant Energy Corp.	3,390,406
90,112	Ameren Corp.	6,183,486
94,578	American Electric Power Co., Inc.	7,352,494
50,440	American Water Works Co., Inc.	4,812,480
25,048	Atmos Energy Corp.	2,396,342
168,207	CenterPoint Energy, Inc.	4,711,478
100,180	CMS Energy Corp.	5,218,376

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
79,636	Consolidated Edison, Inc.	$ 6,398,753
60,628	Dominion Energy, Inc.	4,516,786
55,021	DTE Energy Co.	6,588,215
87,056	Duke Energy Corp.	7,710,550
64,535	Edison International	3,570,076
65,944	Entergy Corp.	5,741,085
39,882	Evergy, Inc.	2,367,794
83,863	Eversource Energy	5,731,197
154,672	Exelon Corp.	7,175,234
156,982	FirstEnergy Corp.	5,938,629
78,176	NextEra Energy, Inc.	14,205,361
45,298	NiSource, Inc.	1,196,773
169,083	NRG Energy, Inc.	6,497,860
88,701	PG&E Corp.*	2,339,932
40,128	Pinnacle West Capital Corp.	3,585,838
143,293	PPL Corp.	4,383,333
111,279	Public Service Enterprise Group, Inc.	6,220,496
20,567	Sempra Energy	2,369,730
129,070	Southern Co. (The)	6,108,883
110,812	UGI Corp.	6,366,149
267,588	Vistra Energy Corp.*	6,282,966
86,489	WEC Energy Group, Inc.	6,268,723
124,984	Xcel Energy, Inc.	6,555,411

		164,429,554

TOTAL INVESTMENTS – 99.7% (Cost $3,538,279,257)		$4,056,507,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		10,336,959

NET ASSETS – 100.0%		$4,066,844,053

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$165,999	$—	$(165,999)	$—

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,307,763	$—	$—
North America	4,053,199,331	—	—
Total	$4,056,507,094	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Communication Services – 3.4%
843	AMC Entertainment Holdings, Inc., Class A	$ 11,507
1,054	Boingo Wireless, Inc.*	26,392
507	Boston Omaha Corp., Class A*(a)	12,457
444	Cardlytics, Inc.*	6,385
1,324	Care.com, Inc.*	23,726
1,392	Cargurus, Inc.*	54,163
1,579	Cars.com, Inc.*	40,849
3,314	Central European Media Enterprises Ltd., Class A (Czech Republic)*	10,870
787	Cincinnati Bell, Inc.*	9,775
886	Cogent Communications Holdings, Inc.	42,962
886	Consolidated Communications Holdings, Inc.	12,191
42	Daily Journal Corp.*(a)	9,912
895	Emerald Expositions Events, Inc.	10,471
1,863	Entercom Communications Corp., Class A	12,165
2,546	Entravision Communications Corp., Class A	8,224
1,254	Eros International PLC (India)*(a)	11,449
1,026	EW Scripps Co. (The), Class A	18,088
4,886	Frontier Communications Corp.(a)	17,443
4,735	Gannett Co, Inc.	49,102
5,235	Glu Mobile, Inc.*	38,791
1,377	Gray Television, Inc.*	25,461
907	Hemisphere Media Group, Inc.*	12,580
588	Intelsat S.A.*	14,624
657	Iridium Communications, Inc.*	15,689
544	Liberty Media Corp.- Liberty Braves, Class A*	13,605

Shares	Description	Value
Common Stocks – (continued)
Communication Services – (continued)
783	Liberty Media Corp.- Liberty Braves, Class C*	$ 19,575
1,090	Liberty TripAdvisor Holdings, Inc., Class A*	20,743
411	Marcus Corp. (The)	17,451
7,242	Meet Group, Inc. (The)*	29,185
374	Meredith Corp.	21,415
2,108	MSG Networks, Inc., Class A*	56,452
2,494	National CineMedia, Inc.	17,234
3,366	New Media Investment Group, Inc.	44,431
3,595	New York Times Co. (The), Class A	96,454
752	Nexstar Media Group, Inc., Class A	62,145
3,573	NII Holdings, Inc.*	19,330
1,182	Ooma, Inc.*	17,659
2,965	Pandora Media, Inc.*	25,766
3,581	QuinStreet, Inc.*	57,797
910	Reading International, Inc., Class A*	13,896
2,444	Rosetta Stone, Inc.*	40,839
145	Saga Communications, Inc., Class A	5,379
1,393	Scholastic Corp.	64,371
557	Shenandoah Telecommunications Co.	27,828
1,289	Sinclair Broadcast Group, Inc., Class A	40,539
1,320	Spok Holdings, Inc.	19,232
1,666	TechTarget, Inc.*	23,974
1,702	TEGNA, Inc.	22,620
759	Tribune Publishing Co.*	11,074
2,812	TrueCar, Inc.*	29,273
11,828	Vonage Holdings Corp.*	125,259
3,228	Windstream Holdings, Inc.*	9,716
1,582	World Wrestling Entertainment, Inc., Class A	117,005
2,179	XO Group, Inc.*	75,176

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Communication Services – (continued)
2,099	Yelp, Inc.*	$ 70,673

		1,711,372

Consumer Discretionary – 12.3%
2,313	1-800-Flowers.com, Inc., Class A*	28,936
2,169	Aaron’s, Inc.	101,509
2,033	Abercrombie & Fitch Co., Class A	42,510
988	Acushnet Holdings Corp.	22,576
1,832	Adtalem Global Education, Inc.*	105,780
1,604	American Axle & Manufacturing Holdings, Inc.*	19,970
3,542	American Eagle Outfitters, Inc.	74,134
715	American Outdoor Brands Corp.*	8,709
1,651	American Public Education, Inc.*	52,238
535	America’s Car-Mart, Inc.*	39,702
392	Asbury Automotive Group, Inc.*	27,095
13,512	Ascena Retail Group, Inc.*	40,806
878	Bassett Furniture Industries, Inc.	18,464
2,703	BBX Capital Corp.	18,164
1,772	Beazer Homes USA, Inc.*	19,953
1,815	Bed Bath & Beyond, Inc.	23,377
1,583	Big 5 Sporting Goods Corp.	5,841
1,147	Big Lots, Inc.	49,963
2	Biglari Holdings, Inc., Class A*	1,397
67	Biglari Holdings, Inc., Class B*	9,584
188	BJ’s Restaurants, Inc.	10,212
823	Bloomin’ Brands, Inc.	16,090
1,057	Bojangles’, Inc.*	17,007
1,419	Boot Barn Holdings, Inc.*	32,126
1,730	Boyd Gaming Corp.	42,939
1,117	Brinker International, Inc.	57,056

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
915	Buckle, Inc. (The)(a)	$ 17,476
1,345	Caleres, Inc.	40,659
2,011	Callaway Golf Co.	34,448
1,301	Cambium Learning Group, Inc.*	18,838
5,018	Career Education Corp.*	67,693
901	Carriage Services, Inc.	15,353
258	Carvana Co.*(a)	11,169
124	Cavco Industries, Inc.*	20,405
2,567	Century Casinos, Inc.*	19,150
735	Century Communities, Inc.*	15,119
1,004	Cheesecake Factory, Inc. (The)	47,379
2,478	Chegg, Inc.*	69,260
3,535	Chico’s FAS, Inc.	19,089
458	Children’s Place, Inc. (The)	59,375
322	Churchill Downs, Inc.*	89,439
142	Chuy’s Holdings, Inc.*	3,039
778	Citi Trends, Inc.	15,949
1,074	Clarus Corp.	12,158
704	Conn’s, Inc.*	19,649
829	Cooper Tire & Rubber Co.	28,352
478	Cooper-Standard Holdings, Inc.*	34,951
444	Core-Mark Holding Co, Inc.	11,668
222	Cracker Barrel Old Country Store, Inc.(a)	40,140
3,812	Crocs, Inc.*	105,974
53	Culp, Inc.	1,086
2,343	Dana, Inc.	33,997
487	Dave & Buster’s Entertainment, Inc.	27,691
838	Deckers Outdoor Corp.*	111,655
376	Del Frisco’s Restaurant Group, Inc.*	2,583
1,681	Del Taco Restaurants, Inc.*	18,004
3,069	Denny’s Corp.*	50,761
303	Dillard’s, Inc., Class A(a)	21,025
145	Dine Brands Global, Inc.	12,931
940	Dorman Products, Inc.*	82,588
2,345	Drive Shack, Inc.*	10,951

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,314	DSW, Inc., Class A	$ 36,450
852	Duluth Holdings, Inc., Class B*(a)	26,736
1,366	El Pollo Loco Holdings, Inc.*	20,859
861	Eldorado Resorts, Inc.*	37,867
1,328	Ethan Allen Interiors, Inc.	27,596
1,721	Etsy, Inc.*	93,003
2,292	Express, Inc.*	14,302
1,165	Fiesta Restaurant Group, Inc.*	21,960
1,011	Five Below, Inc.*	105,943
122	Flexsteel Industries, Inc.	3,028
3,391	Fossil Group, Inc.*	65,548
1,246	Fox Factory Holding Corp.*	79,383
3,201	Francesca’s Holdings Corp.*	6,370
868	Gaia, Inc.*(a)	11,319
1,472	GameStop Corp., Class A(a)	20,108
773	Genesco, Inc.*	32,280
787	Gentherm, Inc.*	36,540
794	G-III Apparel Group Ltd.*	31,824
520	Golden Entertainment, Inc.*	9,407
2,695	GoPro, Inc., Class A*(a)	13,691
748	Green Brick Partners, Inc.*	6,208
316	Group 1 Automotive, Inc.	17,759
7,969	Groupon, Inc.*	24,465
987	Guess?, Inc.	23,491
117	Hamilton Beach Brands Holding Co., Class A	2,650
1,054	Haverty Furniture Cos, Inc.	21,596
387	Helen of Troy Ltd.*	55,353
1,302	Hibbett Sports, Inc.*	20,168
325	Hooker Furniture Corp.	9,792
2,404	Houghton Mifflin Harcourt Co.*	23,920
601	Hudson Ltd*	12,471
488	Installed Building Products, Inc.*	18,900
788	International Speedway Corp., Class A	33,364
688	iRobot Corp.*(a)	65,635
1,564	J Alexander’s Holdings, Inc.*	15,984

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
327	J. Jill, Inc.*	$ 2,018
614	Jack in the Box, Inc.	54,456
445	Johnson Outdoors, Inc., Class A	31,728
3,020	K12, Inc.*	72,057
2,126	KB Home	44,880
1,856	Kirkland’s, Inc.*	20,138
719	Laureate Education, Inc., Class A*	10,605
1,742	La-Z-Boy, Inc.	50,919
695	LCI Industries	53,779
1,418	Leaf Group Ltd.*	11,557
543	Liberty Expedia Holdings, Inc., Class A*	22,757
1,145	Lifetime Brands, Inc.	13,671
863	Lindblad Expeditions Holdings, Inc.*	11,115
1,675	Liquidity Services, Inc.*	10,854
255	Lithia Motors, Inc., Class A	21,129
787	Lumber Liquidators Holdings, Inc.*(a)	9,940
720	M/I Homes, Inc.*	16,949
624	Malibu Boats, Inc., Class A*	30,214
770	Marine Products Corp.	16,740
643	Marriott Vacations Worldwide Corp.	52,212
1,675	MasterCraft Boat Holdings, Inc.*	43,399
419	MDC Holdings, Inc.	12,340
428	Meritage Homes Corp.*	16,371
945	Modine Manufacturing Co.*	12,332
433	Monarch Casino & Resort, Inc.*	17,320
300	Monro, Inc.	24,396
427	Movado Group, Inc.	16,072
445	Murphy USA, Inc.*	36,054
345	Nathan’s Famous, Inc.	25,313
305	National Vision Holdings, Inc.*	11,215
1,918	Nautilus, Inc.*	24,761
1,002	Nutrisystem, Inc.	37,264

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
9,336	Office Depot, Inc.	$ 30,155
801	Ollie’s Bargain Outlet Holdings, Inc.*	71,049
597	Overstock.com, Inc.*(a)	11,677
682	Oxford Industries, Inc.	54,826
945	Papa John’s International, Inc.(a)	45,351
1,104	Party City Holdco, Inc.*	13,193
3,039	Penn National Gaming, Inc.*	67,192
750	PetMed Express, Inc.	18,067
2,586	Pier 1 Imports, Inc.	3,724
1,050	Planet Fitness, Inc., Class A*	57,981
2,776	Potbelly Corp.*	28,260
1,263	Quotient Technology, Inc.*	15,522
763	RCI Hospitality Holdings, Inc.	19,090
598	Red Robin Gourmet Burgers, Inc.*	20,745
1,082	Red Rock Resorts, Inc., Class A	28,305
2,419	Regis Corp.*	44,195
2,727	Remark Holdings, Inc.*(a)	3,600
2,996	Rent-A-Center, Inc.*	43,981
576	RH*(a)	66,897
253	Rocky Brands, Inc.	6,550
578	Roku, Inc.*	23,554
3,594	RTW RetailWinds, Inc.*	12,040
1,739	Ruth’s Hospitality Group, Inc.	42,553
2,153	Sally Beauty Holdings, Inc.*	45,450
1,077	SeaWorld Entertainment, Inc.*	30,673
204	Shake Shack, Inc., Class A*	11,332
132	Shiloh Industries, Inc.*	1,052
990	Shoe Carnival, Inc.	37,551
922	Shutterfly, Inc.*	46,091
613	Shutterstock, Inc.	23,423
933	Signet Jewelers Ltd.	49,169
496	Skyline Champion Corp.	11,170
1,190	Sleep Number Corp.*	45,625
831	Sonic Corp.	36,107
821	Sotheby’s*	32,832
1,244	Speedway Motorsports, Inc.	21,621

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,038	Sportsman’s Warehouse Holdings, Inc.*	$ 9,171
349	Stamps.com, Inc.*	59,840
938	Standard Motor Products, Inc.	49,404
2,010	Steven Madden Ltd.	64,782
2,616	Stoneridge, Inc.*	69,978
1,141	Strategic Education, Inc.	155,735
740	Sturm Ruger & Co., Inc.	39,671
1,762	Tailored Brands, Inc.	40,350
2,048	Taylor Morrison Home Corp., Class A*	34,632
745	Tenneco, Inc., Class A	25,144
960	Texas Roadhouse, Inc.	63,389
614	Tile Shop Holdings, Inc.	3,629
1,595	Tilly’s, Inc., Class A	18,358
719	TopBuild Corp.*	36,633
637	Tower International, Inc.	17,912
1,800	Town Sports International Holdings, Inc.*	12,798
2,280	TRI Pointe Group, Inc.*	28,454
785	Tupperware Brands Corp.	29,799
971	Turtle Beach Corp.*(a)	15,720
2,446	Vera Bradley, Inc.*	26,955
662	Vista Outdoor, Inc.*	7,547
980	Weight Watchers International, Inc.*	49,020
429	Weyco Group, Inc.	14,208
735	William Lyon Homes, Class A*	9,136
1,368	Wingstop, Inc.	89,768
261	Winmark Corp.	38,709
429	Winnebago Industries, Inc.	10,738
1,789	Wolverine World Wide, Inc.	61,899
2,305	ZAGG, Inc.*	23,165
1,580	Zumiez, Inc.*	31,158

		6,214,972

Consumer Staples – 2.8%
252	Alico, Inc.	8,329

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
393	Boston Beer Co, Inc. (The), Class A*	$ 107,894
207	Calavo Growers, Inc.	20,344
760	Cal-Maine Foods, Inc.	35,507
10,420	Castle Brands, Inc.*	9,370
2,832	Celsius Holdings, Inc.*(a)	11,101
601	Central Garden & Pet Co.*(a)	20,344
664	Central Garden & Pet Co., Class A*	20,650
820	Chefs’ Warehouse, Inc. (The)*	31,250
223	Coca-Cola Bottling Co. Consolidated	47,392
3,111	Darling Ingredients, Inc.*	68,069
5,262	Dean Foods Co.	26,520
591	Edgewell Personal Care Co.*	24,704
658	Farmer Brothers Co.*	16,022
796	Fresh Del Monte Produce, Inc.	26,785
1,563	Freshpet, Inc.*	51,579
2,811	Hostess Brands, Inc.*	32,748
1,004	Ingles Markets, Inc., Class A	29,206
373	Inter Parfums, Inc.	23,040
311	J&J Snack Foods Corp.	48,787
229	John B Sanfilippo & Son, Inc.	14,248
321	Lancaster Colony Corp.	57,883
1,187	Landec Corp.*	18,292
51	Limoneira Co.	1,231
421	Medifast, Inc.	62,518
222	MGP Ingredients, Inc.	15,094
641	National Beverage Corp.	55,940
890	Natural Health Trends Corp.	19,028
1,033	Nature’s Sunshine Products, Inc.*(a)	9,504
174	Oil-Dri Corp. of America	5,114
2,149	Performance Food Group Co.*	74,055
156	PriceSmart, Inc.	10,435
692	Pyxus International, Inc.*(a)	9,889
14,731	Rite Aid Corp.*(a)	16,351

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
361	Sanderson Farms, Inc.	$ 40,851
59	Seneca Foods Corp., Class A*	1,975
756	Simply Good Foods Co. (The)*	15,362
964	SpartanNash Co.	18,075
615	Turning Point Brands, Inc.	18,327
1,045	United Natural Foods, Inc.*	22,582
534	Universal Corp.	33,856
632	USANA Health Sciences, Inc.*	77,344
2,014	Vector Group Ltd.	25,376
965	Village Super Market, Inc., Class A	26,335
320	WD-40 Co.	55,898
550	Weis Markets, Inc.	25,190

		1,390,394

Energy – 2.9%
8,973	Abraxas Petroleum Corp.*	14,626
213	Adams Resources & Energy, Inc.	8,627
3,002	Amyris, Inc.*(a)	14,830
545	Arch Coal, Inc., Class A	44,292
542	Archrock, Inc.	5,528
1,823	Basic Energy Services, Inc.*	11,448
483	Bonanza Creek Energy, Inc.*	12,814
750	C&J Energy Services, Inc.*	12,885
1,350	Cactus, Inc., Class A*	38,988
506	California Resources Corp.*(a)	12,114
1,127	Callon Petroleum Co.*	9,636
735	CARBO Ceramics, Inc.*(a)	3,366
1,028	Carrizo Oil & Gas, Inc.*	17,589
6,855	Cloud Peak Energy, Inc.*	5,741
548	CONSOL Energy, Inc.*	18,829
612	CVR Energy, Inc.	23,097
1,283	Dawson Geophysical Co.*	4,773
1,602	Delek US Holdings, Inc.	63,744
6,678	Denbury Resources, Inc.*	15,092

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,839	Diamond Offshore Drilling, Inc.*	$ 23,171
1,972	Dorian LPG Ltd.*	13,863
887	Dril-Quip, Inc.*	34,824
1,425	Era Group, Inc.*	14,336
3,079	Evolution Petroleum Corp.	26,818
1,606	Exterran Corp.*	36,135
2,801	FTS International, Inc.*	27,674
632	GasLog Ltd. (Monaco)	13,120
724	Golar LNG Ltd. (Bermuda)	19,287
1,949	Hallador Energy Co.	11,226
1,530	Helix Energy Solutions Group, Inc.*	12,546
1,319	ION Geophysical Corp.*	11,673
3,503	Keane Group, Inc.*	38,953
3,244	Laredo Petroleum, Inc.*	14,176
1,118	Liberty Oilfield Services, Inc., Class A	19,364
1,049	Mammoth Energy Services, Inc.	26,393
1,214	Matador Resources Co.*	27,679
1,915	Matrix Service Co.*	39,143
2,148	McDermott International, Inc.*(a)	18,709
136	NACCO Industries, Inc., Class A	4,775
206	Natural Gas Services Group, Inc.*	4,064
2,649	Newpark Resources, Inc.*	20,371
6,152	Noble Corp. PLC*	25,654
3,970	Northern Oil and Gas, Inc.*	10,084
2,260	Oasis Petroleum, Inc.*	16,136
930	Ocean Rig UDW, Inc., Class A (Angola)*	25,789
1,678	Oceaneering International, Inc.*	28,174
972	Oil States International, Inc.*	21,792
5,514	Overseas Shipholding Group, Inc., Class A*	11,800
118	Panhandle Oil and Gas, Inc., Class A	1,947
1,208	Par Pacific Holdings, Inc.*	20,439

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
522	PDC Energy, Inc.*	$ 17,717
1,756	Peabody Energy Corp.	54,682
661	Pioneer Energy Services Corp.*	1,672
2,264	Profire Energy, Inc.*(a)	4,437
1,485	ProPetro Holding Corp.*	24,087
2,168	Renewable Energy Group, Inc.*	58,428
679	Resolute Energy Corp.*(a)	24,145
534	REX American Resources Corp.*	37,161
1,617	RigNet, Inc.*	29,397
270	Ring Energy, Inc.*	1,887
1,994	Rowan Cos PLC, Class A*	27,637
291	SEACOR Holdings, Inc.*	12,088
750	Solaris Oilfield Infrastructure, Inc., Class A*(a)	9,848
2,014	SRC Energy, Inc.*	11,621
139	Talos Energy, Inc.*	2,685
141	Teekay Corp. (Bermuda)(a)	622
9,308	Teekay Tankers Ltd., Class A (Bermuda)	10,518
1,436	TETRA Technologies, Inc.*	3,332
388	Tidewater, Inc.*	9,227
19,737	Ultra Petroleum Corp.*	25,066
1,040	Unit Corp.*	21,632
868	US Silica Holdings, Inc.	12,317
11,375	W&T Offshore, Inc.*	66,089
686	World Fuel Services Corp.	17,692

		1,442,121

Financials – 20.4%
503	1st Constitution Bancorp	9,949
427	1st Source Corp.	20,650
1,131	Access National Corp.	29,904
255	ACNB Corp.	9,203
2,183	AG Mortgage Investment Trust, Inc. REIT	39,643
403	Allegiance Bancshares, Inc.*	15,286
820	Ambac Financial Group, Inc.*	14,334

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,241	American Equity Investment Life Holding Co.	$ 76,485
486	American National Bankshares, Inc.	17,511
434	Ameris Bancorp	18,588
566	AMERISAFE, Inc.	36,558
282	Ames National Corp.	7,744
5,261	Anworth Mortgage Asset Corp. REIT	23,622
2,712	Apollo Commercial Real Estate Finance, Inc. REIT	51,365
2,384	Arbor Realty Trust, Inc. REIT	28,250
1,724	Ares Commercial Real Estate Corp. REIT	24,619
737	Argo Group International Holdings Ltd.	51,089
1,159	Arlington Asset Investment Corp., Class A(a)	9,956
2,574	ARMOUR Residential REIT, Inc. REIT	56,988
857	Arrow Financial Corp.	29,798
1,886	Artisan Partners Asset Management, Inc., Class A	51,356
328	Associated Capital Group, Inc., Class A(a)	13,937
968	Atlantic Capital Bancshares, Inc.*	17,821
2,742	Axos Financial, Inc.*	85,550
1,302	B. Riley Financial, Inc.	23,657
2,145	Banc of California, Inc.	36,894
751	BancFirst Corp.	41,921
876	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	15,330
623	Bancorp, Inc. (The)*	6,199
1,835	BancorpSouth Bank	56,500
1,384	Bank of Commerce Holdings	16,746
444	Bank of Marin Bancorp	18,954
2,336	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	92,692
1,044	BankFinancial Corp.	15,587

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
519	Bankwell Financial Group, Inc.	$ 15,399
429	Bar Harbor Bankshares	11,038
1,173	BCB Bancorp, Inc.	13,736
818	Beneficial Bancorp, Inc.	12,663
986	Berkshire Hills Bancorp, Inc.	33,672
1,425	Blackstone Mortgage Trust, Inc., Class A REIT	50,017
1,682	Blucora, Inc.*	52,075
943	Blue Hills Bancorp, Inc.	22,387
1,382	Boston Private Financial Holdings, Inc.	17,538
646	Bridge Bancorp, Inc.	19,070
2,422	BrightSphere Investment Group PLC	31,898
1,749	Brookline Bancorp, Inc.	27,075
664	Bryn Mawr Bank Corp.	26,108
536	BSB Bancorp, Inc.*	17,597
253	C&F Financial Corp.	13,303
780	Cadence BanCorp	15,998
187	Cambridge Bancorp	16,351
982	Camden National Corp.	40,606
806	Cannae Holdings, Inc.*	14,049
965	Capital City Bank Group, Inc.	25,978
1,803	Capitol Federal Financial, Inc.	25,314
679	Capstar Financial Holdings, Inc.	11,122
3,041	Capstead Mortgage Corp. REIT	23,507
616	Carolina Financial Corp.	21,166
1,782	Cathay General Bancorp	70,514
2,067	CenterState Bank Corp.	51,696
664	Central Pacific Financial Corp.	18,619
689	Central Valley Community Bancorp	14,021
254	Century Bancorp, Inc., Class A	20,764
1,101	Chemical Financial Corp.	51,967
296	Chemung Financial Corp.	12,787

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,422	Cherry Hill Mortgage Investment Corp. REIT	$ 27,032
551	Citizens & Northern Corp.	14,662
714	City Holding Co.	54,785
1,205	Civista Bancshares, Inc.	25,679
576	CNB Financial Corp.	15,356
3,348	CNO Financial Group, Inc.	61,268
609	Codorus Valley Bancorp, Inc.	14,622
1,166	Cohen & Steers, Inc.	43,562
1,210	Colony Credit Real Estate, Inc. REIT	20,534
1,274	Columbia Banking System, Inc.	51,826
870	Community Bank System, Inc.	57,124
2,609	Community Bankers Trust Corp.*	21,576
316	Community Financial Corp. (The)	9,518
594	Community Trust Bancorp, Inc.	27,449
781	ConnectOne Bancorp, Inc.	15,729
433	County Bancorp, Inc.	9,266
1,447	Crawford & Co., Class B	13,139
960	Curo Group Holdings Corp.*	12,797
1,995	Customers Bancorp, Inc.*	38,922
2,068	CVB Financial Corp.	48,060
169	Diamond Hill Investment Group, Inc.	28,443
1,026	Dime Community Bancshares, Inc.	18,724
869	Donegal Group, Inc., Class A	12,514
602	Donnelley Financial Solutions, Inc.*	10,029
5,696	Dynex Capital, Inc. REIT	34,347
799	Eagle Bancorp, Inc.*	46,054
543	EMC Insurance Group, Inc.	17,365
1,285	Employers Holdings, Inc.	57,761
808	Encore Capital Group, Inc.*	22,608
1,439	Enova International, Inc.*	31,859

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
208	Enstar Group Ltd. (Bermuda)*	$ 36,643
780	Entegra Financial Corp.*	18,049
168	Enterprise Bancorp, Inc.	5,742
850	Enterprise Financial Services Corp.	37,986
433	Equity Bancshares, Inc., Class A*	16,354
387	Esquire Financial Holdings, Inc.*	9,706
799	ESSA Bancorp, Inc.	12,824
2,993	Essent Group Ltd.*	115,410
458	Evans Bancorp, Inc.	18,549
1,770	EZCORP, Inc., Class A*	16,850
513	Farmers & Merchants Bancorp, Inc.	21,069
1,006	Farmers National Banc Corp.	14,104
567	FB Financial Corp.	21,915
313	FBL Financial Group, Inc., Class A	22,013
1,257	FCB Financial Holdings, Inc., Class A*	49,827
969	Federal Agricultural Mortgage Corp., Class C	64,012
2,585	Federated Investors, Inc., Class B	68,451
1,965	FGL Holdings*	15,740
1,794	Fidelity Southern Corp.	42,572
978	Financial Institutions, Inc.	29,418
686	First Bancorp, Inc.	19,503
3,977	First BanCorp. (Puerto Rico)	35,992
924	First Bancorp/Southern Pines NC	36,978
483	First Bancshares, Inc. (The)	17,011
841	First Bank/Hamilton NJ	10,058
1,106	First Busey Corp.	31,731
729	First Business Financial Services, Inc.	15,637
2,514	First Commonwealth Financial Corp.	35,045
467	First Community Bancshares, Inc.	16,238

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
954	First Defiance Financial Corp.	$ 26,884
2,524	First Financial Bancorp	70,470
1,617	First Financial Bankshares, Inc.	105,946
474	First Financial Corp.	22,131
782	First Financial Northwest, Inc.	11,902
1,275	First Foundation, Inc.*	20,413
529	First Guaranty Bancshares, Inc.	11,733
573	First Internet Bancorp	14,239
713	First Interstate BancSystem, Inc., Class A	30,966
1,027	First Merchants Corp.	43,175
532	First Mid-Illinois Bancshares, Inc.	19,700
1,555	First Midwest Bancorp, Inc.	36,682
1,035	First Northwest Bancorp	16,022
1,037	First of Long Island Corp. (The)	22,420
716	FirstCash, Inc.	63,760
1,308	Flagstar Bancorp, Inc.*	42,445
1,725	Flushing Financial Corp.	40,313
569	Franklin Financial Network, Inc.*	19,175
391	FS Bancorp, Inc.	18,713
3,292	Fulton Financial Corp.	57,314
957	GAIN Capital Holdings, Inc.	7,034
66	GAMCO Investors, Inc., Class A	1,423
6,370	Genworth Financial, Inc., Class A*	29,684
1,159	German American Bancorp, Inc.	36,555
1,679	Glacier Bancorp, Inc.	79,282
367	Global Indemnity Ltd. (Cayman Islands)	12,573
892	Granite Point Mortgage Trust, Inc. REIT	16,912
1,480	Great Ajax Corp. REIT	19,136

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
734	Great Southern Bancorp, Inc.	$ 39,842
1,083	Great Western Bancorp, Inc.	40,418
719	Green Bancorp, Inc.	14,624
872	Green Dot Corp., Class A*	72,672
1,213	Guaranty Bancorp	31,065
574	Hallmark Financial Services, Inc.*	6,544
955	Hamilton Lane, Inc., Class A	36,118
1,597	Hancock Whitney Corp.	64,231
1,114	Hanmi Financial Corp.	24,998
949	HarborOne Bancorp, Inc.*(a)	16,826
1,333	Health Insurance Innovations, Inc., Class A*(a)	49,081
943	Heartland Financial USA, Inc.	51,582
2,084	Heritage Commerce Corp.	29,780
958	Heritage Financial Corp.	33,501
413	Heritage Insurance Holdings, Inc.	6,629
1,744	Hilltop Holdings, Inc.	34,078
141	Hingham Institution for Savings	31,330
432	Home Bancorp, Inc.	16,407
1,996	Home BancShares, Inc.	39,142
1,230	HomeStreet, Inc.*	32,743
681	HomeTrust Bancshares, Inc.	17,699
1,969	Hope Bancorp, Inc.	29,929
989	Horace Mann Educators Corp.	39,837
1,077	Horizon Bancorp, Inc.	18,740
1,165	Houlihan Lokey, Inc.	49,279
693	Howard Bancorp, Inc.*	11,019
782	IBERIABANK Corp.	58,454
1,143	Impac Mortgage Holdings, Inc.*	4,401
1,222	Independent Bank Corp.	28,082
551	Independent Bank Corp.(a)	44,284
406	Independent Bank Group, Inc.	23,231

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,216	International Bancshares Corp.	$ 46,682
489	INTL. FCStone, Inc.*	19,051
5,059	Invesco Mortgage Capital, Inc. REIT	79,022
719	Investar Holding Corp.	18,068
212	Investment Technology Group, Inc.	6,388
3,911	Investors Bancorp, Inc.	48,027
137	Investors Title Co.	25,493
818	James River Group Holdings Ltd.	31,133
1,307	Kearny Financial Corp.	17,305
885	Kemper Corp.	67,348
1,101	Kingstone Cos, Inc.	17,374
782	Kinsale Capital Group, Inc.	48,648
923	KKR Real Estate Finance Trust, Inc. REIT	17,998
1,934	Ladder Capital Corp. REIT	34,135
1,375	Lakeland Bancorp, Inc.	22,729
1,024	Lakeland Financial Corp.	47,411
350	LCNB Corp.	5,614
1,235	LegacyTexas Financial Group, Inc.	47,930
205	LendingTree, Inc.*(a)	53,370
1,492	Live Oak Bancshares, Inc.	26,722
2,327	Macatawa Bank Corp.	23,596
781	Malvern Bancorp, Inc.*	16,323
477	Marlin Business Services Corp.	12,116
1,779	MB Financial, Inc.	81,621
1,882	MBT Financial Corp.	21,492
625	Mercantile Bank Corp.	19,962
1,086	Meridian Bancorp, Inc.	17,756
1,566	Meta Financial Group, Inc.	35,799
235	Middlefield Banc Corp.	10,700
638	Midland States Bancorp, Inc.	16,556
1,117	MidSouth Bancorp, Inc.	14,767
526	MidWestOne Financial Group, Inc.	15,117
1,140	Moelis & Co., Class A	46,079

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,703	Mr Cooper Group, Inc.*	$ 25,766
296	MutualFirst Financial, Inc.	10,475
466	National Bank Holdings Corp., Class A	17,349
136	National Bankshares, Inc.	5,887
413	National Commerce Corp.*	17,073
1,327	National General Holdings Corp.	35,232
93	National Western Life Group, Inc., Class A	28,570
412	Navigators Group, Inc. (The)	28,622
873	NBT Bancorp, Inc.	34,021
593	Nelnet, Inc., Class A	32,289
6,158	New York Mortgage Trust, Inc. REIT	38,180
449	NI Holdings, Inc.*	7,108
512	Nicolet Bankshares, Inc.*	26,598
1,812	NMI Holdings, Inc., Class A*	35,406
890	Northeast Bancorp	16,572
588	Northfield Bancorp, Inc.	8,285
565	Northrim BanCorp, Inc.	20,606
1,539	Northwest Bancshares, Inc.	27,594
542	Norwood Financial Corp.	19,246
762	OceanFirst Financial Corp.	19,637
3,506	Ocwen Financial Corp.*	7,398
1,895	OFG Bancorp (Puerto Rico)	34,451
497	Ohio Valley Banc Corp.	18,464
689	Old Line Bancshares, Inc.	20,904
2,562	Old National Bancorp	47,986
1,328	Old Second Bancorp, Inc.	19,482
540	Oppenheimer Holdings, Inc., Class A	15,395
776	Opus Bank	16,762
1,921	Orchid Island Capital, Inc. REIT	13,005
1,768	Oritani Financial Corp.	27,563
1,207	Pacific Mercantile Bancorp*	9,656
617	Pacific Premier Bancorp, Inc.*	19,047
487	Park National Corp.	46,572
775	Parke Bancorp, Inc.	14,717

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
783	PCSB Financial Corp.	$ 15,566
861	Peapack Gladstone Financial Corp.	24,633
366	Penns Woods Bancorp, Inc.	15,829
2,455	PennyMac Financial Services, Inc.	50,352
2,303	PennyMac Mortgage Investment Trust REIT	48,478
566	Peoples Bancorp of North Carolina, Inc.	16,114
921	Peoples Bancorp, Inc.	32,143
451	Peoples Financial Services Corp.	19,172
851	People’s Utah Bancorp	27,496
158	Piper Jaffray Cos	11,276
672	PJT Partners, Inc., Class A	31,739
910	PRA Group, Inc.*	27,773
914	Preferred Bank	46,815
1,159	Premier Financial Bancorp, Inc.	21,569
1,354	Primerica, Inc.	160,964
432	ProAssurance Corp.	18,891
632	Protective Insurance Corp., Class B	13,202
1,495	Provident Financial Services, Inc.	38,392
985	Prudential Bancorp, Inc.	17,484
2,053	Pzena Investment Management, Inc., Class A	20,961
626	QCR Holdings, Inc.	23,068
5,597	Radian Group, Inc.	102,985
1,272	Ready Capital Corp. REIT	18,953
2,549	Redwood Trust, Inc. REIT	42,543
747	Regional Management Corp.*	20,289
510	Reliant Bancorp, Inc.	11,995
847	Renasant Corp.	30,958
674	Republic Bancorp, Inc., Class A	29,164
2,404	Riverview Bancorp, Inc.	19,569
934	RLI Corp.	70,816
919	S&T Bancorp, Inc.	38,846

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
691	Safeguard Scientifics, Inc.*	$ 6,191
406	Safety Insurance Group, Inc.	35,655
1,008	Sandy Spring Bancorp, Inc.	36,308
335	SB One Bancorp	8,114
968	Seacoast Banking Corp. of Florida*	28,072
1,527	Selective Insurance Group, Inc.	101,347
1,860	ServisFirst Bancshares, Inc.	73,228
1,047	Shore Bancshares, Inc.	16,752
1,050	SI Financial Group, Inc.	14,290
799	Sierra Bancorp	22,692
1,640	Simmons First National Corp., Class A	48,216
530	SmartFinancial, Inc.*	10,945
475	South State Corp.	34,466
686	Southern First Bancshares, Inc.*	25,890
736	Southern Missouri Bancorp, Inc.	26,739
1,054	Southern National Bancorp of Virginia, Inc.	16,716
737	Southside Bancshares, Inc.	25,154
404	State Auto Financial Corp.	14,140
659	State Bank Financial Corp.	15,882
760	Stewart Information Services Corp.	31,966
1,079	Stifel Financial Corp.	52,083
1,140	Stock Yards Bancorp, Inc.	35,739
436	Summit Financial Group, Inc.	9,173
709	Territorial Bancorp, Inc.	19,746
3,231	Third Point Reinsurance Ltd. (Bermuda)*	33,344
755	Timberland Bancorp, Inc.	21,367
352	Tompkins Financial Corp.	28,783
1,541	Towne Bank/Portsmouth VA	44,088
1,280	TriCo Bancshares	49,216
1,103	TriState Capital Holdings, Inc.*	27,696
763	Triumph Bancorp, Inc.*	29,208
527	Trupanion, Inc.*	15,773

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,583	TrustCo Bank Corp.	$ 20,380
1,424	Trustmark Corp.	46,052
840	UMB Financial Corp.	56,843
1,282	Union Bankshares Corp.	45,383
924	United Bankshares, Inc.	33,421
1,130	United Community Banks, Inc.	29,211
1,377	United Community Financial Corp.	13,178
1,704	United Financial Bancorp, Inc.	27,912
370	United Fire Group, Inc.	19,932
901	United Security Bancshares	9,082
937	Unity Bancorp, Inc.	20,820
2,420	Universal Insurance Holdings, Inc.	106,214
763	Univest Corp. of Pennsylvania	19,457
5,503	Valley National Bancorp	59,542
556	Veritex Holdings, Inc.*	14,284
176	Virtus Investment Partners, Inc.	16,720
2,402	Waddell & Reed Financial, Inc., Class A	48,905
1,786	Walker & Dunlop, Inc.	84,353
1,991	Washington Federal, Inc.	57,361
756	Washington Trust Bancorp, Inc.	39,766
1,394	Waterstone Financial, Inc.	23,363
1,413	WesBanco, Inc.	61,437
1,206	West Bancorporation, Inc.	24,723
420	Westamerica Bancorporation	26,544
2,984	Western Asset Mortgage Capital Corp. REIT	30,109
1,739	Western New England Bancorp, Inc.	17,268
261	Westwood Holdings Group, Inc.	10,236
2,037	WisdomTree Investments, Inc.	14,442
327	World Acceptance Corp.*	35,623

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
637	WSFS Financial Corp.	$ 26,799

		10,318,950

Health Care – 13.9%
197	Abeona Therapeutics, Inc.*	1,615
4,429	Acorda Therapeutics, Inc.*	90,484
620	Addus HomeCare Corp.*	46,016
2,183	ADMA Biologics, Inc.*	11,504
2,012	Adverum Biotechnologies, Inc.*	7,223
577	Aeglea BioTherapeutics, Inc.*	4,858
552	Aimmune Therapeutics, Inc.*	13,110
1,526	Akorn, Inc.*	10,468
238	Albireo Pharma, Inc.*	6,295
3,750	Allscripts Healthcare Solutions, Inc.*	38,288
3,018	AMAG Pharmaceuticals, Inc.*	54,475
1,244	Amedisys, Inc.*	169,495
935	American Renal Associates Holdings, Inc.*	15,512
1,485	AMN Healthcare Services, Inc.*	94,595
1,059	Amneal Pharmaceuticals, Inc.*	18,755
1,368	Amphastar Pharmaceuticals, Inc.*	29,713
1,311	Ampio Pharmaceuticals, Inc.*	834
186	AnaptysBio, Inc.*	13,872
2,070	AngioDynamics, Inc.*	44,484
747	ANI Pharmaceuticals, Inc.*	41,526
16	Apellis Pharmaceuticals, Inc.*	245
362	Apollo Medical Holdings, Inc.*	6,487
1,655	Arbutus Biopharma Corp. (Canada)*	7,216
436	Arena Pharmaceuticals, Inc.*	17,880
2,231	ArQule, Inc.*	8,277
2,205	Array BioPharma, Inc.*	35,126

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
1,222	Arrowhead Pharmaceuticals, Inc.*(a)	$ 17,743
7,003	Assertio Therapeutics, Inc.*	34,910
417	Atara Biotherapeutics, Inc.*	16,659
21	Athenex, Inc.*	278
1,121	AtriCure, Inc.*	37,542
39	Atrion Corp.	30,156
831	Avanos Medical, Inc.*	39,647
1,632	AVEO Pharmaceuticals, Inc.*(a)	3,378
753	AxoGen, Inc.*	25,210
5,954	BioScrip, Inc.*	23,518
692	BioTelemetry, Inc.*	49,090
442	Blueprint Medicines Corp.*	25,358
2,796	Brookdale Senior Living, Inc.*	23,906
60	Calithera Biosciences, Inc.*	296
1,281	Cambrex Corp.*	61,270
475	Capital Senior Living Corp.*	4,275
1,746	Cardiovascular Systems, Inc.*	53,899
709	CareDx, Inc.*	20,752
1,144	CASI Pharmaceuticals, Inc.*	4,954
1,229	Catalyst Biosciences, Inc.*	13,126
4,105	Catalyst Pharmaceuticals, Inc.*	10,406
623	Cellular Biomedicine Group, Inc.*	12,416
1,602	Cerus Corp.*	8,411
2,710	ChemoCentryx, Inc.*	27,236
1,287	Civitas Solutions, Inc.*	17,864
726	Codexis, Inc.*	15,914
1,497	Collegium Pharmaceutical, Inc.*	28,727
742	Computer Programs & Systems, Inc.	19,797
1,688	Concert Pharmaceuticals, Inc.*	24,189
555	CONMED Corp.	37,718
7,336	Corcept Therapeutics, Inc.*(a)	102,190
484	CorVel Corp.*	33,735

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
121	Corvus Pharmaceuticals, Inc.*	$ 724
3,390	Cross Country Healthcare, Inc.*	30,747
624	CryoLife, Inc.*	18,920
160	CryoPort, Inc.*(a)	1,731
902	CTI BioPharma Corp.*	1,515
1,606	Cutera, Inc.*	32,923
759	CytomX Therapeutics, Inc.*	10,474
981	CytoSorbents Corp.*	10,242
900	Dicerna Pharmaceuticals, Inc.*	13,419
1,738	Diplomat Pharmacy, Inc.*	26,904
1,048	Eagle Pharmaceuticals, Inc.*	52,819
580	Editas Medicine, Inc.*	18,073
395	Eloxx Pharmaceuticals, Inc.*	6,150
2,010	Emergent BioSolutions, Inc.*	146,408
345	Enanta Pharmaceuticals, Inc.*	27,303
5,300	Endo International PLC*	63,759
771	Endocyte, Inc.*	18,219
999	Ensign Group, Inc. (The)	45,325
4,998	Enzo Biochem, Inc.*	15,394
13	Epizyme, Inc.*	96
283	Esperion Therapeutics, Inc.*(a)	15,044
1,951	Fate Therapeutics, Inc.*	29,967
845	Fennec Pharmaceuticals, Inc. (Canada)*	5,662
409	FibroGen, Inc.*	17,734
591	FONAR Corp.*	13,020
237	G1 Therapeutics, Inc.*	9,061
2,132	Genomic Health, Inc.*	168,535
2,785	Geron Corp.*	4,484
1,214	Glaukos Corp.*	79,978
368	Global Blood Therapeutics, Inc.*	11,607
1,728	Globus Medical, Inc., Class A*	83,445
68	GlycoMimetics, Inc.*	781
1,228	Haemonetics Corp.*	131,740

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
1,507	Halozyme Therapeutics, Inc.*	$ 24,881
4,353	Harvard Bioscience, Inc.*	17,194
834	HealthEquity, Inc.*	73,967
577	Heron Therapeutics, Inc.*	16,577
486	Heska Corp.*	50,534
1,254	HMS Holdings Corp.*	44,818
5,167	Horizon Pharma PLC*	103,237
1,992	ImmunoGen, Inc.*	10,976
1,716	Immunomedics, Inc.*(a)	34,474
6,458	Innoviva, Inc.*	117,923
465	Inogen, Inc.*	68,522
2,913	Insys Therapeutics, Inc.*	17,507
899	Integer Holdings Corp.*	79,633
513	Intellia Therapeutics, Inc.*	9,188
2,202	Intersect ENT, Inc.*	66,082
59	Intra-Cellular Therapies, Inc.*	853
635	IntriCon Corp.*	21,990
694	iRhythm Technologies, Inc.*	51,412
4,096	Keryx Biopharmaceuticals, Inc.*(a)	12,329
1,400	Kindred Biosciences, Inc.*	19,040
1,023	Kura Oncology, Inc.*	12,992
2,948	Lannett Co., Inc.*(a)	17,393
2,845	Lantheus Holdings, Inc.*	53,344
1,209	LeMaitre Vascular, Inc.	33,719
750	LHC Group, Inc.*	78,653
311	Ligand Pharmaceuticals, Inc.*	49,066
933	LivaNova PLC*	94,410
344	Loxo Oncology, Inc.*	48,304
3,703	Luminex Corp.	108,757
500	MacroGenics, Inc.*	8,605
63	Madrigal Pharmaceuticals, Inc.*	7,286
588	Magellan Health, Inc.*	32,058
2,747	Mallinckrodt PLC*	65,351
1,600	Marinus Pharmaceuticals, Inc.*(a)	7,472
1,017	Medidata Solutions, Inc.*	78,523

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
825	Medpace Holdings, Inc.*	$ 51,076
1,524	Meridian Bioscience, Inc.	28,865
888	Merit Medical Systems, Inc.*	55,988
227	Mirati Therapeutics, Inc.*(a)	8,760
1,290	Momenta Pharmaceuticals, Inc.*	15,274
498	MyoKardia, Inc.*	30,911
3,792	Myriad Genetics, Inc.*	122,254
2,696	NanoString Technologies, Inc.*	46,560
2,267	Natera, Inc.*	39,264
256	National HealthCare Corp.	21,363
931	National Research Corp.	37,119
594	Natus Medical, Inc.*	21,016
763	Neogen Corp.*	49,488
3,108	NeoGenomics, Inc.*	50,971
431	Nevro Corp.*	17,891
3,669	NextGen Healthcare, Inc.*	64,391
610	Novavax, Inc.*	1,263
968	Novocure Ltd.*	33,222
1,092	NuVasive, Inc.*	69,549
1,617	NxStage Medical, Inc.*	45,664
1,474	Nymox Pharmaceutical Corp. (Canada)*	2,697
674	Omeros Corp.*(a)	9,402
602	Omnicell, Inc.*	46,492
2,521	OPKO Health, Inc.*(a)	9,429
921	OraSure Technologies, Inc.*	11,697
1,124	Orthofix Medical, Inc.*	67,721
1,903	Owens & Minor, Inc.	14,520
908	Oxford Immunotec Global PLC*	13,674
913	Pacira Pharmaceuticals, Inc.*	44,125
24,257	Palatin Technologies, Inc.*	19,634
1,780	Patterson Cos., Inc.	45,159
15,859	PDL BioPharma, Inc.*	48,687
2,131	Phibro Animal Health Corp., Class A	72,241
5,214	Pieris Pharmaceuticals, Inc.*	17,675

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
1,517	Prestige Brands Holdings, Inc.*	$ 58,890
449	Providence Service Corp. (The)*	31,794
380	PTC Therapeutics, Inc.*	13,498
546	Quidel Corp.*	33,208
1,604	R1 RCM, Inc.*	14,693
3,888	RadNet, Inc.*	50,116
2,114	Recro Pharma, Inc.*	13,889
511	REGENXBIO, Inc.*	30,614
553	Repligen Corp.*	35,763
800	Retrophin, Inc.*	19,632
523	Rocket Pharmaceuticals, Inc.*	8,426
181	RTI Surgical, Inc.*	755
1,234	Sangamo Therapeutics, Inc.*	15,265
528	Savara, Inc.*	4,736
1,440	SeaSpine Holdings Corp.*	28,310
2,173	Select Medical Holdings Corp.*	42,113
554	Sientra, Inc.*(a)	9,418
1,207	SIGA Technologies, Inc.*	7,532
1,326	Simulations Plus, Inc.	26,281
224	Spark Therapeutics, Inc.*	9,437
570	Spectrum Pharmaceuticals, Inc.*	8,242
2,505	STAAR Surgical Co.*	95,215
839	Stemline Therapeutics, Inc.*	9,221
1,658	Supernus Pharmaceuticals, Inc.*	78,622
1,192	Surgery Partners, Inc.*(a)	17,105
524	Surmodics, Inc.*	31,749
1,619	Syneos Health, Inc.*	83,735
274	Tabula Rasa HealthCare, Inc.*	20,682
1,127	Tactile Systems Technology, Inc.*(a)	63,382
1,711	Tandem Diabetes Care, Inc.*	62,999
582	Teladoc Health, Inc.*	36,346
1,656	Tenet Healthcare Corp.*	43,172
809	Tivity Health, Inc.*	33,137

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
2,798	TransEnterix, Inc.*(a)	$ 8,702
1,855	Triple-S Management Corp., Class B (Puerto Rico)*	35,393
316	Ultragenyx Pharmaceutical, Inc.*	16,960
298	US Physical Therapy, Inc.	35,459
136	Utah Medical Products, Inc.	12,905
3,781	Vanda Pharmaceuticals, Inc.*	94,676
863	Varex Imaging Corp.*	22,740
2,870	Veracyte, Inc.*	35,129
4,564	Vericel Corp.*	80,235
1,050	Vocera Communications, Inc.*	41,727
733	Wright Medical Group NV*	20,495
890	Xencor, Inc.*	37,389
510	XOMA Corp.*(a)	7,665
1,503	Zafgen, Inc.*	7,575
353	Zogenix, Inc.*	14,505

		7,005,770

Industrials – 14.7%
1,609	AAON, Inc.	61,062
774	AAR Corp.	33,816
980	ABM Industries, Inc.	31,046
2,548	Acacia Research Corp.*	8,103
1,926	ACCO Brands Corp.	15,639
911	Actuant Corp., Class A	23,322
968	Advanced Disposal Services, Inc.*	26,088
1,305	Advanced Drainage Systems, Inc.	35,587
944	Aegion Corp.*	18,030
1,403	Aerojet Rocketdyne Holdings, Inc.*	49,400
312	Aerovironment, Inc.*	23,899
399	Alamo Group, Inc.	33,041
365	Albany International Corp., Class A	26,411
248	Allegiant Travel Co.	33,334

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
804	Allied Motion Technologies, Inc.	$ 38,037
826	Altra Industrial Motion Corp.	26,060
261	American Woodmark Corp.*	17,458
1,017	Apogee Enterprises, Inc.	37,070
1,518	Applied Industrial Technologies, Inc.	99,019
1,230	ArcBest Corp.	49,520
1,373	ASGN, Inc.*	95,080
380	Astec Industries, Inc.	13,555
1,559	Atkore International Group, Inc.*	31,835
188	Atlas Air Worldwide Holdings, Inc.*	10,011
1,169	Avis Budget Group, Inc.*	34,240
1,663	Axon Enterprise, Inc.*	72,291
349	AZZ, Inc.	16,661
1,100	Barnes Group, Inc.	66,055
397	Barrett Business Services, Inc.	27,929
1,471	Beacon Roofing Supply, Inc.*	51,279
840	BG Staffing, Inc.	20,815
1,437	Blue Bird Corp.*	27,490
544	BlueLinx Holdings, Inc.*(a)	14,742
3,550	BMC Stock Holdings, Inc.*	60,385
1,588	Brady Corp., Class A	69,173
635	Briggs & Stratton Corp.	9,474
760	Brink’s Co. (The)	53,823
4,126	Builders FirstSource, Inc.*	55,825
1,414	Caesarstone Ltd.	22,129
1,245	Casella Waste Systems, Inc., Class A*	40,649
2,442	CBIZ, Inc.*	51,502
642	Chart Industries, Inc.*	40,806
773	Cimpress NV (Netherlands)*	93,270
935	Columbus McKinnon Corp.	32,538
1,526	Comfort Systems USA, Inc.	80,359
2,012	Commercial Vehicle Group, Inc.*	14,044

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
901	Continental Building Products, Inc.*	$ 25,751
2,892	Costamare, Inc. (Monaco)	15,328
1,281	Covanta Holding Corp.	21,213
525	Covenant Transportation Group, Inc., Class A*	11,959
659	CRA International, Inc.	32,126
484	CSW Industrials, Inc.*	25,637
488	Cubic Corp.	29,861
1,296	Daseke, Inc.*(a)	5,210
1,351	Deluxe Corp.	68,023
734	DMC Global, Inc.	26,718
637	Douglas Dynamics, Inc.	23,741
530	Ducommun, Inc.*	20,792
1,493	DXP Enterprises, Inc.*	54,091
638	Dycom Industries, Inc.*	42,274
673	Eastern Co. (The)	18,373
2,541	Echo Global Logistics, Inc.*	64,465
1,350	EMCOR Group, Inc.	98,361
453	Encore Wire Corp.	22,632
865	EnerSys	75,575
715	Engility Holdings, Inc.*	22,358
31	Ennis, Inc.	605
3,669	Enphase Energy, Inc.*(a)	19,813
353	EnPro Industries, Inc.	24,844
387	EnviroStar, Inc.(a)	13,700
666	ESCO Technologies, Inc.	46,806
1,647	Essendant, Inc.	20,818
528	Esterline Technologies Corp.*	62,689
856	Evoqua Water Technologies Corp.*	7,824
651	Exponent, Inc.	32,758
984	Federal Signal Corp.	23,085
688	Forrester Research, Inc.	32,157
1,251	Forward Air Corp.	81,665
1,177	Franklin Covey Co.*	27,883
719	Franklin Electric Co, Inc.	32,535
873	FreightCar America, Inc.*	8,328
878	FTI Consulting, Inc.*	61,679
4,320	FuelCell Energy, Inc.*	3,044

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
301	GATX Corp.	$ 25,137
885	Genco Shipping & Trading Ltd.*	7,390
534	Gencor Industries, Inc.*	6,050
1,129	Generac Holdings, Inc.*	64,263
937	General Finance Corp.*	12,790
641	Gibraltar Industries, Inc.*	23,179
511	Global Brass & Copper Holdings, Inc.	16,541
2,412	GMS, Inc.*	45,321
441	Gorman-Rupp Co. (The)	14,765
174	Graham Corp.	4,336
292	Granite Construction, Inc.	14,784
750	Greenbrier Cos, Inc. (The)	36,682
1,079	H&E Equipment Services, Inc.	23,900
1,498	Harsco Corp.*	40,071
1,563	Hawaiian Holdings, Inc.	62,739
1,350	Healthcare Services Group, Inc.	63,720
586	Heartland Express, Inc.	12,159
454	Heidrick & Struggles International, Inc.	16,644
770	Heritage-Crystal Clean, Inc.*	21,568
2,065	Herman Miller, Inc.	69,921
1,627	Hillenbrand, Inc.	72,092
1,361	HNI Corp.	52,467
1,358	Hub Group, Inc., Class A*	60,350
543	Hurco Cos, Inc.	20,748
669	Huron Consulting Group, Inc.*	37,243
292	Hyster-Yale Materials Handling, Inc.	19,117
729	ICF International, Inc.	51,052
1,032	IES Holdings, Inc.*	18,122
2,686	InnerWorkings, Inc.*	11,335
1,010	Insperity, Inc.	101,040
1,974	Interface, Inc.	31,979
819	JELD-WEN Holding, Inc.*	15,610
682	John Bean Technologies Corp.	56,292

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
495	Kadant, Inc.	$ 45,085
1,143	Kaman Corp.	64,888
2,078	KBR, Inc.	38,588
1,283	Kelly Services, Inc., Class A	29,406
1,347	Kennametal, Inc.	56,332
1,353	KeyW Holding Corp. (The)*	13,219
2,139	Kforce, Inc.	67,785
3,612	Kimball International, Inc., Class B	55,119
1,232	Knoll, Inc.	23,864
944	Korn/Ferry International	46,228
1,155	Kratos Defense & Security Solutions, Inc.*	15,361
781	Lawson Products, Inc.*	24,055
1,009	LB Foster Co., Class A*	19,524
248	Lindsay Corp.	25,088
1,091	LSC Communications, Inc.	10,932
481	Lydall, Inc.*	10,645
818	Manitex International, Inc.*	5,963
579	Marten Transport Ltd.	11,279
456	Masonite International Corp.*	24,474
1,022	MasTec, Inc.*	46,082
493	Matthews International Corp., Class A	20,770
842	Maxar Technologies Ltd.	13,944
289	McGrath RentCorp	15,441
1,814	Meritor, Inc.*	29,931
1,013	Milacron Holdings Corp.*	14,435
97	Miller Industries, Inc.	2,722
796	Mistras Group, Inc.*	13,683
518	Mobile Mini, Inc.	20,938
510	Moog, Inc., Class A	44,599
1,220	MRC Global, Inc.*	19,191
765	MSA Safety, Inc.	83,377
420	Mueller Industries, Inc.	10,004
978	Mueller Water Products, Inc., Class A	10,298
272	Multi-Color Corp.	12,077
434	MYR Group, Inc.*	13,584

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
185	National Presto Industries, Inc.	$ 23,769
1,384	Navigant Consulting, Inc.	35,458
426	Navistar International Corp.*	13,649
2,914	NCI Building Systems, Inc.*	33,074
2,373	Nexeo Solutions, Inc.*	23,089
620	Northwest Pipe Co.*	14,626
1,556	NOW, Inc.*	20,990
902	NV5 Global, Inc.*	66,198
352	Omega Flex, Inc.	19,501
2,502	Orion Group Holdings, Inc.*	10,909
270	PAM Transportation Services, Inc.*	13,948
360	Park-Ohio Holdings Corp.	12,982
534	Patrick Industries, Inc.*	21,210
2,358	PGT Innovations, Inc.*	45,439
1,165	PICO Holdings, Inc.*	11,359
1,924	Pitney Bowes, Inc.	16,239
612	Powell Industries, Inc.	18,709
369	Preformed Line Products Co.	23,675
867	Primoris Services Corp.	20,938
703	Proto Labs, Inc.*	90,469
687	Quad/Graphics, Inc.(a)	11,253
872	Quanex Building Products Corp.	13,769
4,541	Radiant Logistics, Inc.*	24,703
1,032	Raven Industries, Inc.	41,641
327	RBC Bearings, Inc.*	50,038
2,865	Resources Connection, Inc.	48,247
1,650	Rexnord Corp.*	46,711
1,109	Rush Enterprises, Inc., Class A	42,253
558	Rush Enterprises, Inc., Class B	21,589
4,394	Safe Bulkers, Inc. (Greece)*	8,744
414	Saia, Inc.*	24,968
1,207	Simpson Manufacturing Co., Inc.	70,609
1,428	SiteOne Landscape Supply, Inc.*	88,022
711	SkyWest, Inc.	41,010

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
842	SP Plus Corp.*	$ 25,521
1,164	Spartan Motors, Inc.	9,370
945	Sparton Corp.*	13,570
566	Spirit Airlines, Inc.*	36,292
778	SPX Corp.*	23,013
847	SPX FLOW, Inc.*	31,788
270	Standex International Corp.	21,519
3,417	Steelcase, Inc., Class A	55,355
131	Sterling Construction Co., Inc.*	1,686
345	Sun Hydraulics Corp.	14,380
1,395	Systemax, Inc.	38,907
960	Tennant Co.	57,456
1,322	Tetra Tech, Inc.	80,589
1,178	Titan Machinery, Inc.*	20,650
431	TPI Composites, Inc.*	11,719
1,905	Trex Co., Inc.*	121,406
1,091	TriMas Corp.*	31,672
824	TriNet Group, Inc.*	37,830
410	Triton International Ltd. (Bermuda)	13,973
2,565	TrueBlue, Inc.*	64,766
947	Tutor Perini Corp.*	17,624
1,034	Twin Disc, Inc.*	18,043
321	UniFirst Corp.	49,566
1,465	Universal Forest Products, Inc.	40,522
181	US Ecology, Inc.	12,610
981	USA Truck, Inc.*	20,120
773	Vectrus, Inc.*	18,730
1,412	Veritiv Corp.*	42,854
523	Viad Corp.	26,333
1,865	Vicor Corp.*	66,767
258	VSE Corp.	7,516
1,801	Wabash National Corp.	27,988
269	WageWorks, Inc.*	8,966
811	Watts Water Technologies, Inc., Class A	59,819
457	Werner Enterprises, Inc.	15,474
330	Wesco Aircraft Holdings, Inc.*	3,142

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
930	Willdan Group, Inc.*	$ 35,052
208	Willis Lease Finance Corp.*	7,663
690	Woodward, Inc.	57,739

		7,402,719

Information Technology – 13.3%
1,543	3D Systems Corp.*(a)	19,102
2,539	8x8, Inc.*	50,044
3,855	A10 Networks, Inc.*	24,286
369	Acacia Communications, Inc.*	15,823
1,321	ACI Worldwide, Inc.*	38,150
2,240	Adesto Technologies Corp.*(a)	11,894
1,597	ADTRAN, Inc.	19,883
1,083	Advanced Energy Industries, Inc.*	50,944
3,885	Aerohive Networks, Inc.*	14,219
992	Agilysys, Inc.*	16,358
885	Alarm.com Holdings, Inc.*	45,002
454	Altair Engineering, Inc., Class A*	14,669
413	Alteryx, Inc., Class A*	24,854
831	Ambarella, Inc.*	33,232
1,355	American Software, Inc., Class A	14,092
3,875	Amkor Technology, Inc.*	26,544
851	Anixter International, Inc.*	54,430
985	Appfolio, Inc., Class A*	60,371
475	Applied Optoelectronics, Inc.*(a)	9,780
983	Apptio, Inc., Class A*	37,511
2,192	Aquantia Corp.*	21,372
2,358	Avaya Holdings Corp.*	36,714
3,409	Avid Technology, Inc.*	21,954
1,345	AVX Corp.	22,179
903	Axcelis Technologies, Inc.*	17,988
899	Badger Meter, Inc.	49,895
665	Bel Fuse, Inc., Class B	14,969
586	Belden, Inc.	32,687
1,372	Benchmark Electronics, Inc.	32,708

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
590	Blackbaud, Inc.	$ 43,218
227	Blackline, Inc.*	9,731
573	Bottomline Technologies de, Inc.*	31,555
3,063	Box, Inc., Class A*	57,554
3,476	Brightcove, Inc.*	24,958
1,371	Brooks Automation, Inc.	41,624
726	Cabot Microelectronics Corp.	78,030
649	CACI International, Inc., Class A*	107,027
896	CalAmp Corp.*	15,859
4,153	Calix, Inc.*	40,076
1,267	Carbonite, Inc.*	35,894
1,051	Cardtronics PLC, Class A*	34,094
1,511	Casa Systems, Inc.*	23,496
276	Cass Information Systems, Inc.	18,219
116	CEVA, Inc.*	3,015
1,772	ChannelAdvisor Corp.*	19,049
3,184	Ciena Corp.*	103,862
2,298	Cirrus Logic, Inc.*	86,037
1,437	Cision Ltd*	17,991
1,312	Clearfield, Inc.*(a)	16,190
1,395	Cloudera, Inc.*	17,214
1,739	Cohu, Inc.	34,084
1,159	CommVault Systems, Inc.*	68,311
784	Comtech Telecommunications Corp.	20,023
1,811	Control4 Corp.*	39,425
855	Cornerstone OnDemand, Inc.*	46,700
619	Coupa Software, Inc.*	39,882
8	Cray, Inc.*	210
1,786	Cree, Inc.*	78,834
1,216	CSG Systems International, Inc.	42,645
742	CTS Corp.	21,525
2,861	Daktronics, Inc.	25,606
1,665	Digi International, Inc.*	19,714
1,508	Diodes, Inc.*	52,524
212	Ebix, Inc.	10,011

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
2,186	eGain Corp.*	$ 16,242
1,996	Electro Scientific Industries, Inc.*	58,682
944	Electronics For Imaging, Inc.*	26,130
451	Ellie Mae, Inc.*	30,339
3,305	Entegris, Inc.	97,167
510	Envestnet, Inc.*	27,866
478	ePlus, Inc.*	39,077
779	Everbridge, Inc.*	42,666
1,908	Everi Holdings, Inc.*	12,822
1,709	EVERTEC, Inc. (Puerto Rico)	46,707
2,178	Exela Technologies, Inc.*	9,888
685	ExlService Holdings, Inc.*	39,703
5,813	Extreme Networks, Inc.*	38,250
547	Fabrinet (Thailand)*	28,843
625	FARO Technologies, Inc.*	31,075
999	Finisar Corp.*	23,327
3,759	Fitbit, Inc., Class A*	20,712
1,584	Five9, Inc.*	67,922
761	ForeScout Technologies, Inc.*	20,661
1,574	FormFactor, Inc.*	25,955
554	GTT Communications, Inc.*(a)	18,648
2,458	Hackett Group, Inc. (The)	43,384
1,950	Hortonworks, Inc.*	31,395
777	HubSpot, Inc.*	108,026
762	Ichor Holdings Ltd.*(a)	13,868
773	II-VI, Inc.*	28,926
592	Imperva, Inc.*	32,862
1,301	Impinj, Inc.*	27,633
1,920	Infinera Corp.*	8,275
3,931	Information Services Group, Inc.*	16,314
650	Insight Enterprises, Inc.*	28,977
1,503	Instructure, Inc.*	56,768
2,551	Integrated Device Technology, Inc.*	122,295
618	InterDigital, Inc.	46,511

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
2,886	Iteris, Inc.*	$ 13,189
694	Itron, Inc.*	37,587
886	j2 Global, Inc.	65,396
1,892	KEMET Corp.	38,748
1,459	Kimball Electronics, Inc.*	25,737
1,623	Knowles Corp.*	24,735
1,894	KVH Industries, Inc.*	21,345
568	Lattice Semiconductor Corp.*	3,328
2,336	LivePerson, Inc.*	44,080
1,728	LiveRamp Holdings, Inc.*	81,734
727	Lumentum Holdings, Inc.*	32,330
948	ManTech International Corp., Class A	53,372
1,645	MAXIMUS, Inc.	116,992
1,210	MaxLinear, Inc.*	24,684
114	Mesa Laboratories, Inc.	25,233
949	Methode Electronics, Inc.	28,755
322	MicroStrategy, Inc., Class A*	41,744
781	MINDBODY, Inc., Class A*	21,681
1,992	Mitek Systems, Inc.*	19,063
5,365	MobileIron, Inc.*	26,074
1,016	Model N, Inc.*	13,950
517	MTS Systems Corp.	26,600
1,422	Nanometrics, Inc.*	45,675
1,444	Napco Security Technologies, Inc.*	23,884
695	NETGEAR, Inc.*	38,503
2,020	NetScout Systems, Inc.*	54,096
1,014	New Relic, Inc.*	88,411
2,328	NIC, Inc.	30,264
736	Novanta, Inc.*	47,788
188	NVE Corp.	17,962
2,728	Oclaro, Inc.*	22,015
1,172	OneSpan, Inc.*	19,889
384	OSI Systems, Inc.*	27,802
1,412	PAR Technology Corp.*	28,056
569	Park Electrochemical Corp.	10,134
209	Paylocity Holding Corp.*	14,020
1,403	PC Connection, Inc.	43,970
1,939	Perficient, Inc.*	49,076

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
2,586	Perspecta, Inc.	$ 54,590
1,886	PFSweb, Inc.*	11,599
1,598	Photronics, Inc.*	15,501
1,036	Plantronics, Inc.	47,418
992	Plexus Corp.*	60,552
577	Power Integrations, Inc.	36,559
776	Presidio, Inc.	10,926
2,558	PRGX Global, Inc.*	23,866
1,282	Progress Software Corp.	45,075
625	PROS Holdings, Inc.*	20,106
806	Q2 Holdings, Inc.*	43,758
634	QAD, Inc., Class A	26,901
553	Qualys, Inc.*	43,554
1,165	Quantenna Communications, Inc.*	17,452
4,056	Rambus, Inc.*	35,368
1,127	Rapid7, Inc.*	35,839
4,996	Ribbon Communications, Inc.*	26,679
374	Rogers Corp.*	48,119
1,601	Rudolph Technologies, Inc.*	33,973
410	SailPoint Technologies Holding, Inc.*	10,672
1,649	Sanmina Corp.*	44,589
782	ScanSource, Inc.*	29,747
1,091	Science Applications International Corp.	75,846
963	Semtech Corp.*	51,366
271	ShotSpotter, Inc.*(a)	10,322
672	Silicon Laboratories, Inc.*	59,385
932	SMART Global Holdings, Inc.*	31,958
313	SPS Commerce, Inc.*	26,677
796	Stratasys Ltd.*	17,026
1,737	Sykes Enterprises, Inc.*	47,976
1,267	Synaptics, Inc.*	48,729
709	SYNNEX Corp.	57,245
533	Tech Data Corp.*	47,943
2,237	Telaria, Inc.*	6,711
465	Telenav, Inc.*	1,944
2,364	TiVo Corp.	23,404

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
375	Trade Desk, Inc. (The), Class A*	$ 53,419
3,205	Travelport Worldwide Ltd.	48,972
887	TTEC Holdings, Inc.	25,945
2,616	TTM Technologies, Inc.*	31,104
346	Tucows, Inc., Class A*(a)	20,082
1,106	Ultra Clean Holdings, Inc.*	10,396
2,185	Unisys Corp.*	29,541
511	Upland Software, Inc.*	14,349
1,301	Varonis Systems, Inc.*	75,341
1,365	Verint Systems, Inc.*	62,012
460	ViaSat, Inc.*(a)	31,804
2,175	Viavi Solutions, Inc.*	22,055
588	Virtusa Corp.*	26,066
3,535	Vishay Intertechnology, Inc.	73,705
898	Vishay Precision Group, Inc.*	30,469
1,939	Workiva, Inc.*	72,538
1,402	Xperi Corp.	19,768
1,900	Yext, Inc.*	27,588
4,302	Zix Corp.*	28,651

		6,724,839

Materials – 3.6%
575	AdvanSix, Inc.*	16,508
2,548	AgroFresh Solutions, Inc.*(a)	10,727
3,243	AK Steel Holding Corp.*(a)	9,988
1,137	Allegheny Technologies, Inc.*	29,858
1,672	American Vanguard Corp.	27,956
493	Balchem Corp.	42,743
1,773	Boise Cascade Co.	47,126
667	Carpenter Technology Corp.	28,734
1,169	Century Aluminum Co.*	10,498
582	Chase Corp.	65,574
5,174	Cleveland-Cliffs, Inc.*	48,015
2,154	Coeur Mining, Inc.*	8,508
1,437	Commercial Metals Co.	27,691
259	Compass Minerals International, Inc.	12,976
1,598	Ferro Corp.*	30,841

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
657	Forterra, Inc.*(a)	$ 3,219
872	FutureFuel Corp.	15,059
1,632	GCP Applied Technologies, Inc.*	44,554
4,948	Gold Resource Corp.	18,901
434	Greif, Inc., Class A	22,251
66	Greif, Inc., Class B	3,484
165	Haynes International, Inc.	5,440
788	HB Fuller Co.	38,013
7,091	Hecla Mining Co.	16,877
1,245	Ingevity Corp.*	122,022
464	Innophos Holdings, Inc.	12,871
683	Innospec, Inc.	50,364
1,213	Intrepid Potash, Inc.*	4,027
261	Kaiser Aluminum Corp.	25,508
60	Koppers Holdings, Inc.*	1,118
763	Kraton Corp.*	19,991
667	Kronos Worldwide, Inc.	8,251
3,834	Louisiana-Pacific Corp.	87,645
6,148	Marrone Bio Innovations, Inc.*	9,345
865	Materion Corp.	45,741
706	Minerals Technologies, Inc.	39,734
3,075	Myers Industries, Inc.	50,737
284	Neenah, Inc.	19,562
1,116	Olympic Steel, Inc.	20,490
2,124	OMNOVA Solutions, Inc.*	17,311
2,291	PolyOne Corp.	77,023
540	Quaker Chemical Corp.	111,370
972	Rayonier Advanced Materials, Inc.	14,337
1,940	Ryerson Holding Corp.*	15,889
1,434	Schnitzer Steel Industries, Inc., Class A	40,166
621	Schweitzer-Mauduit International, Inc.	17,705
772	Sensient Technologies Corp.	49,609
609	Stepan Co.	49,219
1,282	Summit Materials, Inc., Class A*	18,589
2,360	SunCoke Energy, Inc.*	23,034

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
542	Synalloy Corp.	$ 8,732
796	TimkenSteel Corp.*	8,788
857	Trecora Resources*	7,970
1,083	Trinseo SA	54,724
2,291	Tronox Ltd., Class A	24,239
783	UFP Technologies, Inc.*	28,415
238	United States Lime & Minerals, Inc.	17,774
456	Universal Stainless & Alloy Products, Inc.*	8,924
304	US Concrete, Inc.*	11,956
2,660	Valhi, Inc.	5,453
1,230	Verso Corp., Class A*	31,021
2,684	Warrior Met Coal, Inc.	63,611
785	Worthington Industries, Inc.	32,515

		1,841,321

Real Estate – 7.0%
850	Acadia Realty Trust REIT	24,370
495	Agree Realty Corp. REIT	29,487
1,280	Alexander & Baldwin, Inc. REIT*	26,534
49	Alexander’s, Inc. REIT	15,218
1,236	Altisource Portfolio Solutions SA*	29,343
663	American Assets Trust, Inc. REIT	27,594
872	Armada Hoffler Properties, Inc. REIT	13,263
5,525	Ashford Hospitality Trust, Inc. REIT	27,349
3,162	Braemar Hotels & Resorts, Inc. REIT	30,039
1,024	BRT Apartments Corp. REIT	11,684
1,722	CareTrust REIT, Inc. REIT	34,474
1,079	CatchMark Timber Trust, Inc., Class A REIT	8,945
6,257	CBL & Associates Properties, Inc. REIT(a)	16,331
5,610	Cedar Realty Trust, Inc. REIT	20,140

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
1,869	Chatham Lodging Trust REIT	$ 37,361
2,075	Chesapeake Lodging Trust REIT	61,358
987	City Office REIT, Inc. REIT	10,798
357	Clipper Realty, Inc. REIT	4,605
691	Community Healthcare Trust, Inc. REIT	21,794
428	Consolidated-Tomoka Land Co.	24,833
3,097	CoreCivic, Inc. REIT	67,979
754	CorEnergy Infrastructure Trust, Inc. REIT	27,333
1,382	CorePoint Lodging, Inc. REIT	19,445
12,648	Cousins Properties, Inc. REIT	106,876
5,456	DiamondRock Hospitality Co. REIT	57,506
943	Easterly Government Properties, Inc. REIT	17,181
674	EastGroup Properties, Inc. REIT	67,413
1,943	First Industrial Realty Trust, Inc. REIT	62,293
1,277	Forestar Group, Inc.*	20,483
1,761	Four Corners Property Trust, Inc. REIT	48,850
1,602	Franklin Street Properties Corp. REIT	12,335
1,674	Front Yard Residential Corp. REIT	15,083
432	FRP Holdings, Inc.*	20,226
2,933	GEO Group, Inc. (The) REIT	68,163
980	Getty Realty Corp. REIT	29,978
1,086	Gladstone Commercial Corp. REIT	20,786
639	Global Net Lease, Inc. REIT	12,901
1,191	Government Properties Income Trust REIT	10,481

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
856	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	$ 19,560
1,804	Healthcare Realty Trust, Inc. REIT	55,924
1,788	Hersha Hospitality Trust REIT	34,151
1,392	HFF, Inc., Class A	56,237
2,077	Independence Realty Trust, Inc. REIT	20,978
822	Industrial Logistics Properties Trust REIT	17,320
2,207	InfraREIT, Inc. REIT	50,540
319	Innovative Industrial Properties, Inc. REIT	15,743
2,239	iStar, Inc. REIT	23,913
754	Jernigan Capital, Inc. REIT	16,121
1,587	Kennedy-Wilson Holdings, Inc.	31,089
2,080	Kite Realty Group Trust REIT	34,341
3,540	LaSalle Hotel Properties REIT(a)	113,492
3,009	Lexington Realty Trust REIT	26,419
718	LTC Properties, Inc. REIT	33,344
2,047	Mack-Cali Realty Corp. REIT	44,338
2,408	Marcus & Millichap, Inc.*	87,868
542	Maui Land & Pineapple Co., Inc.*	6,249
1,060	MedEquities Realty Trust, Inc. REIT	7,250
1,635	Monmouth Real Estate Investment Corp. REIT	22,776
783	National Health Investors, Inc. REIT	61,058
2,059	National Storage Affiliates Trust REIT	57,590
2,389	New Senior Investment Group, Inc. REIT	12,686
399	Newmark Group, Inc., Class A	3,352

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
809	NexPoint Residential Trust, Inc. REIT	$ 29,520
1,572	NorthStar Realty Europe Corp. REIT	25,718
510	One Liberty Properties, Inc. REIT	13,474
1,738	Pebblebrook Hotel Trust REIT(a)	60,691
3,269	Pennsylvania Real Estate Investment Trust REIT	26,773
2,300	Physicians Realty Trust REIT	40,963
1,283	Piedmont Office Realty Trust, Inc., Class A REIT	23,774
1,902	PotlatchDeltic Corp. REIT	70,564
1,585	Preferred Apartment Communities, Inc., Class A REIT	23,712
458	PS Business Parks, Inc. REIT	64,587
888	QTS Realty Trust, Inc., Class A REIT	36,044
1,218	RE/MAX Holdings, Inc., Class A	40,157
5,954	Redfin Corp.*(a)	100,980
1,207	Retail Opportunity Investments Corp. REIT	21,847
1,272	Rexford Industrial Realty, Inc. REIT	41,518
4,057	RLJ Lodging Trust REIT	82,519
852	RMR Group, Inc. (The), Class A	55,073
2,767	RPT Realty REIT	39,540
1,068	Ryman Hospitality Properties, Inc. REIT	79,149
4,071	Sabra Health Care REIT, Inc. REIT	78,530
225	Saul Centers, Inc. REIT	11,846
1,113	Select Income REIT	21,481
579	Seritage Growth Properties, Class A REIT(a)	21,967
678	St Joe Co. (The)*(a)	10,170

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
1,581	STAG Industrial, Inc. REIT	$ 42,355
3,670	Summit Hotel Properties, Inc. REIT	40,921
6,753	Sunstone Hotel Investors, Inc. REIT	103,051
1,875	Tanger Factory Outlet Centers, Inc. REIT	44,344
301	Tejon Ranch Co.*	5,439
1,048	Terreno Realty Corp. REIT	40,882
1,319	Tier REIT, Inc. REIT	31,049
1,260	UMH Properties, Inc. REIT	16,418
345	Universal Health Realty Income Trust REIT	24,222
1,415	Urban Edge Properties REIT	28,215
647	Urstadt Biddle Properties, Inc., Class A REIT	13,315
4,479	Washington Prime Group, Inc. REIT	27,994
1,197	Washington Real Estate Investment Trust REIT	32,271
918	Whitestone REIT	12,925
2,821	Xenia Hotels & Resorts, Inc. REIT	57,323

		3,554,492

Utilities – 3.9%
1,310	ALLETE, Inc.	106,608
1,257	American States Water Co.	84,320
1,350	AquaVenture Holdings Ltd.*	25,353
307	Artesian Resources Corp., Class A	11,163
13,747	Atlantic Power Corp.*	30,106
1,557	Avista Corp.	80,995
1,404	Black Hills Corp.	92,959
782	Cadiz, Inc.*(a)	8,469
930	California Water Service Group	42,520
494	Chesapeake Utilities Corp.	42,504
3,351	Clearway Energy, Inc., Class A	60,419
3,902	Clearway Energy, Inc., Class C	71,251

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
214	Connecticut Water Service, Inc.	$ 14,890
1,770	Consolidated Water Co. Ltd. (Cayman Islands)	21,930
979	El Paso Electric Co.	54,188
1,160	IDACORP, Inc.	113,958
846	MGE Energy, Inc.	55,912
1,900	New Jersey Resources Corp.	92,207
622	Northwest Natural Holding Co.	41,257
1,239	NorthWestern Corp.	79,246
1,201	ONE Gas, Inc.	102,193
1,167	Ormat Technologies, Inc.	65,457
1,021	Otter Tail Corp.	49,947
1,748	Pattern Energy Group, Inc., Class A	36,166
2,012	PNM Resources, Inc.	86,959
2,228	Portland General Electric Co.	107,278
1,841	Pure Cycle Corp.*	19,330
633	RGC Resources, Inc.	17,464
457	SJW Group	25,610
1,650	South Jersey Industries, Inc.	51,480
1,154	Southwest Gas Holdings, Inc.	90,901
1,402	Spark Energy, Inc., Class A	12,744
1,059	Spire, Inc.	83,566
2,362	TerraForm Power, Inc., Class A	27,163
592	Unitil Corp.	30,014
472	York Water Co. (The)	15,633

		1,952,160

TOTAL COMMON STOCKS (Cost $51,009,105)		$49,559,110

Exchange Traded Fund – 0.3%
1,035	iShares Russell 2000 ETF
(Cost $163,714)		$ 157,962

Units	Description	Expiration Month	Value
Rights – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)		$ 40
Health Care – 0.0%
1,313	Corium International, Inc.*		236
50	XOMA Corp.*	12/18	—
Materials – 0.0%
562	A Schulman, Inc. CVR*(b)		1,073

TOTAL RIGHTS (Cost $1,891)			$ 1,349

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $51,174,710)			$49,718,421

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle – 2.3%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,170,999	2.131%		$ 1,170,999
(Cost $1,170,999)

TOTAL INVESTMENTS – 100.8% (Cost $52,345,709)			$50,889,420

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(418,050)

NET ASSETS – 100.0%			$50,471,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$1,464,426	$—	$(293,427)	$1,170,999

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$25,789	$—	$—
Asia	40,292	—	—
Europe	141,332	—	—
North America	49,509,659	236	1,113
Securities Lending Reinvestment Vehicle	1,170,999	—	—
Total	$50,888,071	$236	$1,113

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Communication Services – 22.0%
2,029	Alphabet, Inc., Class A*	$ 2,251,480
70,129	AT&T, Inc.	2,190,830
6,670	Charter Communications, Inc., Class A*	2,195,764
55,879	Comcast Corp., Class A	2,179,840
14,835	Facebook, Inc., Class A*	2,085,949
25,942	Liberty Broadband Corp., Class C*	2,201,179
7,463	Netflix, Inc.*	2,135,388
26,633	Nexstar Media Group, Inc., Class A	2,200,951
20,077	Take-Two Interactive Software, Inc.*	2,201,845
31,410	T-Mobile US, Inc.*	2,150,014
44,641	Twenty-First Century Fox, Inc., Class A	2,208,390

		24,001,630

Consumer Discretionary – 14.3%
14,222	Alibaba Group Holding Ltd. ADR (China)*	2,287,751
1,338	Amazon.com, Inc.*	2,261,448
1,133	Booking Holdings, Inc.*	2,143,500
262,210	Caesars Entertainment Corp.*	2,234,029
60,734	General Motors Co.	2,304,855
30,102	Hilton Worldwide Holdings, Inc.	2,273,905
77,215	LKQ Corp.*	2,149,666

		15,655,154

Energy – 2.0%
36,475	Cheniere Energy, Inc.*	2,229,352

Financials – 12.2%
84,237	Ally Financial, Inc.	2,247,443
78,634	Bank of America Corp.	2,233,206
9,904	Berkshire Hathaway, Inc., Class B*	2,161,449

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
33,695	Citigroup, Inc.	$ 2,183,099
19,935	JPMorgan Chase & Co.	2,216,573
41,029	Wells Fargo & Co.	2,227,054

		13,268,824

Health Care – 10.8%
13,566	Allergan PLC	2,124,436
7,638	Anthem, Inc.	2,215,555
8,515	CVS Health Corp.	682,903
22,177	Express Scripts Holding Co.*	2,250,300
18,224	IQVIA Holdings, Inc.*	2,279,276
8,076	UnitedHealth Group, Inc.	2,272,263

		11,824,733

Industrials – 6.2%
6,207	Boeing Co. (The)	2,152,339
37,917	Delta Air Lines, Inc.	2,301,941
6,294	TransDigm Group, Inc.*	2,276,351

		6,730,631

Information Technology – 26.5%
9,097	Adobe, Inc.*	2,282,346
11,454	Apple, Inc.	2,045,455
16,531	Autodesk, Inc.*	2,388,730
135,763	Avaya Holdings Corp.*	2,113,830
20,244	Dell Technologies, Inc., Class V*	2,135,337
10,830	Mastercard, Inc., Class A	2,177,588
20,383	Microsoft Corp.	2,260,271
26,067	NXP Semiconductors NV (Netherlands)	2,173,206
25,457	PayPal Holdings, Inc.*	2,184,465
16,541	salesforce.com, Inc.*	2,361,393
12,783	ServiceNow, Inc.*	2,368,306
15,339	Visa, Inc., Class A	2,173,690
25,869	Worldpay, Inc., Class A*	2,219,819

		28,884,436

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.0%
36,902	DowDuPont, Inc.	$ 2,134,781

Utilities – 3.9%
83,612	PG&E Corp.*	2,205,684
89,712	Vistra Energy Corp.*	2,106,438

		4,312,122

TOTAL INVESTMENTS – 99.9% (Cost $106,040,929)		$109,041,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		85,941

NET ASSETS – 100.0%		$109,127,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018

Goldman Sachs Financial Square Government Fund - Institutional Shares	$977,928	$—	$(977,928)	$—

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,287,751	$—	$—
Europe	2,173,206	—	—
North America	104,580,706	—	—
Total	$109,041,663	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Communication Services – 4.0%
2,382	Activision Blizzard, Inc.	$ 118,814
143	Alphabet, Inc., Class A*	158,680
4,942	AT&T, Inc.	154,388
2,648	CBS Corp., Class B	143,469
7,235	CenturyLink, Inc.	136,018
477	Charter Communications, Inc., Class A*	157,029
4,055	Comcast Corp., Class A	158,186
1,659	Electronic Arts, Inc.*	139,472
1,021	Facebook, Inc., Class A*	143,563
799	IAC/InterActiveCorp*	142,190
6,528	Interpublic Group of Cos., Inc. (The)	153,408
1,844	Liberty Broadband Corp., Class C*	156,463
492	Netflix, Inc.*	140,776
2,021	Omnicom Group, Inc.	155,556
1,237	Take-Two Interactive Software, Inc.*	135,662
2,225	T-Mobile US, Inc.*	152,301
3,245	Twenty-First Century Fox, Inc., Class A	160,530
4,445	Twitter, Inc.*	139,795
2,675	Verizon Communications, Inc.	161,303
4,700	Viacom, Inc., Class B	145,042
1,311	Walt Disney Co. (The)	151,407

		3,104,052

Consumer Discretionary – 10.4%
910	Advance Auto Parts, Inc.	161,716
93	Amazon.com, Inc.*	157,186
4,316	Aramark	164,267
196	AutoZone, Inc.*	158,578
2,135	Best Buy Co., Inc.	137,900
79	Booking Holdings, Inc.*	149,458
889	Burlington Stores, Inc.*	147,361
2,172	CarMax, Inc.*	143,504
2,673	Carnival Corp.	161,155
323	Chipotle Mexican Grill, Inc.*	152,847

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,383	Darden Restaurants, Inc.	$ 152,877
1,338	Dollar General Corp.	148,505
1,777	Dollar Tree, Inc.*	154,190
580	Domino’s Pizza, Inc.	160,846
4,082	DR Horton, Inc.	151,932
5,109	eBay, Inc.*	152,504
1,224	Expedia Group, Inc.	147,847
16,039	Ford Motor Co.	150,927
4,196	General Motors Co.	159,238
1,552	Genuine Parts Co.	160,958
1,679	GrubHub, Inc.*	131,449
1,548	Hasbro, Inc.	140,868
2,168	Hilton Worldwide Holdings, Inc.	163,771
841	Home Depot, Inc. (The)	151,649
1,907	Kohl’s Corp.	128,093
2,762	Las Vegas Sands Corp.	151,744
1,102	Lear Corp.	150,147
3,479	Lennar Corp., Class A	148,658
5,490	LKQ Corp.*	152,842
1,569	Lowe’s Cos., Inc.	148,067
4,132	Macy’s, Inc.	141,397
1,336	Marriott International, Inc., Class A	153,680
838	McDonald’s Corp.	157,971
5,588	MGM Resorts International	150,652
1,999	NIKE, Inc., Class B	150,165
3,286	Norwegian Cruise Line Holdings Ltd.*	168,638
459	O’Reilly Automotive, Inc.*	159,172
1,222	PVH Corp.	135,043
6,453	Qurate Retail, Inc.*	143,386
1,508	Ross Stores, Inc.	132,101
1,442	Royal Caribbean Cruises Ltd.	163,047
2,318	Starbucks Corp.	154,657
3,604	Tapestry, Inc.	140,304
1,788	Target Corp.	126,876
449	Tesla, Inc.*	157,365
1,328	Tiffany & Co.	120,848
2,794	TJX Cos., Inc. (The)	136,487

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,642	Tractor Supply Co.	$ 156,203
524	Ulta Beauty, Inc.*	156,042
591	Vail Resorts, Inc.	164,995
1,791	VF Corp.	145,590
1,395	Wynn Resorts Ltd.	152,613
1,741	Yum! Brands, Inc.	160,555

		7,968,871

Consumer Staples – 6.3%
2,359	Altria Group, Inc.	129,344
3,233	Archer-Daniels-Midland Co.	148,783
3,144	Brown-Forman Corp., Class B	150,032
2,417	Bunge Ltd.	137,938
2,254	Church & Dwight Co., Inc.	149,192
968	Clorox Co. (The)	160,320
3,115	Coca-Cola Co. (The)	156,996
2,528	Colgate-Palmolive Co.	160,578
4,365	Conagra Brands, Inc.	141,164
750	Constellation Brands, Inc., Class A	146,820
646	Costco Wholesale Corp.	149,407
1,074	Estee Lauder Cos., Inc. (The), Class A	153,217
3,492	General Mills, Inc.	147,746
1,421	Hershey Co. (The)	153,894
3,471	Hormel Foods Corp.	156,507
1,392	JM Smucker Co. (The)	145,478
2,377	Kellogg Co.	151,296
1,430	Kimberly-Clark Corp.	164,979
2,863	Kraft Heinz Co. (The)	146,357
4,963	Kroger Co. (The)	147,203
1,906	Lamb Weston Holdings, Inc.	146,190
1,030	McCormick & Co., Inc.	154,500
2,443	Molson Coors Brewing Co., Class B	160,676
3,522	Mondelez International, Inc., Class A	158,420
2,793	Monster Beverage Corp.*	166,686
1,328	PepsiCo, Inc.	161,936

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
1,723	Philip Morris International, Inc.	$ 149,091
1,672	Procter & Gamble Co. (The)	158,021
2,374	Sysco Corp.	160,008
2,467	Tyson Foods, Inc., Class A	145,430
1,898	Walgreens Boots Alliance, Inc.	160,704
1,480	Walmart, Inc.	144,522

		4,863,435

Energy – 5.4%
2,794	Anadarko Petroleum Corp.	147,803
4,098	Apache Corp.	143,963
5,634	Baker Hughes a GE Co.	128,568
5,933	Cabot Oil & Gas Corp.	149,274
2,543	Cheniere Energy, Inc.*	155,428
1,287	Chevron Corp.	153,076
1,840	Cimarex Energy Co.	150,843
1,082	Concho Resources, Inc.*	141,028
2,202	ConocoPhillips	145,728
4,646	Devon Energy Corp.	125,581
1,349	Diamondback Energy, Inc.	148,903
1,426	EOG Resources, Inc.	147,320
4,369	EQT Corp.	81,744
3,496	Equitrans Midstream Corp.*	78,031
1,866	Exxon Mobil Corp.	148,347
4,278	Halliburton Co.	134,458
2,608	Hess Corp.	140,545
2,336	HollyFrontier Corp.	145,930
8,769	Kinder Morgan, Inc.	149,687
8,348	Marathon Oil Corp.	139,328
4,150	National Oilwell Varco, Inc.	133,256
5,661	Noble Energy, Inc.	134,392
2,086	Occidental Petroleum Corp.	146,583
2,403	ONEOK, Inc.	147,616
1,516	Phillips 66	141,776
1,030	Pioneer Natural Resources Co.	152,183
2,939	Schlumberger Ltd.	132,549

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
2,963	Targa Resources Corp.	$ 132,239
1,677	Valero Energy Corp.	133,992
5,945	Williams Cos., Inc. (The)	150,527

		4,160,698

Financials – 13.9%
3,478	Aflac, Inc.	159,084
243	Alleghany Corp.	153,340
1,681	Allstate Corp. (The)	149,928
5,905	Ally Financial, Inc.	157,546
1,457	American Express Co.	163,577
3,408	American International Group, Inc.	147,396
1,200	Ameriprise Financial, Inc.	155,700
15,378	Annaly Capital Management, Inc. REIT	154,395
958	Aon PLC	158,175
5,488	Arch Capital Group Ltd.*	157,067
2,018	Arthur J Gallagher & Co.	155,527
5,424	Bank of America Corp.	154,042
3,167	Bank of New York Mellon Corp. (The)	162,499
3,062	BB&T Corp.	156,468
700	Berkshire Hathaway, Inc., Class B*	152,768
370	BlackRock, Inc.	158,364
1,716	Capital One Financial Corp.	153,891
1,361	Cboe Global Markets, Inc.	146,471
3,204	Charles Schwab Corp. (The)	143,539
1,173	Chubb Ltd.	156,877
1,909	Cincinnati Financial Corp.	156,023
2,295	Citigroup, Inc.	148,693
4,055	Citizens Financial Group, Inc.	147,440
820	CME Group, Inc.	155,866
1,828	Comerica, Inc.	144,741
2,200	Discover Financial Services	156,860
2,920	E*TRADE Financial Corp.	152,687
684	Everest Re Group Ltd.	151,903
5,469	Fifth Third Bancorp	152,749
1,641	First Republic Bank	162,705

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
4,899	Franklin Resources, Inc.	$ 166,027
671	Goldman Sachs Group, Inc. (The)(a)	127,953
3,317	Hartford Financial Services Group, Inc. (The)	146,578
10,488	Huntington Bancshares, Inc.	153,020
1,960	Intercontinental Exchange, Inc.	160,171
7,051	Invesco Ltd.	143,488
1,396	JPMorgan Chase & Co.	155,221
8,231	KeyCorp	150,957
6,379	KKR & Co., Inc., Class A	146,207
2,371	Lincoln National Corp.	149,302
3,090	Loews Corp.	148,505
932	M&T Bank Corp.	157,517
138	Markel Corp.*	157,891
1,772	Marsh & McLennan Cos., Inc.	157,176
3,430	MetLife, Inc.	153,081
1,016	Moody’s Corp.	161,615
3,347	Morgan Stanley	148,573
1,035	MSCI, Inc.	162,588
1,708	Nasdaq, Inc.	155,975
1,597	Northern Trust Corp.	158,470
1,162	PNC Financial Services Group, Inc. (The)	157,776
3,169	Principal Financial Group, Inc.	156,295
2,193	Progressive Corp. (The)	145,374
1,555	Prudential Financial, Inc.	145,797
1,901	Raymond James Financial, Inc.	151,567
8,675	Regions Financial Corp.	142,704
1,050	Reinsurance Group of America, Inc.	156,849
834	S&P Global, Inc.	152,505
2,125	State Street Corp.	155,168
2,449	SunTrust Banks, Inc.	153,528
620	SVB Financial Group*	157,982
5,694	Synchrony Financial	147,930
1,544	T Rowe Price Group, Inc.	153,412

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,931	TD Ameritrade Holding Corp.	$ 157,717
1,190	Travelers Cos., Inc. (The)	155,140
2,906	US Bancorp	158,261
2,858	Wells Fargo & Co.	155,132
990	Willis Towers Watson PLC	157,856
3,111	Zions Bancorporation	151,381

		10,599,010

Health Care – 13.5%
2,156	Abbott Laboratories	159,652
1,829	AbbVie, Inc.	172,420
393	ABIOMED, Inc.*	130,743
2,319	Agilent Technologies, Inc.	167,780
1,242	Alexion Pharmaceuticals, Inc.*	152,952
667	Align Technology, Inc.*	153,337
926	Allergan PLC	145,012
1,822	AmerisourceBergen Corp.	161,976
802	Amgen, Inc.	167,016
563	Anthem, Inc.	163,309
2,413	Baxter International, Inc.	165,411
636	Becton Dickinson and Co.	160,749
477	Biogen, Inc.*	159,184
1,584	BioMarin Pharmaceutical, Inc.*	152,111
4,153	Boston Scientific Corp.*	156,443
2,980	Bristol-Myers Squibb Co.	159,311
2,913	Cardinal Health, Inc.	159,720
2,037	Celgene Corp.*	147,112
1,169	Centene Corp.*	166,290
2,657	Cerner Corp.*	153,867
714	Cigna Corp.	159,493
589	Cooper Cos., Inc. (The)	164,231
2,584	CVS Health Corp.	207,237
1,512	Danaher Corp.	165,624
2,209	DaVita, Inc.*	145,927
4,309	DENTSPLY SIRONA, Inc.	162,794
1,151	DexCom, Inc.*	149,158
1,002	Edwards Lifesciences Corp.*	162,334
1,444	Eli Lilly & Co.	171,316

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
1,558	Express Scripts Holding Co.*	$ 158,090
2,175	Gilead Sciences, Inc.	156,469
1,131	HCA Healthcare, Inc.	162,853
1,832	Henry Schein, Inc.*	163,414
3,781	Hologic, Inc.*	167,914
461	Humana, Inc.	151,886
756	IDEXX Laboratories, Inc.*	154,043
474	Illumina, Inc.*	159,975
2,233	Incyte Corp.*	143,470
295	Intuitive Surgical, Inc.*	156,607
1,250	IQVIA Holdings, Inc.*	156,337
930	Jazz Pharmaceuticals PLC*	140,616
1,073	Johnson & Johnson	157,624
929	Laboratory Corp. of America Holdings*	135,300
1,190	McKesson Corp.	148,155
1,654	Medtronic PLC	161,315
2,087	Merck & Co., Inc.	165,583
265	Mettler-Toledo International, Inc.*	168,715
4,200	Mylan NV*	142,212
1,436	Neurocrine Biosciences, Inc.*	126,756
2,072	Perrigo Co. PLC	129,044
3,558	Pfizer, Inc.	164,486
1,603	Quest Diagnostics, Inc.	141,978
428	Regeneron Pharmaceuticals, Inc.*	156,498
1,452	ResMed, Inc.	162,319
918	Stryker Corp.	161,072
595	Teleflex, Inc.	163,875
643	Thermo Fisher Scientific, Inc.	160,461
580	UnitedHealth Group, Inc.	163,189
1,215	Universal Health Services, Inc., Class B	167,658
1,268	Varian Medical Systems, Inc.*	156,459
1,662	Veeva Systems, Inc., Class A*	159,818
873	Vertex Pharmaceuticals, Inc.*	157,830
777	Waters Corp.*	154,297

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
597	WellCare Health Plans, Inc.*	$ 152,163
1,330	Zimmer Biomet Holdings, Inc.	155,637
1,650	Zoetis, Inc.	154,885

		10,381,512

Industrials – 13.0%
783	3M Co.	162,801
4,351	American Airlines Group, Inc.	174,736
2,050	AMETEK, Inc.	150,531
7,315	Arconic, Inc.	157,126
418	Boeing Co. (The)	144,946
1,183	Caterpillar, Inc.	160,498
1,722	CH Robinson Worldwide, Inc.	158,992
862	Cintas Corp.	161,522
3,058	Copart, Inc.*	156,508
428	CoStar Group, Inc.*	158,099
2,174	CSX Corp.	157,898
1,055	Cummins, Inc.	159,368
1,052	Deere & Co.	162,934
2,759	Delta Air Lines, Inc.	167,499
1,783	Dover Corp.	151,359
2,033	Eaton Corp. PLC	156,419
2,170	Emerson Electric Co.	146,518
1,478	Equifax, Inc.	151,746
2,141	Expeditors International of Washington, Inc.	162,909
2,860	Fastenal Co.	169,484
675	FedEx Corp.	154,575
2,017	Fortive Corp.	153,433
840	General Dynamics Corp.	155,308
16,244	General Electric Co.	121,830
1,017	Harris Corp.	145,380
1,030	Honeywell International, Inc.	151,152
671	Huntington Ingalls Industries, Inc.	144,600
1,138	IDEX Corp.	156,361
2,926	IHS Markit Ltd.*	156,161
1,162	Illinois Tool Works, Inc.	161,576
1,513	Ingersoll-Rand PLC	156,626

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,924	Jacobs Engineering Group, Inc.	$ 126,349
1,406	JB Hunt Transport Services, Inc.	149,542
4,601	Johnson Controls International PLC	160,023
1,503	Kansas City Southern	154,884
800	L3 Technologies, Inc.	146,632
499	Lockheed Martin Corp.	149,915
4,870	Masco Corp.	154,330
5,699	Nielsen Holdings PLC	154,842
916	Norfolk Southern Corp.	156,398
541	Northrop Grumman Corp.	140,595
1,119	Old Dominion Freight Line, Inc.	153,001
2,578	PACCAR, Inc.	160,403
916	Parker-Hannifin Corp.	157,589
828	Raytheon Co.	145,182
2,116	Republic Services, Inc.	163,651
864	Rockwell Automation, Inc.	150,630
528	Roper Technologies, Inc.	157,128
2,950	Southwest Airlines Co.	161,099
1,764	Spirit AeroSystems Holdings, Inc., Class A	144,436
1,217	Stanley Black & Decker, Inc.	159,244
2,742	Textron, Inc.	153,936
431	TransDigm Group, Inc.*	155,880
2,264	TransUnion	146,186
1,019	Union Pacific Corp.	156,702
1,707	United Continental Holdings, Inc.*	165,067
1,409	United Parcel Service, Inc., Class B	162,444
1,179	United Rentals, Inc.*	138,096
1,645	United Technologies Corp.	200,427
1,287	Verisk Analytics, Inc.*	158,713
1,742	Waste Management, Inc.	163,313
532	WW Grainger, Inc.	167,069
1,797	XPO Logistics, Inc.*	136,320

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
2,191	Xylem, Inc.	$ 159,899

		9,938,820

Information Technology – 16.0%
959	Accenture PLC, Class A	157,775
636	Adobe, Inc.*	159,566
7,399	Advanced Micro Devices, Inc.*	157,599
2,191	Akamai Technologies, Inc.*	150,631
737	Alliance Data Systems Corp.	147,665
2,385	Amdocs Ltd.	154,810
1,690	Amphenol Corp., Class A	148,619
1,740	Analog Devices, Inc.	159,941
1,000	ANSYS, Inc.*	162,020
751	Apple, Inc.	134,114
4,388	Applied Materials, Inc.	163,585
624	Arista Networks, Inc.*	148,811
1,144	Autodesk, Inc.*	165,308
1,063	Automatic Data Processing, Inc.	156,707
671	Broadcom, Inc.	159,302
1,453	Broadridge Financial Solutions, Inc.	153,829
3,424	Cadence Design Systems, Inc.*	154,217
1,738	CDW Corp.	161,078
3,290	Cisco Systems, Inc.	157,492
1,466	Citrix Systems, Inc.*	159,750
2,197	Cognizant Technology Solutions Corp., Class A	156,492
4,584	Corning, Inc.	147,696
2,119	DXC Technology Co.	133,582
844	F5 Networks, Inc.*	145,143
1,462	Fidelity National Information Services, Inc.	157,823
1,974	Fiserv, Inc.*	156,203
775	FleetCor Technologies, Inc.*	149,885
2,047	Fortinet, Inc.*	151,150
1,076	Gartner, Inc.*	164,832
1,365	Global Payments, Inc.	152,621

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
2,110	GoDaddy, Inc., Class A*	$ 137,699
9,636	Hewlett Packard Enterprise Co.	144,540
6,150	HP, Inc.	141,450
3,239	Intel Corp.	159,715
1,243	International Business Machines Corp.	154,468
716	Intuit, Inc.	153,603
1,015	Jack Henry & Associates, Inc.	141,795
5,075	Juniper Networks, Inc.	145,703
2,607	Keysight Technologies, Inc.*	161,165
1,610	KLA-Tencor Corp.	158,682
1,006	Lam Research Corp.	157,902
2,410	Leidos Holdings, Inc.	151,830
9,076	Marvell Technology Group Ltd.	146,214
768	Mastercard, Inc., Class A	154,422
2,961	Maxim Integrated Products, Inc.	165,579
2,185	Microchip Technology, Inc.	163,875
3,844	Micron Technology, Inc.*	148,225
1,420	Microsoft Corp.	157,464
1,215	Motorola Solutions, Inc.	159,469
1,905	NetApp, Inc.	127,387
725	NVIDIA Corp.	118,487
3,107	Oracle Corp.	151,497
832	Palo Alto Networks, Inc.*	143,894
2,278	Paychex, Inc.	161,191
1,807	PayPal Holdings, Inc.*	155,059
1,819	PTC, Inc.*	157,325
2,185	Qorvo, Inc.*	143,795
2,405	QUALCOMM, Inc.	140,115
882	Red Hat, Inc.*	157,490
1,142	salesforce.com, Inc.*	163,032
3,369	Seagate Technology PLC	145,170
862	ServiceNow, Inc.*	159,703
1,852	Skyworks Solutions, Inc.	134,770
1,612	Splunk, Inc.*	180,109
1,979	Square, Inc., Class A*	138,213

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
3,097	SS&C Technologies Holdings, Inc.	$ 149,121
6,789	Symantec Corp.	150,105
1,695	Synopsys, Inc.*	155,838
1,952	TE Connectivity Ltd.	150,167
1,575	Texas Instruments, Inc.	157,264
1,688	Total System Services, Inc.	147,481
4,199	Trimble, Inc.*	159,688
974	VeriSign, Inc.*	152,002
1,087	Visa, Inc., Class A	154,039
1,070	VMware, Inc., Class A*	179,054
3,129	Western Digital Corp.	142,025
8,280	Western Union Co. (The)	155,084
1,133	Workday, Inc., Class A*	185,812
1,655	Worldpay, Inc., Class A*	142,016
1,781	Xilinx, Inc.	164,707

		12,253,686

Materials – 4.7%
968	Air Products & Chemicals, Inc.	155,722
1,419	Albemarle Corp.	136,678
3,197	Ball Corp.	157,005
1,482	Celanese Corp.	149,578
2,963	CF Industries Holdings, Inc.	125,009
2,637	DowDuPont, Inc.	152,550
1,850	Eastman Chemical Co.	145,817
975	Ecolab, Inc.	156,478
1,829	FMC Corp.	151,332
12,542	Freeport-McMoRan, Inc.	149,752
1,029	International Flavors & Fragrances, Inc.	145,737
3,282	International Paper Co.	151,596
924	Linde PLC (United Kingdom)	146,962
1,610	LyondellBasell Industries NV, Class A	150,229
807	Martin Marietta Materials, Inc.	153,887
4,294	Mosaic Co. (The)	154,584
4,736	Newmont Mining Corp.	153,162

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
2,451	Nucor Corp.	$ 148,065
1,584	Packaging Corp. of America	154,947
1,425	PPG Industries, Inc.	155,795
378	Sherwin-Williams Co. (The)	160,298
3,711	Steel Dynamics, Inc.	130,627
1,470	Vulcan Materials Co.	155,394
3,275	WestRock Co.	154,285

		3,595,489

Real Estate – 6.0%
1,241	Alexandria Real Estate Equities, Inc. REIT	154,505
980	American Tower Corp. REIT	161,200
850	AvalonBay Communities, Inc. REIT	161,985
1,250	Boston Properties, Inc. REIT	164,000
3,574	CBRE Group, Inc., Class A*	156,112
1,375	Crown Castle International Corp. REIT	157,988
1,376	Digital Realty Trust, Inc. REIT	158,295
5,426	Duke Realty Corp. REIT	154,424
386	Equinix, Inc. REIT	148,718
2,300	Equity Residential REIT	163,875
612	Essex Property Trust, Inc. REIT	160,656
1,725	Extra Space Storage, Inc. REIT	165,566
1,223	Federal Realty Investment Trust REIT	161,546
5,371	HCP, Inc. REIT	157,155
8,271	Host Hotels & Resorts, Inc. REIT	157,149
4,820	Iron Mountain, Inc. REIT	163,735
1,564	Mid-America Apartment Communities, Inc. REIT	161,968
2,321	Prologis, Inc. REIT	156,296
754	Public Storage REIT	160,798
2,486	Realty Income Corp. REIT	159,328
2,411	Regency Centers Corp. REIT	153,484

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
921	SBA Communications Corp. REIT*	$ 157,316
833	Simon Property Group, Inc. REIT	154,680
1,668	SL Green Realty Corp. REIT	160,829
3,828	UDR, Inc. REIT	163,149
2,596	Ventas, Inc. REIT	164,820
2,219	Vornado Realty Trust REIT	159,679
2,213	Welltower, Inc. REIT	160,066
5,627	Weyerhaeuser Co. REIT	148,609

		4,607,931

Utilities – 6.3%
9,557	AES Corp.	148,038
3,529	Alliant Energy Corp.	160,181
2,351	Ameren Corp.	161,326
2,055	American Electric Power Co., Inc.	159,756
1,718	American Water Works Co., Inc.	163,914
1,603	Atmos Energy Corp.	153,359
5,504	CenterPoint Energy, Inc.	154,167
3,116	CMS Energy Corp.	162,312
1,981	Consolidated Edison, Inc.	159,173
2,165	Dominion Energy, Inc.	161,293
1,333	DTE Energy Co.	159,613
1,815	Duke Energy Corp.	160,755
2,219	Edison International	122,755
1,772	Entergy Corp.	154,270
2,684	Evergy, Inc.	159,349
2,411	Eversource Energy	164,768
3,454	Exelon Corp.	160,231
4,085	FirstEnergy Corp.	154,536
892	NextEra Energy, Inc.	162,085
5,862	NiSource, Inc.	154,874
4,032	NRG Energy, Inc.	154,950
3,149	PG&E Corp.*	83,071
1,808	Pinnacle West Capital Corp.	161,563
4,936	PPL Corp.	150,992

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
2,887	Public Service Enterprise Group, Inc.	$ 161,383
1,352	Sempra Energy	155,777
3,351	Southern Co. (The)	158,603
2,776	UGI Corp.	159,481
6,250	Vistra Energy Corp.*	146,750
2,241	WEC Energy Group, Inc.	162,428
3,113	Xcel Energy, Inc.	163,277

		4,795,030

TOTAL COMMON STOCKS (Cost $76,058,611)		$76,268,534

TOTAL INVESTMENTS – 99.5% (Cost $76,058,611)		$76,268,534

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		389,793

NET ASSETS – 100.0%		$76,658,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Ending value as of November 30, 2018	Shares as of November 30, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$61,541	$—	$(61,541)	$—	$—	$—	—	$—

Goldman Sachs Group, Inc. (The)	$149,821	$24,151	$(14,000)	$(2,067)	$(29,952)	$127,953	671	$537

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$146,962	$—	$—
North America	76,121,572	—	—
Total	$76,268,534	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 92.3%
Advertising – 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
$120,000	5.625%		02/15/24	$ 120,750

Aerospace & Defense – 0.9%
TransDigm, Inc.
186,000	5.500		10/15/20	186,000
79,000	6.000		07/15/22	79,000
60,000	6.500		07/15/24	60,300
45,000	6.500		05/15/25	45,056
70,000	6.375		06/15/26	68,425

				438,781

Agriculture – 0.3%
JBS USA LUX SA / JBS USA Finance, Inc.
30,000	5.875	(a)	07/15/24	29,700
100,000	5.750	(a)	06/15/25	97,250

				126,950

Air Freight & Logistics – 0.2%
XPO Logistics, Inc.
6,000	6.500	(a)	06/15/22	6,127
107,000	6.125	(a)	09/01/23	108,338

				114,465

Auto Components – 0.3%
Goodyear Tire & Rubber Co. (The)
180,000	5.000		05/31/26	164,700

Automobiles – 0.4%
Tesla, Inc.
193,000	5.300	(a)	08/15/25	167,669

Banks – 1.0%
CIT Group, Inc.
160,000	4.125		03/09/21	160,200
110,000	5.000		08/15/22	110,962
108,000	5.250		03/07/25	108,810
Freedom Mortgage Corp.
125,000	8.250	(a)	04/15/25	112,188

				492,160

Basic Industry – 0.7%
Blue Cube Spinco LLC
10,000	9.750		10/15/23	11,212

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Basic Industry – (continued)
CF Industries, Inc.
$70,000	3.450%		06/01/23	$ 65,363
Hexion, Inc.
95,000	6.625		04/15/20	78,613
81,000	10.375	(a)	02/01/22	67,837
Momentive Performance Materials, Inc.
75,000	3.880		10/24/21	80,344
Novelis Corp.
50,000	6.250	(a)	08/15/24	49,750

				353,119

Broadcasting – 3.0%
Clear Channel Worldwide Holdings, Inc., Series A
150,000	6.500		11/15/22	151,125
Clear Channel Worldwide Holdings, Inc., Series B
124,000	7.625		03/15/20	124,310
150,000	6.500		11/15/22	152,437
Nexstar Broadcasting, Inc.
145,000	5.625	(a)	08/01/24	140,469
Sinclair Television Group, Inc.
80,000	5.375		04/01/21	80,400
Sirius XM Radio, Inc.
30,000	3.875	(a)	08/01/22	29,100
305,000	6.000	(a)	07/15/24	313,769
47,000	5.375	(a)	04/15/25	46,471
124,000	5.375	(a)	07/15/26	121,055
50,000	5.000	(a)	08/01/27	47,187
Univision Communications, Inc.
70,000	5.125	(a)	05/15/23	65,713
147,000	5.125	(a)	02/15/25	134,321

				1,406,357

Brokerage – 0.4%
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000	7.500	(a)	04/15/21	201,750

Capital Goods – 2.7%
Berry Global, Inc.
70,000	5.500		05/15/22	70,525
88,000	4.500	(a)	02/15/26	82,830

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Capital Goods – (continued)
Brand Industrial Services, Inc.
$50,000	8.500	%(a)	07/15/25	$ 44,375
BWAY Holding Co.
179,000	5.500	(a)	04/15/24	171,840
100,000	7.250	(a)	04/15/25	90,875
Flex Acquisition Co., Inc.
100,000	6.875	(a)	01/15/25	92,750
Owens-Brockway Glass Container, Inc.
70,000	5.875	(a)	08/15/23	70,175
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
213,204	5.750		10/15/20	212,937
120,000	5.125	(a)	07/15/23	117,150
64,000	7.000	(a)	07/15/24	64,000
Sensata Technologies BV
25,000	4.875	(a)	10/15/23	24,656
121,000	5.000	(a)	10/01/25	117,219
Vertiv Group Corp.
120,000	9.250	(a)	10/15/24	117,000

				1,276,332

Capital Markets – 0.4%
MSCI, Inc.
160,000	5.250	(a)	11/15/24	161,400
5,000	4.750	(a)	08/01/26	4,775

				166,175

Chemicals – 1.2%
Ashland LLC
100,000	4.750		08/15/22	99,750
Chemours Co. (The)
100,000	7.000		05/15/25	102,000
75,000	5.375		05/15/27	68,062
Olin Corp.
97,000	5.125		09/15/27	90,937
97,000	5.000		02/01/30	87,058
Platform Specialty Products Corp.
30,000	6.500	(a)	02/01/22	30,638
100,000	5.875	(a)	12/01/25	98,000

				576,445

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services & Supplies – 0.5%
ADT Security Corp. (The)
$60,000	6.250%		10/15/21	$ 62,175
60,000	4.125		06/15/23	56,175
60,000	4.875	(a)	07/15/32	48,000
Covanta Holding Corp.
25,000	5.875		07/01/25	23,568
West Corp.
80,000	8.500	(a)	10/15/25	66,200

				256,118

Communications – 6.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
60,000	5.250		03/15/21	60,375
154,000	5.250		09/30/22	154,770
145,000	5.125	(a)	05/01/23	144,456
8,000	5.750		09/01/23	8,060
47,000	5.750		01/15/24	47,470
201,000	5.875	(a)	04/01/24	203,513
110,000	5.750	(a)	02/15/26	109,862
159,000	5.500	(a)	05/01/26	155,820
369,000	5.125	(a)	05/01/27	350,550
67,000	5.875	(a)	05/01/27	66,079
191,000	5.000	(a)	02/01/28	178,824
CSC Holdings LLC
212,000	6.750		11/15/21	222,865
60,000	5.250		06/01/24	57,600
300,000	10.875	(a)	10/15/25	347,250
200,000	5.500	(a)	04/15/27	193,000
DISH DBS Corp.
100,000	6.750		06/01/21	102,250
162,000	5.875		07/15/22	155,317
75,000	5.000		03/15/23	66,000
350,000	5.875		11/15/24	298,375
199,000	7.750		07/01/26	176,613

				3,099,049

Construction & Engineering – 0.3%
AECOM
30,000	5.875		10/15/24	30,225

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction & Engineering – (continued)
AECOM – (continued)
$98,000	5.125%		03/15/27	$ 89,180

				119,405

Consumer Cyclical – 4.6%
Allison Transmission, Inc.
177,000	5.000	(a)	10/01/24	170,805
20,000	4.750	(a)	10/01/27	18,100
American Axle & Manufacturing, Inc.
151,000	6.250		04/01/25	141,185
APX Group, Inc.
153,000	7.875		12/01/22	149,366
Caesars Resort Collection LLC / CRC Finco, Inc.
151,000	5.250	(a)	10/15/25	138,920
Cinemark USA, Inc.
60,000	5.125		12/15/22	60,000
100,000	4.875		06/01/23	97,750
ESH Hospitality, Inc.
119,000	5.250	(a)	05/01/25	114,091
Guitar Center Escrow Issuer, Inc.
50,000	9.500	(a)	10/15/21	48,125
Harland Clarke Holdings Corp.
80,000	9.250	(a)	03/01/21	73,800
Hilton Domestic Operating Co., Inc.
74,000	4.250		09/01/24	70,855
100,000	5.125	(a)	05/01/26	98,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
77,000	4.625		04/01/25	74,305
54,000	4.875		04/01/27	51,840
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
126,000	5.000	(a)	06/01/24	124,425
Prime Security Services Borrower LLC / Prime Finance, Inc.
245,000	9.250	(a)	05/15/23	260,619
Sabre GLBL, Inc.
45,000	5.375	(a)	04/15/23	45,000
60,000	5.250	(a)	11/15/23	59,850
Toll Brothers Finance Corp.
19,000	5.875		02/15/22	19,523
83,000	4.375		04/15/23	80,095

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toll Brothers Finance Corp. – (continued)
$50,000	4.350%		02/15/28	$ 44,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
38,000	4.250	(a)	05/30/23	36,480
100,000	5.500	(a)	03/01/25	95,500
110,000	5.250	(a)	05/15/27	100,650

				2,173,409

Consumer Finance – 4.5%
Ally Financial, Inc.
135,000	8.000		03/15/20	142,088
95,000	4.125		03/30/20	95,000
100,000	4.625		05/19/22	100,500
103,000	5.125		09/30/24	104,545
55,000	4.625		03/30/25	54,175
20,000	5.750		11/20/25	20,475
232,000	8.000		11/01/31	272,020
25,000	8.000		11/01/31	29,375
Navient Corp.
200,000	6.500		06/15/22	200,000
Navient Corp., MTN
200,000	8.000		03/25/20	207,000
250,000	6.125		03/25/24	233,750
100,000	5.625		08/01/33	75,500
Springleaf Finance Corp.
92,000	5.250		12/15/19	92,690
149,000	7.750		10/01/21	156,636
102,000	5.625		03/15/23	98,685
132,000	6.875		03/15/25	125,070
139,000	7.125		03/15/26	132,050

				2,139,559

Consumer Noncyclical – 2.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
40,000	6.625		06/15/24	38,700
185,000	5.750		03/15/25	167,425
Avantor, Inc.
50,000	9.000	(a)	10/01/25	50,750

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
$119,000	5.750	%(a)	03/01/25	$ 115,430
Endo Finance LLC / Endo Finco, Inc.
50,000	5.375	(a)	01/15/23	41,375
First Quality Finance Co., Inc.
170,000	4.625	(a)	05/15/21	167,237
IQVIA, Inc.
146,000	4.875	(a)	05/15/23	146,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
80,000	6.375	(a)	08/01/23	79,400
Kinetic Concepts, Inc. / KCI USA, Inc.
75,000	7.875	(a)	02/15/21	76,781
MPH Acquisition Holdings LLC
154,000	7.125	(a)	06/01/24	154,000
New Albertsons LP
60,000	7.450		08/01/29	49,200
10,000	8.000		05/01/31	8,500
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
150,000	9.750	(a)	12/01/26	150,188

				1,244,986

Containers & Packaging – 0.8%
Ball Corp.
145,000	5.000		03/15/22	148,987
165,000	5.250		07/01/25	168,300
50,000	4.875		03/15/26	49,375

				366,662

Diversified Consumer Services – 0.4%
Service Corp. International
160,000	5.375		01/15/22	161,800
45,000	4.625		12/15/27	42,075

				203,875

Diversified Telecommunication – 0.9%
CenturyLink, Inc.
103,000	5.625		04/01/25	96,820
CenturyLink, Inc., Series S
100,000	6.450		06/15/21	102,375
CenturyLink, Inc., Series T
25,000	5.800		03/15/22	25,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
CenturyLink, Inc., Series W
$92,000	6.750%		12/01/23	$ 92,460
CenturyLink, Inc., Series Y
122,000	7.500		04/01/24	125,660

				442,315

Electric – 0.6%
NextEra Energy Operating Partners LP
72,000	4.250	(a)	09/15/24	68,220
25,000	4.500	(a)	09/15/27	23,063
Talen Energy Supply LLC
63,000	4.600		12/15/21	58,275
70,000	6.500		06/01/25	51,100
80,000	10.500	(a)	01/15/26	70,000

				270,658

Energy – 4.6%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
31,000	10.000	(a)	04/01/22	33,015
80,000	7.000	(a)	11/01/26	75,600
Citgo Holding, Inc.
140,000	10.750	(a)	02/15/20	145,250
CITGO Petroleum Corp.
20,000	6.250	(a)	08/15/22	19,925
CrownRock LP / CrownRock Finance, Inc.
50,000	5.625	(a)	10/15/25	47,000
DCP Midstream Operating LP
35,000	4.750	(a)	09/30/21	35,087
100,000	3.875		03/15/23	96,125
Endeavor Energy Resources LP / EER Finance, Inc.
108,000	5.500	(a)	01/30/26	110,700
60,000	5.750	(a)	01/30/28	61,950
EP Energy LLC / Everest Acquisition Finance, Inc.
73,000	8.000	(a)	11/29/24	64,240
105,000	8.000	(a)	02/15/25	53,025
120,000	7.750	(a)	05/15/26	116,100
Hilcorp Energy I LP / Hilcorp Finance Co.
139,000	5.000	(a)	12/01/24	126,837
25,000	5.750	(a)	10/01/25	23,250

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
$151,000	10.625	%(a)	05/01/24	$ 129,105
Nabors Industries, Inc.
25,000	5.000		09/15/20	24,866
25,000	4.625		09/15/21	23,469
142,000	5.500		01/15/23	125,315
Parsley Energy LLC / Parsley Finance Corp.
150,000	5.625	(a)	10/15/27	143,250
PBF Holding Co. LLC / PBF Finance Corp.
25,000	7.000		11/15/23	25,125
50,000	7.250		06/15/25	49,875
Sable Permian Resources Land LLC / AEPB Finance Corp.
125,000	13.000	(a)	11/30/20	131,875
SESI LLC
100,000	7.125		12/15/21	94,500
Transocean Proteus Ltd.
71,400	6.250	(a)	12/01/24	70,329
Transocean, Inc.
51,000	5.800		10/15/22	47,303
156,000	9.000	(a)	07/15/23	159,900
100,000	7.500	(a)	01/15/26	93,500
77,000	7.500		04/15/31	63,140

				2,189,656

Energy Equipment & Services – 0.1%
Diamond Offshore Drilling, Inc.
76,000	7.875		08/15/25	68,400

Entertainment – 1.6%
AMC Entertainment Holdings, Inc.
95,000	5.875		11/15/26	85,144
Netflix, Inc.
50,000	5.500		02/15/22	51,250
144,000	5.750		03/01/24	147,240
25,000	5.875		02/15/25	25,594
20,000	4.375		11/15/26	18,500
167,000	4.875		04/15/28	154,684
189,000	5.875	(a)	11/15/28	187,582

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment – (continued)
Netflix, Inc. – (continued)
$70,000	6.375	%(a)	05/15/29	$ 71,225

				741,219

Equity Real Estate Investment – 1.6%
Equinix, Inc.
200,000	5.375		01/01/22	203,750
160,000	5.875		01/15/26	162,800
Iron Mountain, Inc.
35,000	6.000		08/15/23	35,810
94,000	5.750		08/15/24	90,005
99,000	4.875	(a)	09/15/27	87,986
69,000	5.250	(a)	03/15/28	62,704
SBA Communications Corp.
16,000	4.875		07/15/22	16,000
15,000	4.000		10/01/22	14,512
105,000	4.875		09/01/24	102,244

				775,811

Financial Company – 1.6%
BCD Acquisition, Inc.
30,000	9.625	(a)	09/15/23	31,800
Blackstone CQP Holdco LP
60,000	6.500	(a)	03/20/21	59,437
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	6.000		08/01/20	101,250
60,000	5.875		02/01/22	60,300
218,000	6.250		02/01/22	222,088
100,000	6.375		12/15/25	99,250
Quicken Loans, Inc.
98,000	5.750	(a)	05/01/25	93,235
100,000	5.250	(a)	01/15/28	89,250

				756,610

Food & Staples Retailing – 0.4%
Fresh Market, Inc. (The)
80,000	9.750	(a)	05/01/23	59,700
Rite Aid Corp.
100,000	6.125	(a)	04/01/23	86,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Staples Retailing – (continued)
Safeway, Inc.
$30,000	7.250%		02/01/31	$ 27,900

				174,100

Food and Beverage – 0.6%
Golden Nugget, Inc.
140,000	6.750	(a)	10/15/24	137,900
32,000	8.750	(a)	10/01/25	32,280
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
100,000	4.750	(a)	06/01/27	94,250

				264,430

Food Products – 1.4%
Lamb Weston Holdings, Inc.
100,000	4.625	(a)	11/01/24	97,750
100,000	4.875	(a)	11/01/26	97,250
Post Holdings, Inc.
60,000	5.500	(a)	03/01/25	57,375
263,000	5.000	(a)	08/15/26	242,289
137,000	5.750	(a)	03/01/27	129,294
50,000	5.625	(a)	01/15/28	46,625

				670,583

Hardware – 1.0%
CDW LLC / CDW Finance Corp.
40,000	5.000		09/01/23	40,250
45,000	5.500		12/01/24	45,337
74,000	5.000		09/01/25	72,520
CommScope Technologies LLC
40,000	6.000	(a)	06/15/25	37,250
102,000	5.000	(a)	03/15/27	84,533
CommScope, Inc.
209,000	5.500	(a)	06/15/24	193,586

				473,476

Health Care Equipment & Supplies – 0.1%
Hologic, Inc.
50,000	4.375	(a)	10/15/25	47,625

Health Care Providers & Services – 4.8%
Centene Corp.
88,000	4.750		05/15/22	88,880

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
Centene Corp. – (continued)
$210,000	6.125%		02/15/24	$ 219,450
50,000	4.750		01/15/25	49,750
100,000	5.375	(a)	06/01/26	101,250
DaVita, Inc.
255,000	5.125		07/15/24	246,075
130,000	5.000		05/01/25	122,850
Encompass Health Corp.
70,000	5.750		11/01/24	70,262
Envision Healthcare Corp.
100,000	8.750	(a)	10/15/26	94,250
HCA Healthcare, Inc.
192,000	6.250		02/15/21	198,720
Tenet Healthcare Corp.
227,000	4.750		06/01/20	227,000
75,000	6.000		10/01/20	76,687
200,000	8.125		04/01/22	209,000
269,000	6.750		06/15/23	266,983
50,000	4.625		07/15/24	47,875
100,000	5.125		05/01/25	95,750
142,000	7.000		08/01/25	138,805

				2,253,587

Healthcare – 3.0%
CHS/Community Health Systems, Inc.
200,000	6.875		02/01/22	99,750
300,000	6.250		03/31/23	279,750
300,000	8.625	(a)	01/15/24	307,125
HCA, Inc.
130,000	7.500		02/15/22	140,725
299,000	5.375		02/01/25	301,990
220,000	5.875		02/15/26	227,150
50,000	5.375		09/01/26	49,750

				1,406,240

Hotels, Restaurants & Leisure – 0.9%
Boyd Gaming Corp.
100,000	6.000		08/15/26	97,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Hotels, Restaurants & Leisure – (continued)
Diamond Resorts International, Inc.
$127,000	7.750	%(a)	09/01/23	$ 124,460
Eldorado Resorts, Inc.
75,000	6.000		04/01/25	73,500
Six Flags Entertainment Corp.
136,000	4.875	(a)	07/31/24	130,900

				426,360

Household & Leisure – 0.2%
Prestige Brands, Inc.
100,000	6.375	(a)	03/01/24	99,625

Household Durables – 1.5%
Lennar Corp.
303,000	4.750		11/15/22	299,970
50,000	4.500		04/30/24	48,000
55,000	4.750		05/30/25	52,525
40,000	4.750		11/29/27	37,050
PulteGroup, Inc.
55,000	4.250		03/01/21	55,000
93,000	5.500		03/01/26	92,070
65,000	5.000		01/15/27	60,531
Tempur Sealy International, Inc.
20,000	5.625		10/15/23	19,750
50,000	5.500		06/15/26	47,250

				712,146

Household Products – 0.2%
Energizer Holdings, Inc.
90,000	5.500	(a)	06/15/25	83,250

Independent Power & Renewable Electricity Producers – 2.5%
AES Corp.
100,000	4.875		05/15/23	99,875
50,000	5.500		04/15/25	50,625
137,000	6.000		05/15/26	141,795
Calpine Corp.
50,000	6.000	(a)	01/15/22	50,312
162,000	5.375		01/15/23	153,900
10,000	5.875	(a)	01/15/24	10,025
99,000	5.500		02/01/24	91,699

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Independent Power & Renewable Electricity Producers – (continued)
Calpine Corp. – (continued)
$120,000	5.750%		01/15/25	$ 110,550
108,000	5.250	(a)	06/01/26	100,980
NRG Energy, Inc.
125,000	6.250		05/01/24	128,438
80,000	7.250		05/15/26	84,800
71,000	6.625		01/15/27	72,686
80,000	5.750		01/15/28	78,800

				1,174,485

Insurance – 0.3%
HUB International Ltd.
137,000	7.000	(a)	05/01/26	130,835

Interactive Media & Services – 0.2%
Rackspace Hosting, Inc.
100,000	8.625	(a)	11/15/24	85,000

IT Services – 1.5%
First Data Corp.
407,000	7.000	(a)	12/01/23	421,245
100,000	5.000	(a)	01/15/24	98,875
206,000	5.750	(a)	01/15/24	207,287

				727,407

Leisure Products – 0.2%
Mattel, Inc.
120,000	6.750	(a)	12/31/25	114,000

Machinery – 0.2%
Navistar International Corp.
80,000	6.625	(a)	11/01/25	79,400

Media – 1.3%
AMC Networks, Inc.
60,000	4.750		12/15/22	59,400
20,000	5.000		04/01/24	19,250
123,000	4.750		08/01/25	114,851
Cablevision Systems Corp.
70,000	5.875		09/15/22	70,262
Gray Television, Inc.
125,000	5.875	(a)	07/15/26	122,188

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Lamar Media Corp.
$110,000	5.375%		01/15/24	$ 111,650
TEGNA, Inc.
75,000	6.375		10/15/23	76,875
Tribune Media Co.
50,000	5.875		07/15/22	50,813

				625,289

Metals – 0.3%
Novelis Corp.
167,000	5.875	(a)	09/30/26	156,563

Metals & Mining – 1.8%
Allegheny Technologies, Inc.
50,000	7.875		08/15/23	52,250
Cleveland-Cliffs, Inc.
100,000	4.875	(a)	01/15/24	94,000
Freeport-McMoRan, Inc.
10,000	3.100		03/15/20	9,875
97,000	4.000		11/14/21	95,060
95,000	3.550		03/01/22	90,844
76,000	6.875		02/15/23	79,515
207,000	3.875		03/15/23	194,062
Steel Dynamics, Inc.
60,000	5.500		10/01/24	60,000
United States Steel Corp.
10,000	7.375		04/01/20	10,475
91,000	6.875		08/15/25	86,450
84,000	6.250		03/15/26	77,490

				850,021

Mortgage Real Estate Investment – 0.2%
Starwood Property Trust, Inc.
90,000	4.750		03/15/25	84,375

Natural Gas – 2.9%
Cheniere Corpus Christi Holdings LLC
100,000	7.000		06/30/24	108,250
130,000	5.875		03/31/25	134,225
70,000	5.125		06/30/27	68,075
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
60,000	6.250		04/01/23	59,850

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Natural Gas – (continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. – (continued)
$80,000	5.750%		04/01/25	$ 77,700
Genesis Energy LP / Genesis Energy Finance Corp.
150,000	6.750		08/01/22	149,625
NuStar Logistics LP
69,000	5.625		04/28/27	66,067
Sunoco LP / Sunoco Finance Corp.
110,000	4.875	(a)	01/15/23	107,525
83,000	5.500	(a)	02/15/26	79,265
50,000	5.875	(a)	03/15/28	47,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
100,000	5.500	(a)	09/15/24	101,000
50,000	5.500	(a)	01/15/28	49,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
86,000	5.125		02/01/25	83,528
97,000	5.875	(a)	04/15/26	97,000
122,000	5.375		02/01/27	117,730
50,000	5.000		01/15/28	46,500

				1,393,215

Oil, Gas & Consumable Fuels – 8.0%
Antero Resources Corp.
217,000	5.125		12/01/22	213,745
120,000	5.625		06/01/23	119,700
California Resources Corp.
160,000	8.000	(a)	12/15/22	122,800
Cheniere Energy Partners LP
60,000	5.250		10/01/25	58,725
100,000	5.625	(a)	10/01/26	97,750
Chesapeake Energy Corp.
164,000	6.125		02/15/21	161,540
50,000	4.875		04/15/22	46,750
100,000	8.000		01/15/25	97,000
140,000	7.500		10/01/26	130,550
55,000	8.000		06/15/27	52,662
CNX Resources Corp.
70,000	5.875		04/15/22	68,863

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Denbury Resources, Inc.
$30,000	9.000	%(a)	05/15/21	$ 30,075
88,000	9.250	(a)	03/31/22	88,000
Diamondback Energy, Inc.
79,000	5.375		05/31/25	78,605
Energy Transfer LP
256,000	7.500		10/15/20	269,440
135,000	5.875		01/15/24	139,050
EnLink Midstream Partners LP
57,000	4.400		04/01/24	54,146
22,000	4.150		06/01/25	19,989
80,000	4.850		07/15/26	73,278
Gulfport Energy Corp.
100,000	6.000		10/15/24	92,000
Matador Resources Co.
160,000	5.875	(a)	09/15/26	153,200
Newfield Exploration Co.
75,000	5.625		07/01/24	77,062
118,000	5.375		01/01/26	117,853
Oasis Petroleum, Inc.
100,000	6.875		03/15/22	99,250
PDC Energy, Inc.
75,000	6.125		09/15/24	72,375
Peabody Energy Corp.
100,000	6.000	(a)	03/31/22	99,250
Range Resources Corp.
200,000	5.000		03/15/23	190,000
Sanchez Energy Corp.
80,000	6.125		01/15/23	20,400
40,000	7.250	(a)	02/15/23	34,600
SM Energy Co.
53,000	6.125		11/15/22	52,205
25,000	5.000		01/15/24	23,250
142,000	5.625		06/01/25	131,350
64,000	6.750		09/15/26	61,760
Southwestern Energy Co.
200,000	4.100		03/15/22	193,500
75,000	6.200		01/23/25	72,281

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Whiting Petroleum Corp.
$110,000	5.750%		03/15/21	$ 109,175
75,000	6.625		01/15/26	72,563
WPX Energy, Inc.
36,000	6.000		01/15/22	36,000
92,000	8.250		08/01/23	100,510
60,000	5.250		09/15/24	57,300

				3,788,552

Pharmaceuticals – 3.4%
Bausch Health Cos, Inc.
40,000	5.625	(a)	12/01/21	40,000
45,000	5.500	(a)	03/01/23	43,706
220,000	5.875	(a)	05/15/23	215,050
244,000	7.000	(a)	03/15/24	256,200
339,000	6.125	(a)	04/15/25	319,508
140,000	5.500	(a)	11/01/25	138,250
172,000	9.000	(a)	12/15/25	182,320
100,000	9.250	(a)	04/01/26	107,000
Bausch Health Cos., Inc.
100,000	6.500	(a)	03/15/22	103,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
235,000	6.000	(a)	07/15/23	195,637

				1,601,296

Real Estate Management & Development – 0.2%
Howard Hughes Corp. (The)
108,000	5.375	(a)	03/15/25	102,870

REITs and Real Estate – 0.5%
CBL & Associates LP
100,000	5.250		12/01/23	82,804
Kennedy-Wilson, Inc.
95,000	5.875		04/01/24	90,606
Realogy Group LLC / Realogy Co.-Issuer Corp.
56,000	4.875	(a)	06/01/23	50,540

				223,950

Rental Equipment – 1.8%
Hertz Corp. (The)
107,000	7.375		01/15/21	106,465

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Rental Equipment – (continued)
Hertz Corp. (The) – (continued)
$141,000	7.625	%(a)	06/01/22	$ 139,237
80,000	5.500	(a)	10/15/24	63,600
United Rentals North America, Inc.
270,000	5.750		11/15/24	270,000
25,000	5.500		07/15/25	24,438
50,000	5.875		09/15/26	48,750
10,000	5.500		05/15/27	9,475
225,000	4.875		01/15/28	203,625

				865,590

Software – 1.2%
Banff Merger Sub, Inc.
100,000	9.750	(a)	09/01/26	94,625
Infor US, Inc.
5,000	5.750	(a)	08/15/20	5,044
110,000	6.500		05/15/22	110,000
Refinitiv US Holdings, Inc.
100,000	6.250	(a)	05/15/26	99,000
120,000	8.250	(a)	11/15/26	114,300
Solera LLC / Solera Finance, Inc.
120,000	10.500	(a)	03/01/24	129,900

				552,869

Specialty Retail – 0.3%
Penske Automotive Group, Inc.
20,000	5.500		05/15/26	18,600
Staples, Inc.
124,000	8.500	(a)	09/15/25	110,360

				128,960

Technology – 1.0%
Dell International LLC / EMC Corp.
110,000	5.875	(a)	06/15/21	111,650
175,000	7.125	(a)	06/15/24	183,531
Exela Intermediate LLC / Exela Finance, Inc.
40,000	10.000	(a)	07/15/23	40,450
Harland Clarke Holdings Corp.
30,000	8.375	(a)	08/15/22	27,900

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – (continued)
Verscend Escrow Corp.
$90,000	9.750	%(a)	08/15/26	$ 87,075

				450,606

Technology Hardware, Storage & Peripherals – 0.4%
EMC Corp.
110,000	2.650		06/01/20	107,112
100,000	3.375		06/01/23	91,000

				198,112

Wireless – 3.6%
Sprint Capital Corp.
225,000	6.875		11/15/28	217,969
165,000	8.750		03/15/32	179,850
Sprint Communications, Inc.
60,000	7.000		08/15/20	62,250
60,000	11.500		11/15/21	69,450
170,000	6.000		11/15/22	170,425
T-Mobile USA, Inc.
100,000	4.000		04/15/22	98,625
283,000	6.000		03/01/23	289,367
50,000	6.375		03/01/25	51,437
125,000	5.125		04/15/25	124,688
285,000	6.500		01/15/26	296,044
25,000	4.500		02/01/26	23,531
15,000	5.375		04/15/27	14,738
100,000	4.750		02/01/28	92,750

				1,691,124

Wireless Telecommunication Services – 1.4%
Sprint Corp.
70,000	7.250		09/15/21	73,150
220,000	7.875		09/15/23	232,100
215,000	7.125		06/15/24	218,762
45,000	7.625		02/15/25	46,463
100,000	7.625		03/01/26	103,000

				673,475

Wirelines – 2.0%
Level 3 Financing, Inc.
200,000	6.125		01/15/21	200,750

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wirelines – (continued)
Level 3 Financing, Inc. – (continued)
$75,000	5.375%		01/15/24	$ 73,875
165,000	5.375		05/01/25	161,288
Windstream Services LLC / Windstream Finance Corp.
60,000	9.000	(a)	06/30/25	44,100
110,000	8.625	(a)	10/31/25	102,300
Zayo Group LLC / Zayo Capital, Inc.
192,000	6.000		04/01/23	191,520
150,000	6.375		05/15/25	148,125
50,000	5.750	(a)	01/15/27	48,000

				969,958

TOTAL CORPORATE OBLIGATIONS (Cost $44,707,068)				43,732,759

Foreign Corporate Debt – 4.3%
Aerospace & Defense – 1.4%
Bombardier, Inc. (Canada)
$120,000	7.750	%(a)	03/15/20	$ 122,700
163,000	8.750	(a)	12/01/21	169,113
30,000	6.000	(a)	10/15/22	28,500
145,000	6.125	(a)	01/15/23	138,112
125,000	7.500	(a)	12/01/24	119,219
80,000	7.500	(a)	03/15/25	76,200

				653,844

Basic Industry – 0.7%
NOVA Chemicals Corp. (Canada)
175,000	5.250	(a)	08/01/23	169,312
90,000	5.000	(a)	05/01/25	84,150
95,000	5.250	(a)	06/01/27	87,163

				340,625

Household Durables – 0.1%
Brookfield Residential Properties, Inc. (Canada)
60,000	6.500	(a)	12/15/20	60,150

Metals & Mining – 1.2%
First Quantum Minerals Ltd. (Zambia)
306,000	7.000	(a)	02/15/21	302,175
200,000	7.500	(a)	04/01/25	180,500

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Metals & Mining – (continued)
Hudbay Minerals, Inc. (Canada)
$56,000	7.625	%(a)	01/15/25	$ 55,930

				538,605

Oil, Gas & Consumable Fuels – 0.6%
MEG Energy Corp. (Canada)
100,000	6.375	(a)	01/30/23	93,375
60,000	7.000	(a)	03/31/24	56,325
Seven Generations Energy Ltd. (Canada)
50,000	6.750	(a)	05/01/23	50,187
97,000	5.375	(a)	09/30/25	90,695

				290,582

Personal Products – 0.1%
Avon Products, Inc. (United Kingdom)
20,000	7.000		03/15/23	18,200

Software – 0.2%
Open Text Corp. (Canada)
100,000	5.875	(a)	06/01/26	100,250

TOTAL FOREIGN CORPORATE DEBT (Cost $2,079,884)				$ 2,002,256

Principal Amount	Interest Rate			Value
Investment Company – 2.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$1,005,708	2.131%			$ 1,005,708
(Cost $1,005,708)

TOTAL INVESTMENTS – 98.7% (Cost $47,792,660)				$46,740,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%				626,809

NET ASSETS – 100.0%				$47,367,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,042,848, which represents approximately 42.3% of net assets as of November 30, 2018.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018	Shares as of November 30, 2018	Interest Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$885,984	$4,362,782	$(4,243,058)	$1,005,708	1,005,708	$3,037

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$43,732,759	$—
Foreign Corporate Debt	—	2,002,256	—
Investment Company	1,005,708	—	—
Total	$1,005,708	$45,735,015	$—

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Inflation Indexed Bonds – 99.5%
U.S. Treasury Inflation Indexed Bonds
$474,307	0.125%	04/15/20	$ 465,185
579,420	0.125	04/15/21	564,159
600,048	0.125	01/15/22	582,611
425,218	0.375	07/15/23	414,448
365,679	0.625	01/15/24	358,637
819,665	0.375	07/15/25	789,173
653,237	0.375	07/15/27	618,355
515,799	0.500	01/15/28	490,274
462,513	0.750	02/15/42	415,499
247,845	0.875	02/15/47	225,081

TOTAL INVESTMENTS – 99.5% (Cost $4,985,235)			$4,923,422

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			24,686

NET ASSETS – 100.0%			$4,948,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$4,923,422	$—	$—
Total	$4,923,422	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 75.0%
Advertising – 0.2%
Omnicom Group, Inc. / Omnicom Capital, Inc.
$750,000	3.600%	04/15/26	$ 699,191

Aerospace & Defense – 1.6%
Lockheed Martin Corp.
150,000	2.900	03/01/25	142,329
310,000	4.070	12/15/42	288,575
60,000	3.800	03/01/45	53,350
180,000	4.700	05/15/46	184,045
200,000	4.090	09/15/52	181,140
Northrop Grumman Corp.
95,000	2.550	10/15/22	90,868
400,000	2.930	01/15/25	377,431
290,000	3.200	02/01/27	271,695
400,000	3.250	01/15/28	372,373
240,000	4.030	10/15/47	215,908
Raytheon Co.
990,000	2.500	12/15/22	954,903
Rockwell Collins, Inc.
50,000	3.200	03/15/24	47,859
United Technologies Corp.
472,000	1.950	11/01/21	450,605
430,000	3.125	05/04/27	394,961
660,000	4.450	11/16/38	636,654
435,000	5.700	04/15/40	473,128
90,000	4.500	06/01/42	84,703
140,000	3.750	11/01/46	117,226
480,000	4.625	11/16/48	461,148

			5,798,901

Air Freight & Logistics – 0.3%
FedEx Corp.
340,000	5.100	01/15/44	334,951
240,000	4.750	11/15/45	225,881
450,000	4.550	04/01/46	410,226
220,000	4.400	01/15/47	196,241

			1,167,299

Automobiles – 0.4%
Ford Motor Co.
370,000	7.450	07/16/31	381,157

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Automobiles – (continued)
Ford Motor Co. – (continued)
$100,000	5.291%	12/08/46	$ 80,564
General Motors Co.
120,000	5.000	04/01/35	102,508
300,000	6.600	04/01/36	291,897
390,000	6.250	10/02/43	360,814
160,000	6.750	04/01/46	156,454

			1,373,394

Banks – 11.9%
Bank of America Corp.
370,000	7.750	05/14/38	477,993
Bank of America Corp., GMTN
505,000	3.300	01/11/23	492,378
50,000	3.500	04/19/26	47,457
Bank of America Corp., Series L
540,000	2.250	04/21/20	530,733
50,000	3.950	04/21/25	48,375
300,000	4.183	11/25/27	286,379
Bank of America Corp., MTN
360,000	5.625	07/01/20	371,959
190,000	2.625	10/19/20	187,242
200,000	2.151	11/09/20	195,101
324,000	5.000	05/13/21	335,243
50,000	2.503	10/21/22	47,635
920,000	4.000	04/01/24	919,722
680,000	3.875	08/01/25	672,236
260,000	3.248	10/21/27	239,220
370,000	5.875	02/07/42	425,979
780,000	5.000	01/21/44	797,760
BB&T Corp., MTN
1,000,000	2.450	01/15/20	991,427
150,000	2.050	05/10/21	145,346
250,000	2.750	04/01/22	244,191
1,000,000	2.850	10/26/24	945,390
Capital One Bank USA NA
400,000	3.375	02/15/23	385,906
Citigroup, Inc.
30,000	2.650	10/26/20	29,486

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$110,000	2.700%	03/30/21	$ 107,645
380,000	2.350	08/02/21	366,647
280,000	4.500	01/14/22	285,193
200,000	2.700	10/27/22	191,358
130,000	3.875	10/25/23	129,621
90,000	4.000	08/05/24	88,782
845,000	3.875	03/26/25	815,467
190,000	3.300	04/27/25	179,245
180,000	5.500	09/13/25	187,552
225,000	3.700	01/12/26	214,521
40,000	4.600	03/09/26	39,568
1,030,000	3.400	05/01/26	964,721
360,000	3.200	10/21/26	329,410
40,000	4.300	11/20/26	38,697
917,000	4.450	09/29/27	888,528
240,000	4.125	07/25/28	225,623
240,000	6.625	06/15/32	276,813
420,000	8.125	07/15/39	578,058
230,000	6.675	09/13/43	273,789
150,000	5.300	05/06/44	150,477
310,000	4.650	07/30/45	297,324
170,000	4.750	05/18/46	156,735
Citizens Bank NA/Providence RI, MTN
470,000	2.450	12/04/19	466,407
580,000	2.550	05/13/21	565,763
Discover Bank
250,000	3.100	06/04/20	247,909
290,000	4.200	08/08/23	288,278
740,000	3.450	07/27/26	677,464
Fifth Third Bancorp
750,000	4.300	01/16/24	755,723
230,000	8.250	03/01/38	305,249
Fifth Third Bank/Cincinnati OH
200,000	2.200	10/30/20	195,305
HSBC Bank USA NA
300,000	5.625	08/15/35	324,338

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
HSBC USA, Inc.
$125,000	2.350%	03/05/20	$ 123,501
450,000	2.750	08/07/20	444,233
Huntington Bancshares, Inc.
720,000	3.150	03/14/21	712,038
250,000	2.300	01/14/22	239,051
JPMorgan Chase & Co.
200,000	2.250	01/23/20	197,535
430,000	4.250	10/15/20	435,652
270,000	2.550	10/29/20	265,103
1,400,000	2.550	03/01/21	1,372,883
80,000	2.400	06/07/21	77,626
577,000	4.500	01/24/22	591,047
320,000	3.250	09/23/22	314,975
1,217,000	2.972	01/15/23	1,178,682
250,000	3.200	01/25/23	244,618
60,000	3.375	05/01/23	58,377
250,000	2.700	05/18/23	238,275
150,000	3.875	02/01/24	150,200
60,000	3.875	09/10/24	58,916
30,000	3.125	01/23/25	28,423
460,000	3.200	06/15/26	426,565
540,000	3.625	12/01/27	500,576
550,000	6.400	05/15/38	663,410
175,000	5.500	10/15/40	190,664
110,000	5.600	07/15/41	122,510
180,000	5.400	01/06/42	194,650
150,000	4.850	02/01/44	151,036
370,000	4.950	06/01/45	372,070
JPMorgan Chase & Co., MTN
1,000,000	2.295	08/15/21	968,747
KeyBank NA
600,000	2.500	12/15/19	596,324
PNC Bank NA
500,000	2.700	11/01/22	481,414
250,000	2.950	01/30/23	242,172
PNC Bank NA, MTN
260,000	2.600	07/21/20	257,095

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
PNC Bank NA, MTN – (continued)
$550,000	3.250%		06/01/25	$ 528,698
PNC Financial Services Group, Inc. (The)
190,000	5.125		02/08/20	194,301
740,000	4.375		08/11/20	752,813
120,000	3.900		04/29/24	119,301
Santander Holdings USA, Inc.
120,000	2.650		04/17/20	118,914
490,000	3.700		03/28/22	476,854
US Bancorp, MTN
500,000	3.000		03/15/22	493,667
550,000	3.700		01/30/24	553,569
550,000	3.600		09/11/24	541,794
170,000	3.100		04/27/26	159,328
400,000	3.900		04/26/28	399,321
Wells Fargo & Co.
250,000	5.375		02/07/35	269,186
970,000	5.375		11/02/43	1,003,604
Wells Fargo & Co., GMTN
1,300,000	4.900		11/17/45	1,250,691
Wells Fargo & Co., MTN
690,000	3.000		01/22/21	682,338
128,000	3.500		03/08/22	126,458
150,000	3.000		02/19/25	140,703
560,000	3.550		09/29/25	539,494
1,345,000	4.100		06/03/26	1,300,129
Wells Fargo Bank NA
1,100,000	2.600		01/15/21	1,078,573

				42,057,472

Beverages – 2.0%
Coca-Cola Co. (The)
1,000,000	1.875		10/27/20	977,948
800,000	3.200		11/01/23	794,253
500,000	2.875		10/27/25	476,305
80,000	2.250		09/01/26	72,108
Keurig Dr Pepper, Inc.
920,000	4.417	(a)	05/25/25	906,693

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
Molson Coors Brewing Co.
$1,030,000	3.000%	07/15/26	$ 915,421
340,000	5.000	05/01/42	319,645
150,000	4.200	07/15/46	124,771
PepsiCo, Inc.
104,000	3.000	08/25/21	103,956
450,000	2.750	03/05/22	442,419
350,000	2.750	04/30/25	332,949
500,000	2.850	02/24/26	472,099
340,000	4.450	04/14/46	346,731
690,000	3.450	10/06/46	600,823
30,000	4.000	05/02/47	28,647

			6,914,768

Biotechnology – 2.9%
AbbVie, Inc.
500,000	2.500	05/14/20	493,358
70,000	2.900	11/06/22	67,526
180,000	3.600	05/14/25	171,912
190,000	3.200	05/14/26	175,105
894,000	4.500	05/14/35	818,365
150,000	4.300	05/14/36	134,389
210,000	4.400	11/06/42	183,105
175,000	4.700	05/14/45	157,047
190,000	4.450	05/14/46	163,935
200,000	4.875	11/14/48	183,748
Amgen, Inc.
500,000	2.125	05/01/20	491,434
680,000	3.450	10/01/20	680,337
400,000	3.875	11/15/21	403,431
145,000	2.650	05/11/22	139,630
100,000	3.625	05/22/24	98,224
430,000	2.600	08/19/26	383,547
402,000	4.400	05/01/45	367,404
305,000	4.663	06/15/51	282,775
Baxalta, Inc.
12,000	5.250	06/23/45	12,093
Biogen, Inc.
307,000	3.625	09/15/22	306,509

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Biotechnology – (continued)
Biogen, Inc. – (continued)
$180,000	5.200%	09/15/45	$ 181,401
Celgene Corp.
130,000	3.250	08/15/22	126,502
500,000	3.625	05/15/24	480,710
580,000	3.875	08/15/25	555,377
600,000	3.450	11/15/27	542,515
50,000	3.900	02/20/28	46,332
380,000	5.000	08/15/45	349,777
Gilead Sciences, Inc.
50,000	2.550	09/01/20	49,344
700,000	2.500	09/01/23	663,767
1,000,000	3.500	02/01/25	969,809
250,000	4.800	04/01/44	243,351
350,000	4.750	03/01/46	338,267
190,000	4.150	03/01/47	168,701

			10,429,727

Broadcasting – 0.2%
Discovery Communications LLC
375,000	3.950	03/20/28	349,213
440,000	5.200	09/20/47	406,900

			756,113

Capital Goods – 0.5%
Caterpillar Financial Services Corp.
520,000	1.700	08/09/21	498,231
Eaton Corp.
1,000,000	2.750	11/02/22	959,356
130,000	4.150	11/02/42	117,775
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	241,499

			1,816,861

Capital Markets – 3.6%
Bank of New York Mellon Corp. (The), Series G
340,000	3.000	02/24/25	324,192
Bank of New York Mellon Corp. (The), MTN
320,000	2.600	08/17/20	316,844
893,000	2.600	02/07/22	865,746
120,000	3.450	08/11/23	119,198

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Capital Markets – (continued)
Bank of New York Mellon Corp. (The), MTN – (continued)
$570,000	2.200%	08/16/23	$ 532,814
20,000	2.800	05/04/26	18,580
40,000	3.250	05/16/27	38,194
60,000	3.300	08/23/29	55,661
BlackRock, Inc.
200,000	3.500	03/18/24	198,946
Intercontinental Exchange, Inc.
200,000	2.750	12/01/20	197,694
50,000	4.000	10/15/23	50,995
500,000	3.750	12/01/25	496,139
470,000	4.250	09/21/48	442,536
Morgan Stanley
40,000	2.800	06/16/20	39,636
260,000	5.750	01/25/21	271,062
200,000	5.000	11/24/25	202,559
30,000	3.625	01/20/27	28,421
286,000	3.950	04/23/27	268,015
156,000	6.375	07/24/42	185,977
20,000	4.300	01/27/45	18,126
130,000	4.375	01/22/47	119,040
Morgan Stanley, Series F
955,000	3.875	04/29/24	941,676
Morgan Stanley, GMTN
1,180,000	2.500	04/21/21	1,147,760
945,000	5.500	07/28/21	986,814
40,000	3.125	01/23/23	38,669
25,000	3.700	10/23/24	24,232
60,000	4.000	07/23/25	58,928
730,000	3.875	01/27/26	703,999
1,150,000	4.350	09/08/26	1,120,227
Morgan Stanley, MTN
500,000	2.625	11/17/21	484,426
720,000	3.125	07/27/26	657,752
State Street Corp.
250,000	3.100	05/15/23	242,296
1,570,000	3.700	11/20/23	1,572,074
60,000	3.300	12/16/24	58,363

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Capital Markets – (continued)
State Street Corp. – (continued)
$80,000	2.650%	05/19/26	$ 73,524

			12,901,115

Chemicals – 0.5%
Eastman Chemical Co.
520,000	3.600	08/15/22	517,141
490,000	4.650	10/15/44	431,286
Sherwin-Williams Co. (The)
710,000	2.250	05/15/20	696,987
200,000	2.750	06/01/22	191,868

			1,837,282

Commercial Services & Supplies – 0.1%
Republic Services, Inc.
400,000	3.950	05/15/28	392,925

Communications – 1.7%
21st Century Fox America, Inc.
100,000	4.500	02/15/21	102,188
40,000	6.200	12/15/34	47,776
250,000	6.400	12/15/35	308,242
40,000	6.150	03/01/37	48,339
40,000	6.650	11/15/37	51,027
150,000	6.150	02/15/41	182,440
Charter Communications Operating LLC / Charter Communications Operating Capital
710,000	3.579	07/23/20	710,192
360,000	4.464	07/23/22	359,557
240,000	3.750	02/15/28	216,336
370,000	4.200	03/15/28	345,158
180,000	6.384	10/23/35	184,193
620,000	6.484	10/23/45	624,467
580,000	5.375	05/01/47	516,393
NBCUniversal Media LLC
500,000	5.150	04/30/20	513,839
500,000	4.375	04/01/21	510,281
100,000	5.950	04/01/41	111,396
Time Warner Cable LLC
50,000	6.550	05/01/37	50,767
170,000	7.300	07/01/38	183,621

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC – (continued)
$100,000	6.750%	06/15/39	$ 103,392
160,000	5.875	11/15/40	151,402
250,000	5.500	09/01/41	224,586
170,000	4.500	09/15/42	134,686
Time Warner Entertainment Co. LP
250,000	8.375	03/15/23	286,478

			5,966,756

Communications Equipment – 0.7%
Cisco Systems, Inc.
1,130,000	4.450	01/15/20	1,147,102
360,000	3.625	03/04/24	360,079
410,000	5.900	02/15/39	489,828
270,000	5.500	01/15/40	312,159

			2,309,168

Consumer Cyclical – 1.9%
Ford Motor Credit Co. LLC
300,000	8.125	01/15/20	312,668
300,000	3.336	03/18/21	289,479
555,000	5.875	08/02/21	566,865
250,000	4.375	08/06/23	237,492
250,000	3.810	01/09/24	228,455
300,000	3.664	09/08/24	270,896
576,000	4.134	08/04/25	518,147
General Motors Financial Co., Inc.
180,000	3.150	01/15/20	178,822
1,000,000	2.650	04/13/20	984,199
715,000	3.200	07/13/20	706,341
720,000	3.200	07/06/21	702,514
390,000	3.450	04/10/22	376,260
300,000	3.950	04/13/24	284,318
430,000	5.250	03/01/26	423,063
150,000	4.350	01/17/27	138,893
Toyota Motor Credit Corp.
450,000	1.950	04/17/20	442,940

			6,661,352

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Finance – 1.4%
American Express Co.
$1,150,000	3.000%		10/30/24	$ 1,085,971
115,000	4.050		12/03/42	105,769
American Express Credit Corp., MTN
450,000	2.375		05/26/20	443,693
210,000	3.300		05/03/27	199,986
Capital One Financial Corp.
150,000	3.300		10/30/24	140,860
1,010,000	3.200		02/05/25	939,561
332,000	4.200		10/29/25	318,013
680,000	3.750		07/28/26	619,319
550,000	3.800		01/31/28	506,780
Synchrony Financial
100,000	3.750		08/15/21	97,605
50,000	4.250		08/15/24	46,098
490,000	4.500		07/23/25	448,035
140,000	3.950		12/01/27	118,519

				5,070,209

Consumer Noncyclical – 0.7%
Allergan Funding SCS
360,000	3.800		03/15/25	345,895
450,000	4.550		03/15/35	418,452
HCA, Inc.
130,000	5.250		04/15/25	131,625
Mylan, Inc.
360,000	4.550	(a)	04/15/28	335,502
130,000	5.200	(a)	04/15/48	109,966
Shire Acquisitions Investments Ireland DAC
265,000	2.875		09/23/23	248,848
310,000	3.200		09/23/26	278,548
Walgreen Co.
50,000	3.100		09/15/22	48,674
Wyeth LLC
530,000	5.950		04/01/37	632,521

				2,550,031

Containers & Packaging – 0.2%
International Paper Co.
220,000	3.000		02/15/27	198,305
200,000	4.800		06/15/44	176,934

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Containers & Packaging – (continued)
International Paper Co. – (continued)
$190,000	4.400%	08/15/47	$ 161,296

			536,535

Distributors – 0.2%
American Honda Finance Corp., GMTN
297,000	1.700	09/09/21	284,321
General Motors Financial Co., Inc.
340,000	4.200	03/01/21	339,167

			623,488

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc.
440,000	3.125	03/15/26	419,943
90,000	4.500	02/11/43	90,113

			510,056

Diversified Telecommunication – 4.5%
AT&T, Inc.
370,000	5.000	03/01/21	380,435
250,000	3.200	03/01/22	245,534
50,000	3.000	06/30/22	48,464
330,000	2.625	12/01/22	313,417
50,000	3.600	02/17/23	49,175
125,000	3.800	03/01/24	122,321
60,000	3.900	03/11/24	58,933
550,000	3.950	01/15/25	531,162
440,000	3.400	05/15/25	410,628
280,000	4.125	02/17/26	271,102
100,000	4.250	03/01/27	96,760
60,000	4.100	02/15/28	56,739
700,000	4.300	02/15/30	650,462
85,000	4.500	05/15/35	75,399
195,000	5.250	03/01/37	185,827
110,000	6.000	08/15/40	110,972
90,000	5.350	09/01/40	84,745
100,000	6.375	03/01/41	104,734
320,000	5.550	08/15/41	306,203
154,000	5.150	03/15/42	140,623
350,000	4.300	12/15/42	290,444
270,000	4.800	06/15/44	235,675

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
AT&T, Inc. – (continued)
$150,000	4.350%		06/15/45	$ 122,535
470,000	4.750		05/15/46	407,453
290,000	5.150		11/15/46	263,463
200,000	5.650		02/15/47	194,590
90,000	5.450		03/01/47	85,566
510,000	4.500		03/09/48	428,639
688,000	4.550		03/09/49	573,936
710,000	5.150	(a)	02/15/50	638,458
70,000	5.700		03/01/57	67,098
Verizon Communications, Inc.
470,000	2.946		03/15/22	460,555
660,000	3.125		03/16/22	651,366
230,000	5.150		09/15/23	243,036
50,000	4.150		03/15/24	50,495
200,000	3.500		11/01/24	194,989
634,000	3.376		02/15/25	611,831
330,000	4.125		03/16/27	326,712
750,000	4.329		09/21/28	745,164
560,000	4.500		08/10/33	545,964
200,000	4.400		11/01/34	189,323
220,000	4.272		01/15/36	202,280
810,000	5.250		03/16/37	834,386
150,000	4.750		11/01/41	142,050
440,000	6.550		09/15/43	510,885
110,000	5.500		03/16/47	114,247
800,000	4.522		09/15/48	726,534
1,172,000	5.012		08/21/54	1,109,770
600,000	4.672		03/15/55	537,202

				15,748,281

Electric – 0.4%
Berkshire Hathaway Energy Co.
417,000	6.125		04/01/36	486,523
350,000	5.150		11/15/43	366,668
40,000	4.500		02/01/45	38,531
Commonwealth Edison Co.
230,000	4.000		03/01/48	212,930

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Exelon Generation Co. LLC
$250,000	6.250%	10/01/39	$ 258,975
104,000	5.600	06/15/42	100,617

			1,464,244

Electric Utilities – 1.2%
Duke Energy Corp.
170,000	1.800	09/01/21	161,583
130,000	3.750	04/15/24	128,629
1,500,000	2.650	09/01/26	1,336,754
190,000	3.150	08/15/27	174,690
Exelon Corp.
250,000	3.950	06/15/25	244,806
FirstEnergy Corp., Series B
655,000	3.900	07/15/27	626,793
FirstEnergy Corp., Series C
310,000	7.375	11/15/31	389,106
480,000	4.850	07/15/47	460,187
Southern California Edison Co., Series C
350,000	4.125	03/01/48	311,735
Southern Co. (The)
80,000	2.350	07/01/21	77,264
260,000	3.250	07/01/26	240,460
230,000	4.400	07/01/46	207,991

			4,359,998

Energy – 1.6%
Anadarko Finance Co., Series B
300,000	7.500	05/01/31	348,078
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
100,000	5.250	01/15/25	101,969
500,000	4.250	12/01/27	467,500
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
275,000	3.337	12/15/27	246,763
ConocoPhillips Co.
150,000	4.950	03/15/26	158,156
100,000	4.300	11/15/44	95,481
ConocoPhillips Holding Co.
130,000	6.950	04/15/29	157,953
Enterprise Products Operating LLC
200,000	3.350	03/15/23	196,427

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$340,000	4.450%	02/15/43	$ 302,895
200,000	4.850	03/15/44	187,099
190,000	5.100	02/15/45	186,869
50,000	4.900	05/15/46	47,919
200,000	4.800	02/01/49	189,160
Plains All American Pipeline LP / PAA Finance Corp.
1,000,000	4.500	12/15/26	955,246
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	104,187
895,000	5.625	03/01/25	933,832
318,000	5.875	06/30/26	335,093
220,000	5.000	03/15/27	220,137
Sunoco Logistics Partners Operations LP
500,000	4.000	10/01/27	455,718
50,000	5.350	05/15/45	43,457

			5,733,939

Energy Equipment & Services – 0.4%
Halliburton Co.
125,000	3.500	08/01/23	122,964
350,000	3.800	11/15/25	336,392
150,000	4.850	11/15/35	146,121
40,000	6.700	09/15/38	46,355
150,000	4.750	08/01/43	139,823
140,000	5.000	11/15/45	135,204
National Oilwell Varco, Inc.
400,000	2.600	12/01/22	376,437

			1,303,296

Entertainment – 0.2%
Viacom, Inc.
220,000	4.250	09/01/23	221,523
190,000	6.875	04/30/36	209,615
216,000	4.375	03/15/43	175,690
Walt Disney Co. (The)
239,000	3.000	02/13/26	228,246

			835,074

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Equity Real Estate Investment – 0.7%
American Tower Corp.
$50,000	4.000%	06/01/25	$ 48,499
190,000	3.375	10/15/26	174,800
Crown Castle International Corp.
250,000	4.875	04/15/22	257,051
350,000	5.250	01/15/23	362,538
60,000	3.150	07/15/23	57,577
1,160,000	4.450	02/15/26	1,147,392
230,000	3.650	09/01/27	211,776
HCP, Inc.
250,000	2.625	02/01/20	247,532
Welltower, Inc.
60,000	4.000	06/01/25	58,431

			2,565,596

Financial Company – 0.7%
GE Capital International Funding Co. Unlimited Co.
230,000	2.342	11/15/20	219,033
500,000	3.373	11/15/25	432,228
1,400,000	4.418	11/15/35	1,133,494
International Lease Finance Corp.
495,000	5.875	08/15/22	521,297

			2,306,052

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.
734,000	2.300	05/18/22	713,377
400,000	3.000	05/18/27	378,894
Kroger Co. (The)
150,000	4.450	02/01/47	131,080
Sysco Corp.
200,000	3.300	07/15/26	188,514
60,000	3.250	07/15/27	55,756
Walgreens Boots Alliance, Inc.
550,000	3.300	11/18/21	542,143
Walmart, Inc.
30,000	1.750	10/09/19	29,756
80,000	1.900	12/15/20	78,240
200,000	2.350	12/15/22	192,155
200,000	2.550	04/11/23	192,625
500,000	2.650	12/15/24	476,558

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Staples Retailing – (continued)
Walmart, Inc. – (continued)
$500,000	3.700%	06/26/28	$ 495,093
360,000	5.250	09/01/35	407,862
50,000	3.950	06/28/38	48,403
100,000	3.625	12/15/47	89,314
650,000	4.050	06/29/48	623,918

			4,643,688

Food Products – 0.2%
Conagra Brands, Inc.
400,000	4.850	11/01/28	399,129
Tyson Foods, Inc.
50,000	3.950	08/15/24	49,421
140,000	4.550	06/02/47	123,798

			572,348

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories
500,000	2.900	11/30/21	486,912
34,000	3.400	11/30/23	33,601
60,000	2.950	03/15/25	56,855
84,000	3.750	11/30/26	81,744
500,000	4.750	11/30/36	509,378
Becton Dickinson and Co.
300,000	3.700	06/06/27	280,000
400,000	4.669	06/06/47	372,787
Boston Scientific Corp.
50,000	6.000	01/15/20	51,390
Stryker Corp.
380,000	3.500	03/15/26	361,648
Zimmer Biomet Holdings, Inc.
800,000	2.700	04/01/20	790,337
820,000	3.550	04/01/25	770,667

			3,795,319

Health Care Providers & Services – 3.7%
Aetna, Inc.
350,000	2.800	06/15/23	332,060
260,000	6.625	06/15/36	308,077
Anthem, Inc.
60,000	2.500	11/21/20	58,920

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
Anthem, Inc. – (continued)
$990,000	3.650%	12/01/27	$ 931,250
90,000	4.625	05/15/42	84,475
50,000	4.650	01/15/43	47,559
75,000	4.650	08/15/44	70,790
120,000	4.375	12/01/47	108,138
Cardinal Health, Inc.
500,000	2.616	06/15/22	476,477
500,000	3.079	06/15/24	469,299
Cigna Corp.
238,000	3.250	04/15/25	224,737
560,000	3.875	10/15/47	457,176
CVS Health Corp.
648,000	2.750	12/01/22	614,723
579,000	4.100	03/25/25	571,741
200,000	3.875	07/20/25	194,144
477,000	4.300	03/25/28	465,944
925,000	5.300	12/05/43	922,569
578,000	5.125	07/20/45	563,002
840,000	5.050	03/25/48	814,181
Express Scripts Holding Co.
330,000	4.750	11/15/21	338,608
670,000	3.900	02/15/22	670,379
60,000	3.000	07/15/23	57,202
50,000	3.500	06/15/24	48,554
195,000	4.500	02/25/26	196,325
310,000	3.400	03/01/27	286,552
100,000	4.800	07/15/46	94,368
UnitedHealth Group, Inc.
110,000	2.700	07/15/20	109,405
500,000	2.875	03/15/22	490,842
510,000	2.875	03/15/23	496,434
520,000	3.750	07/15/25	520,531
330,000	3.100	03/15/26	313,631
890,000	3.450	01/15/27	866,462
120,000	4.625	07/15/35	124,800
100,000	4.250	03/15/43	97,860
300,000	4.750	07/15/45	312,240

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc. – (continued)
$180,000	4.200%		01/15/47	$ 172,938
130,000	3.750		10/15/47	116,528

				13,028,921

Healthcare – 1.3%
Halfmoon Parent, Inc.
200,000	4.375	(a)	10/15/28	196,159
400,000	4.900	(a)	12/15/48	381,962
HCA, Inc.
810,000	6.500		02/15/20	832,781
250,000	4.750		05/01/23	250,625
300,000	5.000		03/15/24	301,875
250,000	5.250		06/15/26	252,500
255,000	5.500		06/15/47	246,713
Medtronic Global Holdings SCA
180,000	3.350		04/01/27	172,911
Medtronic, Inc.
400,000	2.500		03/15/20	396,653
950,000	3.150		03/15/22	933,113
50,000	3.625		03/15/24	49,679
250,000	4.375		03/15/35	251,127
420,000	4.625		03/15/45	427,004

				4,693,102

Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp., MTN
1,000,000	2.625		01/15/22	974,390
180,000	3.700		01/30/26	175,695
280,000	3.500		03/01/27	269,892
25,000	4.700		12/09/35	24,926
534,000	4.875		12/09/45	529,985
Starbucks Corp.
1,280,000	4.000		11/15/28	1,249,336

				3,224,224

Industrial Conglomerates – 0.6%
General Electric Co.
280,000	4.500		03/11/44	223,652
General Electric Co., GMTN
300,000	5.500		01/08/20	302,167

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Industrial Conglomerates – (continued)
General Electric Co., GMTN – (continued)
$30,000	6.150%	08/07/37	$ 28,448
550,000	6.875	01/10/39	558,287
General Electric Co., MTN
750,000	5.875	01/14/38	700,129
Honeywell International, Inc.
245,000	2.500	11/01/26	225,183

			2,037,866

Insurance – 1.2%
American International Group, Inc.
245,000	4.200	04/01/28	233,614
350,000	3.875	01/15/35	298,413
175,000	6.250	05/01/36	192,872
520,000	4.800	07/10/45	471,480
260,000	4.375	01/15/55	211,737
Berkshire Hathaway Finance Corp.
10,000	5.750	01/15/40	11,468
Chubb INA Holdings, Inc.
400,000	3.150	03/15/25	385,076
400,000	3.350	05/03/26	384,739
250,000	4.350	11/03/45	246,498
MetLife, Inc.
100,000	4.750	02/08/21	102,658
250,000	3.600	04/10/24	249,109
240,000	6.375	06/15/34	282,192
170,000	5.700	06/15/35	188,753
160,000	4.125	08/13/42	146,705
129,000	4.875	11/13/43	130,952
230,000	4.050	03/01/45	205,803
200,000	4.600	05/13/46	195,296
MetLife, Inc., Series D
130,000	4.368	09/15/23	133,532

			4,070,897

Interactive Media & Services – 0.1%
Alphabet, Inc.
390,000	1.998	08/15/26	348,355

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.
$240,000	3.300%	12/05/21	$ 240,203
460,000	2.400	02/22/23	440,144
370,000	2.800	08/22/24	352,244
1,070,000	3.800	12/05/24	1,078,608
580,000	3.150	08/22/27	547,958
170,000	4.800	12/05/34	179,143
200,000	3.875	08/22/37	188,385
500,000	4.950	12/05/44	535,829
125,000	4.050	08/22/47	117,887
eBay, Inc.
150,000	2.875	08/01/21	147,131
250,000	2.600	07/15/22	239,223
250,000	2.750	01/30/23	238,050

			4,304,805

IT Services – 1.0%
Fidelity National Information Services, Inc.
100,000	5.000	10/15/25	103,766
101,000	3.000	08/15/26	91,921
International Business Machines Corp.
1,000,000	1.875	08/01/22	935,802
350,000	3.375	08/01/23	343,552
500,000	3.625	02/12/24	490,593
320,000	4.000	06/20/42	285,965
Visa, Inc.
380,000	3.150	12/14/25	367,810
400,000	2.750	09/15/27	369,352
270,000	4.150	12/14/35	271,455
180,000	4.300	12/14/45	181,275
30,000	3.650	09/15/47	26,928

			3,468,419

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.
50,000	3.600	08/15/21	50,043
790,000	3.300	02/15/22	778,662
20,000	3.150	01/15/23	19,464
50,000	3.000	04/15/23	47,938
50,000	4.150	02/01/24	50,299

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific, Inc. – (continued)
$544,000	2.950%	09/19/26	$ 496,188

			1,442,594

Machinery – 0.4%
Caterpillar, Inc.
30,000	3.900	05/27/21	30,400
130,000	3.400	05/15/24	129,234
80,000	5.200	05/27/41	86,968
130,000	3.803	08/15/42	117,125
Deere & Co.
580,000	2.600	06/08/22	561,595
Wabtec Corp.
500,000	4.700	09/15/28	472,245

			1,397,567

Media – 2.1%
Comcast Corp.
590,000	3.125	07/15/22	582,348
60,000	3.000	02/01/24	57,906
50,000	3.375	08/15/25	47,927
250,000	3.150	03/01/26	235,415
100,000	2.350	01/15/27	87,652
60,000	3.300	02/01/27	56,426
60,000	3.150	02/15/28	55,137
110,000	3.550	05/01/28	103,601
900,000	4.150	10/15/28	892,879
100,000	4.250	01/15/33	97,219
500,000	4.200	08/15/34	472,100
170,000	4.400	08/15/35	162,818
500,000	3.200	07/15/36	413,489
100,000	6.450	03/15/37	117,150
160,000	6.950	08/15/37	195,689
170,000	3.900	03/01/38	153,366
150,000	4.650	07/15/42	144,794
240,000	4.750	03/01/44	235,611
500,000	4.600	08/15/45	482,363
340,000	4.000	08/15/47	296,943
280,000	3.969	11/01/47	242,394
250,000	4.000	03/01/48	219,218

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
$600,000	4.700%	10/15/48	$ 586,181
60,000	3.999	11/01/49	51,639
400,000	4.950	10/15/58	394,061
Warner Media LLC
315,000	3.600	07/15/25	296,886
560,000	3.800	02/15/27	525,346
250,000	4.850	07/15/45	221,799

			7,428,357

Metals & Mining – 0.1%
Newmont Mining Corp.
120,000	6.250	10/01/39	128,949
150,000	4.875	03/15/42	138,386

			267,335

Multiline Retail – 0.3%
Target Corp.
800,000	3.500	07/01/24	802,017
200,000	4.000	07/01/42	182,586
140,000	3.625	04/15/46	119,136

			1,103,739

Multi-Utilities – 0.2%
Dominion Energy, Inc.
120,000	2.579	07/01/20	117,797
260,000	3.900	10/01/25	254,671
NiSource, Inc.
225,000	4.375	05/15/47	204,207

			576,675

Oil, Gas & Consumable Fuels – 4.8%
Anadarko Petroleum Corp.
485,000	6.450	09/15/36	517,430
310,000	6.200	03/15/40	323,421
70,000	6.600	03/15/46	77,190
Apache Corp.
570,000	4.375	10/15/28	536,404
530,000	6.000	01/15/37	543,125
200,000	4.750	04/15/43	172,162
Chevron Corp.
646,000	2.566	05/16/23	618,765

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chevron Corp. – (continued)
$30,000	2.895%	03/03/24	$ 28,927
180,000	2.954	05/16/26	169,434
Concho Resources, Inc.
630,000	4.875	10/01/47	589,050
ConocoPhillips
150,000	6.500	02/01/39	183,635
Continental Resources, Inc.
800,000	5.000	09/15/22	801,200
760,000	4.500	04/15/23	745,275
120,000	3.800	06/01/24	113,550
Devon Energy Corp.
50,000	5.600	07/15/41	46,944
120,000	4.750	05/15/42	101,564
Energy Transfer Operating LP
20,000	4.650	06/01/21	20,259
100,000	3.600	02/01/23	96,990
20,000	5.150	03/15/45	17,182
30,000	6.125	12/15/45	28,721
10,000	5.300	04/15/47	8,710
Energy Transfer Operating LP, Series 30Y
500,000	6.000	06/15/48	479,708
Exxon Mobil Corp.
535,000	2.222	03/01/21	523,099
150,000	3.043	03/01/26	143,322
60,000	3.567	03/06/45	53,051
370,000	4.114	03/01/46	355,335
Hess Corp.
350,000	4.300	04/01/27	320,066
270,000	6.000	01/15/40	246,985
200,000	5.600	02/15/41	175,304
Kinder Morgan, Inc.
530,000	5.550	06/01/45	517,340
425,000	5.050	02/15/46	384,500
Kinder Morgan, Inc./de
180,000	3.150	01/15/23	172,794
Kinder Morgan, Inc./de, GMTN
440,000	7.750	01/15/32	522,731

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Marathon Oil Corp.
$250,000	2.800%	11/01/22	$ 237,157
270,000	6.600	10/01/37	291,951
Marathon Petroleum Corp.
225,000	5.125	03/01/21	232,069
120,000	6.500	03/01/41	130,515
MPLX LP
1,000,000	4.500	07/15/23	1,001,992
50,000	4.875	06/01/25	50,181
145,000	4.500	04/15/38	124,956
250,000	5.200	03/01/47	224,678
Noble Energy, Inc.
320,000	5.250	11/15/43	284,994
215,000	5.050	11/15/44	186,560
Occidental Petroleum Corp.
1,220,000	3.400	04/15/26	1,177,578
285,000	4.625	06/15/45	279,217
130,000	4.400	04/15/46	123,199
92,000	4.100	02/15/47	83,469
60,000	4.200	03/15/48	55,465
Phillips 66
210,000	3.900	03/15/28	199,012
140,000	4.650	11/15/34	134,431
100,000	5.875	05/01/42	107,438
110,000	4.875	11/15/44	104,569
Valero Energy Corp.
300,000	6.125	02/01/20	309,920
150,000	3.400	09/15/26	136,507
Williams Cos., Inc. (The)
1,000,000	4.550	06/24/24	1,008,793
430,000	3.900	01/15/25	412,808
50,000	3.750	06/15/27	46,167
240,000	6.300	04/15/40	248,694

			16,826,493

Pharmaceuticals – 1.6%
Allergan Funding SCS
50,000	4.850	06/15/44	46,901
200,000	4.750	03/15/45	185,918

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co.
$100,000	2.350%	05/15/22	$ 97,167
380,000	3.950	05/15/47	358,246
Johnson & Johnson
50,000	2.250	03/03/22	48,512
1,000,000	2.625	01/15/25	948,839
60,000	2.450	03/01/26	55,622
700,000	3.550	03/01/36	655,543
420,000	3.625	03/03/37	394,234
60,000	3.400	01/15/38	54,577
70,000	3.700	03/01/46	64,933
Merck & Co., Inc.
40,000	2.350	02/10/22	38,572
150,000	2.750	02/10/25	143,400
50,000	4.150	05/18/43	49,464
260,000	3.700	02/10/45	242,375
Mylan NV
340,000	3.950	06/15/26	312,826
170,000	5.250	06/15/46	146,874
Pfizer, Inc.
40,000	2.200	12/15/21	38,864
125,000	2.750	06/03/26	117,771
50,000	3.000	12/15/26	47,610
470,000	7.200	03/15/39	642,162
510,000	4.400	05/15/44	513,057
130,000	4.125	12/15/46	125,888
Shire Acquisitions Investments Ireland DAC
50,000	2.400	09/23/21	47,851
Zoetis, Inc.
100,000	4.700	02/01/43	99,343

			5,476,549

REITs and Real Estate – 0.3%
Boston Properties LP
370,000	3.850	02/01/23	366,069
60,000	2.750	10/01/26	53,658
Simon Property Group LP
500,000	4.375	03/01/21	508,625

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Simon Property Group LP – (continued)
$150,000	3.375%	10/01/24	$ 145,854

			1,074,206

Road & Rail – 0.4%
CSX Corp.
550,000	3.250	06/01/27	515,316
30,000	3.800	03/01/28	29,003
190,000	3.800	11/01/46	163,052
Union Pacific Corp.
590,000	4.163	07/15/22	598,552
200,000	4.500	09/10/48	192,825

			1,498,748

Semiconductors & Semiconductor – 1.6%
Applied Materials, Inc.
830,000	3.300	04/01/27	782,509
260,000	4.350	04/01/47	244,028
Intel Corp.
240,000	2.450	07/29/20	238,189
500,000	2.875	05/11/24	481,053
503,000	3.700	07/29/25	498,640
400,000	2.600	05/19/26	369,118
720,000	3.150	05/11/27	688,073
145,000	4.100	05/11/47	136,720
95,000	3.734	12/08/47	84,599
QUALCOMM, Inc.
200,000	2.250	05/20/20	196,971
1,000,000	3.000	05/20/22	973,338
120,000	2.600	01/30/23	114,112
310,000	2.900	05/20/24	291,676
284,000	3.450	05/20/25	269,760
130,000	4.650	05/20/35	124,424
70,000	4.800	05/20/45	64,803
130,000	4.300	05/20/47	113,479

			5,671,492

Software – 3.7%
Microsoft Corp.
140,000	1.850	02/06/20	138,026
570,000	1.850	02/12/20	563,687

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
Microsoft Corp. – (continued)
$300,000	1.550%	08/08/21	$ 287,928
60,000	2.400	02/06/22	58,594
1,000,000	2.375	02/12/22	975,095
485,000	2.650	11/03/22	473,994
280,000	2.875	02/06/24	270,946
125,000	2.700	02/12/25	119,117
60,000	2.400	08/08/26	55,003
475,000	3.500	02/12/35	443,340
1,380,000	3.450	08/08/36	1,271,918
120,000	4.100	02/06/37	119,908
195,000	5.200	06/01/39	223,201
200,000	4.500	10/01/40	207,762
280,000	3.500	11/15/42	251,530
140,000	3.750	02/12/45	130,136
219,000	4.450	11/03/45	226,489
500,000	3.700	08/08/46	460,398
80,000	4.000	02/12/55	75,253
50,000	4.750	11/03/55	53,699
420,000	3.950	08/08/56	390,780
150,000	4.500	02/06/57	154,572
Microsoft Corp., Series 30Y
430,000	4.250	02/06/47	434,533
Oracle Corp.
356,000	2.800	07/08/21	352,211
400,000	1.900	09/15/21	383,890
150,000	2.500	05/15/22	145,383
150,000	2.625	02/15/23	144,405
900,000	2.400	09/15/23	852,189
40,000	2.950	11/15/24	38,144
260,000	2.950	05/15/25	246,630
270,000	2.650	07/15/26	246,968
80,000	3.250	11/15/27	76,142
200,000	3.900	05/15/35	187,471
420,000	3.850	07/15/36	388,439
245,000	3.800	11/15/37	223,559
40,000	6.500	04/15/38	49,256

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$60,000	6.125%	07/08/39	$ 71,728
440,000	5.375	07/15/40	485,048
300,000	4.125	05/15/45	279,160
440,000	4.000	07/15/46	399,537
790,000	4.000	11/15/47	715,662
200,000	4.375	05/15/55	187,366
VMware, Inc.
300,000	2.950	08/21/22	283,367

			13,142,464

Specialty Retail – 0.9%
Home Depot, Inc. (The)
100,000	4.400	04/01/21	102,449
170,000	2.625	06/01/22	166,082
250,000	2.700	04/01/23	243,309
80,000	3.350	09/15/25	77,917
105,000	3.000	04/01/26	99,940
60,000	2.125	09/15/26	53,328
60,000	2.800	09/14/27	55,381
700,000	5.875	12/16/36	819,318
320,000	4.400	03/15/45	314,292
200,000	4.250	04/01/46	193,415
290,000	3.900	06/15/47	264,396
130,000	3.500	09/15/56	105,953
Lowe’s Cos., Inc.
310,000	2.500	04/15/26	282,103
30,000	3.100	05/03/27	28,275
100,000	3.700	04/15/46	85,660
504,000	4.050	05/03/47	455,882

			3,347,700

Technology – 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
50,000	3.000	01/15/22	48,279
30,000	2.650	01/15/23	28,033
550,000	3.625	01/15/24	518,606
300,000	3.125	01/15/25	270,254
590,000	3.875	01/15/27	530,109
160,000	3.500	01/15/28	139,618

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – (continued)
Dell International LLC / EMC Corp.
$1,280,000	4.420	%(a)	06/15/21	$ 1,281,038
175,000	5.450	(a)	06/15/23	178,445
280,000	6.020	(a)	06/15/26	283,398
40,000	8.100	(a)	07/15/36	43,276
160,000	8.350	(a)	07/15/46	176,832
Seagate HDD Cayman
550,000	4.250		03/01/22	528,825
220,000	4.750		06/01/23	209,412

				4,236,125

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.
1,177,000	2.250		02/23/21	1,151,220
200,000	2.850		05/06/21	198,377
249,000	1.550		08/04/21	238,882
230,000	2.150		02/09/22	220,963
830,000	2.500		02/09/22	810,712
130,000	2.700		05/13/22	127,462
320,000	2.400		01/13/23	307,232
30,000	3.000		02/09/24	29,114
930,000	3.450		05/06/24	917,773
475,000	2.850		05/11/24	455,739
350,000	2.450		08/04/26	317,546
220,000	3.000		06/20/27	206,440
500,000	2.900		09/12/27	462,317
230,000	4.500		02/23/36	239,515
157,000	3.850		05/04/43	143,697
200,000	3.450		02/09/45	171,446
380,000	4.375		05/13/45	373,808
400,000	4.650		02/23/46	408,031
1,075,000	3.850		08/04/46	969,630
160,000	4.250		02/09/47	154,616
50,000	3.750		11/13/47	44,629
Hewlett Packard Enterprise Co.
500,000	4.900		10/15/25	503,207
210,000	6.350		10/15/45	195,327

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Western Digital Corp.
$200,000	4.750%	02/15/26	$ 183,500

			8,831,183

Tobacco – 0.6%
Altria Group, Inc.
1,000,000	2.850	08/09/22	959,661
Philip Morris International, Inc.
112,000	1.875	02/25/21	108,029
50,000	3.250	11/10/24	48,423
670,000	3.375	08/11/25	649,129
20,000	2.750	02/25/26	18,553
140,000	6.375	05/16/38	162,245
100,000	4.375	11/15/41	91,443
30,000	3.875	08/21/42	25,567
205,000	4.125	03/04/43	181,094
50,000	4.250	11/10/44	45,010

			2,289,154

Transportation – 0.4%
Burlington Northern Santa Fe LLC
240,000	4.450	03/15/43	236,851
130,000	4.900	04/01/44	135,666
150,000	4.550	09/01/44	149,330
500,000	4.150	04/01/45	471,206
100,000	3.900	08/01/46	90,318
200,000	4.125	06/15/47	188,536

			1,271,907

Wireless – 0.1%
Cc Holdings GS V LLC / Crown Castle GS III Corp.
500,000	3.849	04/15/23	489,935

TOTAL CORPORATE OBLIGATIONS (Cost $275,249,328)			265,249,290

Foreign Corporate Debt – 23.3%
Banks – 10.3%
Australia & New Zealand Banking Group Ltd. (Australia)
610,000	2.550	11/23/21	591,271
Australia & New Zealand Banking Group Ltd., MTN (Australia)
250,000	2.700	11/16/20	247,257

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Australia & New Zealand Banking Group Ltd., MTN (Australia) – (continued)
$640,000	2.300%	06/01/21	$ 620,337
Banco Santander SA (Spain)
400,000	3.500	04/11/22	389,245
600,000	3.125	02/23/23	562,879
200,000	3.848	04/12/23	192,667
400,000	5.179	11/19/25	394,048
240,000	4.250	04/11/27	221,500
200,000	3.800	02/23/28	176,609
Bank of Montreal, Series D (Canada)
1,000,000	3.100	04/13/21	992,948
Bank of Montreal, MTN (Canada)
220,000	1.900	08/27/21	211,347
200,000	2.550	11/06/22	192,134
Bank of Nova Scotia (The) (Canada)
70,000	2.350	10/21/20	68,752
70,000	2.450	03/22/21	68,463
1,000,000	2.700	03/07/22	971,197
Barclays Bank PLC (United Kingdom)
500,000	5.125	01/08/20	508,795
Barclays PLC (United Kingdom)
500,000	2.750	11/08/19	494,981
200,000	3.684	01/10/23	190,918
400,000	4.375	01/12/26	378,122
400,000	4.950	01/10/47	347,834
BNP Paribas SA (France)
1,240,000	5.000	01/15/21	1,276,253
BNP Paribas SA, MTN (France)
50,000	3.250	03/03/23	48,643
Cooperatieve Rabobank UA (Netherlands)
100,000	3.875	02/08/22	100,294
500,000	3.950	11/09/22	493,551
800,000	4.625	12/01/23	804,795
380,000	5.250	05/24/41	408,186
370,000	5.750	12/01/43	398,488
Cooperatieve Rabobank UA, MTN (Netherlands)
500,000	2.250	01/14/20	494,875

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Credit Suisse AG, MTN (Switzerland)
$2,110,000	3.625%	09/09/24	$ 2,054,115
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800	09/15/22	296,042
250,000	4.875	05/15/45	243,780
Deutsche Bank AG (Germany)
320,000	2.700	07/13/20	311,489
510,000	3.300	11/16/22	473,384
130,000	3.700	05/30/24	117,552
Deutsche Bank AG (Germany)
1,030,000	3.150	01/22/21	993,762
390,000	3.950	02/27/23	368,846
HSBC Holdings PLC (United Kingdom)
200,000	2.950	05/25/21	195,625
700,000	2.650	01/05/22	672,422
300,000	4.250	03/14/24	294,154
400,000	4.250	08/18/25	384,200
350,000	4.300	03/08/26	340,018
200,000	4.375	11/23/26	191,504
250,000	6.500	05/02/36	280,280
100,000	6.500	09/15/37	113,240
110,000	6.800	06/01/38	127,458
600,000	5.250	03/14/44	588,732
ING Groep NV (Netherlands)
200,000	3.950	03/29/27	188,990
Lloyds Bank PLC (United Kingdom)
500,000	2.700	08/17/20	493,308
Lloyds Banking Group PLC (United Kingdom)
450,000	3.000	01/11/22	432,791
200,000	4.500	11/04/24	191,960
200,000	5.300	12/01/45	182,483
200,000	4.344	01/09/48	156,354
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,070,000	2.665	07/25/22	1,033,290
200,000	3.850	03/01/26	197,029
330,000	3.677	02/22/27	320,145
500,000	3.961	03/02/28	495,117

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc. (Japan)
$200,000	2.839%	09/13/26	$ 182,992
National Australia Bank Ltd. (Australia)
550,000	2.500	07/12/26	492,708
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500	05/22/22	528,282
Royal Bank of Canada, GMTN (Canada)
450,000	2.150	03/06/20	444,467
100,000	2.500	01/19/21	98,308
Royal Bank of Canada, MTN (Canada)
1,100,000	2.350	10/30/20	1,081,138
Royal Bank of Scotland Group PLC (United Kingdom)
1,500,000	6.000	12/19/23	1,509,683
350,000	4.800	04/05/26	338,663
Santander UK Group Holdings PLC (United Kingdom)
470,000	3.125	01/08/21	459,726
445,000	2.875	08/05/21	428,011
200,000	3.571	01/10/23	190,660
Sumitomo Mitsui Banking Corp. (Japan)
290,000	2.450	01/16/20	288,225
Sumitomo Mitsui Financial Group, Inc. (Japan)
460,000	2.934	03/09/21	453,920
150,000	2.778	10/18/22	144,684
400,000	3.784	03/09/26	392,152
50,000	2.632	07/14/26	45,124
610,000	3.010	10/19/26	564,906
150,000	3.364	07/12/27	141,972
Toronto-Dominion Bank (The) (Canada)
60,000	1.800	07/13/21	57,608
Toronto-Dominion Bank (The), GMTN (Canada)
365,000	2.500	12/14/20	359,492
1,390,000	3.500	07/19/23	1,384,260
Toronto-Dominion Bank (The), MTN (Canada)
402,000	2.125	04/07/21	390,194
Westpac Banking Corp. (Australia)
492,000	2.150	03/06/20	484,998
1,095,000	2.300	05/26/20	1,079,097
250,000	2.600	11/23/20	246,337
300,000	2.100	05/13/21	289,635

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia) – (continued)
$750,000	3.650%	05/15/23	$ 747,564
120,000	2.700	08/19/26	109,001

			36,518,266

Capital Goods – 0.1%
ABB Finance USA, Inc. (Switzerland)
80,000	2.875	05/08/22	77,969
110,000	4.375	05/08/42	108,482

			186,451

Communications – 0.0%
Telefonica Europe BV (Spain)
40,000	8.250	09/15/30	50,494

Consumer Noncyclical – 1.0%
BAT Capital Corp. (United Kingdom)
500,000	2.764	08/15/22	474,322
300,000	3.222	08/15/24	278,195
1,000,000	3.557	08/15/27	899,946
790,000	4.390	08/15/37	668,935
350,000	4.540	08/15/47	287,154
GlaxoSmithKline Capital, Inc. (United Kingdom)
172,000	6.375	05/15/38	212,064
Novartis Capital Corp. (Switzerland)
175,000	2.400	05/17/22	169,650
300,000	3.000	11/20/25	284,585
220,000	4.400	05/06/44	224,047

			3,498,898

Consumer Products – 0.5%
Unilever Capital Corp. (United Kingdom)
1,700,000	4.250	02/10/21	1,732,975

Diversified Telecommunication – 0.2%
Orange SA (France)
500,000	1.625	11/03/19	492,208
30,000	9.000	03/01/31	41,291
50,000	5.375	01/13/42	52,365
140,000	5.500	02/06/44	149,169

			735,033

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Electric – 0.2%
Emera US Finance LP (Canada)
$50,000	2.700%	06/15/21	$ 48,404
360,000	3.550	06/15/26	334,897
500,000	4.750	06/15/46	466,129

			849,430

Energy – 1.9%
BP Capital Markets PLC (United Kingdom)
2,240,000	3.561	11/01/21	2,236,358
20,000	2.500	11/06/22	19,117
500,000	3.224	04/14/24	484,488
20,000	3.535	11/04/24	19,588
50,000	3.119	05/04/26	46,579
60,000	3.017	01/16/27	55,322
200,000	3.279	09/19/27	186,591
Shell International Finance BV (Netherlands)
500,000	2.125	05/11/20	492,338
400,000	2.250	11/10/20	392,670
425,000	1.750	09/12/21	407,021
280,000	3.250	05/11/25	270,680
60,000	2.875	05/10/26	56,241
310,000	6.375	12/15/38	383,780
700,000	5.500	03/25/40	784,807
100,000	4.550	08/12/43	100,567
240,000	4.375	05/11/45	236,065
160,000	4.000	05/10/46	148,145
Total Capital Canada Ltd. (France)
125,000	2.750	07/15/23	120,423
Total Capital International SA (France)
250,000	3.700	01/15/24	250,128
125,000	3.750	04/10/24	126,082

			6,816,990

Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	5.000	10/01/21	510,625
150,000	3.650	07/21/27	130,594

			641,219

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Food and Beverage – 2.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
$1,097,000	3.650	%(a)	02/01/26	$ 1,034,107
370,000	4.700	(a)	02/01/36	349,294
1,335,000	4.900	(a)	02/01/46	1,244,646
Anheuser-Busch InBev Finance, Inc. (Belgium)
210,000	2.650		02/01/21	205,694
1,900,000	2.625		01/17/23	1,789,923
640,000	3.300		02/01/23	619,643
440,000	4.625		02/01/44	396,390
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,000,000	6.875		11/15/19	1,032,856
170,000	3.500		01/12/24	163,823
150,000	4.000		04/13/28	143,120
100,000	4.375		04/15/38	90,050
210,000	8.200		01/15/39	275,511
212,000	3.750		07/15/42	168,125
250,000	4.600		04/15/48	224,225
140,000	4.439		10/06/48	121,542
110,000	4.750		04/15/58	96,836
Diageo Investment Corp. (United Kingdom)
50,000	2.875		05/11/22	48,838

				8,004,623

Hotels, Restaurants & Leisure – 0.5%
Sands China Ltd. (Macau)
920,000	4.600	(a)	08/08/23	907,925
830,000	5.400	(a)	08/08/28	794,725

				1,702,650

Internet & Direct Marketing Retail – 0.5%
Alibaba Group Holding Ltd. (China)
1,470,000	3.125		11/28/21	1,450,514
250,000	3.600		11/28/24	243,750
236,000	4.200		12/06/47	205,102

				1,899,366

Metals & Mining – 0.6%
Barrick Gold Corp. (Canada)
80,000	5.250		04/01/42	77,831

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Metals & Mining – (continued)
Barrick North America Finance LLC (Canada)
$120,000	5.750%	05/01/43	$ 124,387
Barrick PD Australia Finance Pty Ltd. (Canada)
280,000	5.950	10/15/39	294,717
BHP Billiton Finance USA Ltd. (Australia)
590,000	5.000	09/30/43	623,211
Rio Tinto Finance USA Ltd. (Australia)
140,000	5.200	11/02/40	150,782
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	74,975
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	262,639
130,000	6.750	04/16/40	140,064
60,000	5.250	11/08/42	55,058
140,000	5.875	04/23/45	138,982
Vale Overseas Ltd. (Brazil)
80,000	8.250	01/17/34	98,100

			2,040,746

Mining – 0.4%
Barrick North America Finance LLC (Canada)
120,000	5.700	05/30/41	123,762
BHP Billiton Finance USA Ltd. (Australia)
250,000	4.125	02/24/42	236,006
Vale Overseas Ltd. (Brazil)
503,000	4.375	01/11/22	510,545
480,000	6.250	08/10/26	513,600
154,000	6.875	11/21/36	172,673

			1,556,586

Oil & Gas – 0.1%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000	05/09/23	192,500

Oil Company-Exploration & Production – 0.1%
Nexen Energy ULC (China)
250,000	6.400	05/15/37	296,669

Oil, Gas & Consumable Fuels – 1.2%
Canadian Natural Resources Ltd. (Canada)
210,000	3.850	06/01/27	197,082
100,000	6.250	03/15/38	108,883

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Natural Resources Ltd., GMTN (Canada)
$150,000	4.950%	06/01/47	$ 141,983
Cenovus Energy, Inc. (Canada)
325,000	5.400	06/15/47	271,375
Ecopetrol SA (Colombia)
520,000	5.875	09/18/23	542,100
505,000	5.375	06/26/26	502,159
20,000	7.375	09/18/43	21,725
340,000	5.875	05/28/45	311,100
Equinor ASA (Norway)
570,000	2.250	11/08/19	565,232
430,000	3.150	01/23/22	425,876
100,000	3.950	05/15/43	91,737
160,000	4.800	11/08/43	165,890
TransCanada PipeLines Ltd. (Canada)
490,000	4.250	05/15/28	477,226
50,000	4.625	03/01/34	46,964
250,000	6.200	10/15/37	271,565
160,000	6.100	06/01/40	171,673

			4,312,570

Pharmaceuticals – 1.1%
AstraZeneca PLC (United Kingdom)
185,000	3.375	11/16/25	176,436
90,000	3.125	06/12/27	82,591
670,000	4.000	01/17/29	651,575
620,000	6.450	09/15/37	728,097
80,000	4.375	11/16/45	74,246
490,000	4.375	08/17/48	455,087
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	66,369
GlaxoSmithKline Capital, Inc. (United Kingdom)
608,000	2.800	03/18/23	586,826
Novartis Capital Corp. (Switzerland)
50,000	3.100	05/17/27	47,611
Sanofi (France)
1,000,000	3.375	06/19/23	989,006

			3,857,844

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Tobacco – 0.0%
Reynolds American, Inc. (United Kingdom)
$70,000	4.450%	06/12/25	$ 68,113
110,000	5.700	08/15/35	110,034

			178,147

Wireless Telecommunication Services – 1.1%
America Movil SAB de CV (Mexico)
1,000,000	3.125	07/16/22	973,422
Rogers Communications, Inc. (Canada)
50,000	5.000	03/15/44	50,310
Vodafone Group PLC (United Kingdom)
1,150,000	2.500	09/26/22	1,090,738
350,000	2.950	02/19/23	333,667
790,000	4.375	05/30/28	755,452
100,000	5.000	05/30/38	91,977
60,000	4.375	02/19/43	49,040
710,000	5.250	05/30/48	655,494

			4,000,100

Wirelines – 1.0%
British Telecommunications PLC (United Kingdom)
310,000	9.625	12/15/30	421,503
Deutsche Telekom International Finance BV (Germany)
318,000	8.750	06/15/30	416,986
Telefonica Emisiones SAU (Spain)
814,000	5.134	04/27/20	830,504
970,000	5.462	02/16/21	1,003,343
485,000	7.045	06/20/36	557,324
230,000	5.213	03/08/47	209,954

			3,439,614

TOTAL FOREIGN CORPORATE DEBT (Cost $85,174,708)			82,511,171

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Value
Investment Company – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$2,513,346	2.131%	$ 2,513,346
(Cost $2,513,346)

TOTAL INVESTMENTS – 99.0% (Cost $362,937,382)		$350,273,807

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		3,593,641

NET ASSETS – 100.0%		$353,867,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,862,426, which represents approximately 2.5% of net assets as of November 30, 2018.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2018	Shares as of November 30, 2018	Interest Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$1,618,035	$7,175,747	$(6,280,436)	$2,513,346	2,513,346	$5,749

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$265,249,290	$—
Foreign Corporate Debt	—	82,511,171	—
Investment Company	2,513,346	—	—
Total	$2,513,346	$347,760,461	$—

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Bills – 54.1%
U.S. Treasury Bills
$44,224,000	2.180%	01/24/19	$ 44,078,835
260,000	2.185	01/24/19	259,147
564,000	2.186	01/24/19	562,149
564,000	2.189	01/24/19	562,149
97,074,000	2.191	01/24/19	96,755,355
7,540,000	2.192	01/24/19	7,515,250
1,130,000	2.194	01/24/19	1,126,291
260,000	2.198	01/24/19	259,147
564,000	2.199	01/24/19	562,149
260,000	2.201	01/24/19	259,147
76,288,000	2.212	01/24/19	76,037,585
4,795,000	2.215	01/24/19	4,779,260
564,000	2.217	01/24/19	562,149
3,204,000	2.243	01/24/19	3,193,483
4,005,000	2.246	01/24/19	3,991,854
6,408,000	2.247	01/24/19	6,386,966
1,602,000	2.248	01/24/19	1,596,741
11,215,000	2.249	01/24/19	11,178,187
1,602,000	2.252	01/24/19	1,596,741
28,035,000	2.255	01/24/19	27,942,975
1,602,000	2.256	01/24/19	1,596,741
4,806,000	2.258	01/24/19	4,790,224
24,831,000	2.261	01/24/19	24,749,492
800,000	2.263	01/24/19	797,374
1,602,000	2.266	01/24/19	1,596,741
12,015,000	2.269	01/24/19	11,975,561
801,000	2.274	01/24/19	798,371
7,209,000	2.275	01/24/19	7,185,336
2,403,000	2.283	01/24/19	2,395,112
2,403,000	2.286	01/24/19	2,395,112
10,500,000	2.290	01/24/19	10,465,534
3,165,000	2.292	01/24/19	3,154,611
4,620,000	2.294	01/24/19	4,604,835
180,630,000	2.295	01/24/19	180,037,082
1,602,000	2.298	01/24/19	1,596,741
4,220,000	2.305	01/24/19	4,206,148

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$125,000,000	2.306%	01/24/19	$ 124,589,687
1,260,000	2.307	01/24/19	1,255,864
420,000	2.312	01/24/19	418,621
2,110,000	2.320	01/24/19	2,103,074
24,265,000	2.322	01/24/19	24,185,350
4,642,000	2.326	01/24/19	4,626,763
801,000	2.327	01/24/19	798,371
1,602,000	2.330	01/24/19	1,596,741
4,005,000	2.331	01/24/19	3,991,854
10,413,000	2.339	01/24/19	10,378,819
2,954,000	2.357	01/24/19	2,944,304
21,100,000	2.411	01/24/19	21,030,739
1,056,000	2.273	02/07/19	1,051,557
264,000	2.287	02/07/19	262,889
1,320,000	2.297	02/07/19	1,314,446
1,584,000	2.298	02/07/19	1,577,335
9,240,000	2.300	02/07/19	9,201,123
792,000	2.302	02/07/19	788,668
92,792,000	2.303	02/07/19	92,401,578
2,902,000	2.305	02/07/19	2,889,790
528,000	2.313	02/07/19	525,778
2,376,000	2.318	02/07/19	2,366,003
3,960,000	2.320	02/07/19	3,943,338
792,000	2.324	02/07/19	788,668
1,320,000	2.327	02/07/19	1,314,446
152,728,000	2.328	02/07/19	152,085,397
264,000	2.330	02/07/19	262,889
1,590,000	2.331	02/07/19	1,583,310
795,000	2.333	02/07/19	791,655
3,432,000	2.334	02/07/19	3,417,560
2,650,000	2.336	02/07/19	2,638,850
530,000	2.339	02/07/19	527,770
1,166,000	2.344	02/07/19	1,161,094
1,060,000	2.345	02/07/19	1,055,540
106,000	2.346	02/07/19	105,554
318,000	2.351	02/07/19	316,662

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,166,000	2.353%	02/07/19	$ 1,161,094
6,095,000	2.355	02/07/19	6,069,355
742,000	2.373	02/07/19	738,878
5,300,000	2.422	02/07/19	5,277,700
1,150,000	2.359	03/28/19	1,141,330
80,744,000	2.370	03/28/19	80,135,280
690,000	2.377	03/28/19	684,798
2,525,000	2.379	03/28/19	2,505,964
8,970,000	2.384	03/28/19	8,902,376
3,680,000	2.390	03/28/19	3,652,257
2,070,000	2.398	03/28/19	2,054,394
460,000	2.400	03/28/19	456,532
1,150,000	2.402	03/28/19	1,141,330
2,944,000	2.403	03/28/19	2,921,806
1,380,000	2.404	03/28/19	1,369,596
2,300,000	2.405	03/28/19	2,282,661
3,726,000	2.407	03/28/19	3,697,910
690,000	2.408	03/28/19	684,798
1,012,000	2.410	03/28/19	1,004,371
1,380,000	2.413	03/28/19	1,369,596
5,290,000	2.421	03/28/19	5,250,119
460,000	2.425	03/28/19	456,532
644,000	2.432	03/28/19	639,145
4,600,000	2.454	03/28/19	4,565,321
1,122,000	2.457	04/25/19	1,111,148
510,000	2.458	04/25/19	505,067
1,530,000	2.459	04/25/19	1,515,201
510,000	2.462	04/25/19	505,067
510,000	2.467	04/25/19	505,067
118,064,000	2.468	04/25/19	116,922,042
408,000	2.470	04/25/19	404,054
8,415,000	2.474	04/25/19	8,333,607
1,122,000	2.477	04/25/19	1,111,148
765,000	2.490	04/25/19	757,601
5,100,000	2.503	04/25/19	5,050,671
714,000	2.510	04/25/19	707,094

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$179,900,000	2.526%	05/30/19	$ 177,714,041

TOTAL U.S. TREASURY BILLS
(Cost $1,485,025,477)			$1,485,147,613

U.S. Treasury Notes – 45.8%
U.S. Treasury Notes
$150,473,500	0.750%	02/15/19	$ 149,987,050
143,464,000	1.000	03/15/19	142,895,761
175,912,000	1.250	04/30/19	175,025,569
111,414,000	0.875	05/15/19	110,589,275
142,327,000	1.000	06/30/19	141,039,942
161,036,000	0.875	07/31/19	159,196,038
108,569,000	0.750	08/15/19	107,141,911
127,160,000	0.875	09/15/19	125,381,802
148,980,000	1.000	10/15/19	146,820,954

TOTAL U.S. TREASURY NOTES
(Cost $1,258,345,073)			$1,258,078,302

TOTAL INVESTMENTS – 99.9%
(Cost $2,743,370,550)			$2,743,225,915

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			1,840,550

NET ASSETS – 100.0%			$2,745,066,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
US Government	$2,743,225,915	$—	$—
Total	$2,743,225,915	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Communication Services – 9.3%
9,226	Activision Blizzard, Inc.	$ 460,193
2,862	Alphabet, Inc., Class A*	3,175,818
2,913	Alphabet, Inc., Class C*	3,188,075
63,195	AT&T, Inc.	1,974,212
1,967	Discovery, Inc., Class A*(a)	60,426
4,414	Discovery, Inc., Class C*	123,283
3,688	Electronic Arts, Inc.*	310,050
22,752	Facebook, Inc., Class A*	3,199,159
4,913	Interpublic Group of Cos., Inc. (The)	115,456
567	John Wiley & Sons, Inc., Class A	31,349
1,767	Live Nation Entertainment, Inc.*	98,387
5,337	Netflix, Inc.*	1,527,076
2,848	Omnicom Group, Inc.	219,211
5,690	Sprint Corp.*	35,733
1,402	Take-Two Interactive Software, Inc.*	153,757
2,683	T-Mobile US, Inc.*	183,651
1,336	TripAdvisor, Inc.*(a)	85,584
6,764	Twitter, Inc.*	212,728
35,963	Verizon Communications, Inc.	2,168,569
129	Viacom, Inc., Class A	4,394
4,519	Viacom, Inc., Class B	139,456
19,096	Walt Disney Co. (The)	2,205,397
689	Zillow Group, Inc., Class A*	24,962
1,499	Zillow Group, Inc., Class C*	54,788

		19,751,714

Consumer Discretionary – 10.2%
5,207	Amazon.com, Inc.*	8,800,715
3,239	Aptiv PLC	232,884
3,125	Aramark	118,938
711	AutoNation, Inc.*	26,399
337	AutoZone, Inc.*	272,657
3,107	Best Buy Co., Inc.	200,681
607	Booking Holdings, Inc.*	1,148,371
2,560	BorgWarner, Inc.	101,325
2,272	CarMax, Inc.*	150,111

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
5,190	Carnival Corp.	$ 312,905
11,973	eBay, Inc.*	357,394
1,544	Expedia Group, Inc.	186,500
47,814	Ford Motor Co.	449,930
2,796	Gap, Inc. (The)	76,303
1,088	Garmin Ltd.	72,526
16,047	General Motors Co.	608,984
1,751	Genuine Parts Co.	181,596
2,630	H&R Block, Inc.	71,036
4,398	Hanesbrands, Inc.	69,972
1,422	Hasbro, Inc.	129,402
3,573	Hilton Worldwide Holdings, Inc.	269,904
544	Hyatt Hotels Corp., Class A	38,793
2,138	Kohl’s Corp.	143,609
2,968	L Brands, Inc.	98,271
4,571	Las Vegas Sands Corp.	251,131
801	Lear Corp.	109,136
3,513	Lennar Corp., Class A	150,111
191	Lennar Corp., Class B	6,601
10,457	Lowe’s Cos., Inc.	986,827
1,201	Lululemon Athletica, Inc.*	159,193
3,913	Macy’s, Inc.	133,903
3,682	Marriott International, Inc., Class A	423,540
4,212	Mattel, Inc.*(a)	58,547
6,420	MGM Resorts International	173,083
15,377	NIKE, Inc., Class B	1,155,120
1,505	Nordstrom, Inc.	79,569
1,012	O’Reilly Automotive, Inc.*	350,941
456	Penske Automotive Group, Inc.	19,882
490	Pool Corp.	79,630
3,174	PulteGroup, Inc.	84,174
950	PVH Corp.	104,985
2,130	Royal Caribbean Cruises Ltd.	240,839
16,822	Starbucks Corp.	1,122,364
3,538	Tapestry, Inc.	137,734
6,868	Target Corp.	487,353
1,593	Tiffany & Co.	144,963
1,723	Toll Brothers, Inc.	56,807

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,567	Tractor Supply Co.	$ 149,069
753	Ulta Beauty, Inc.*	224,236
3,972	VF Corp.	322,884
708	Wayfair, Inc., Class A*(a)	75,190
774	Whirlpool Corp.	97,625
1,252	Wyndham Destinations, Inc.	51,920
1,252	Wyndham Hotels & Resorts, Inc.	62,763
1,316	Wynn Resorts Ltd.	143,970

		21,763,296

Consumer Staples – 7.9%
6,839	Archer-Daniels-Midland Co.	314,731
628	Brown-Forman Corp., Class A	30,527
3,756	Brown-Forman Corp., Class B	179,236
2,169	Campbell Soup Co.	85,025
1,580	Clorox Co. (The)	261,680
46,882	Coca-Cola Co. (The)	2,362,853
10,443	Colgate-Palmolive Co.	663,339
1,923	Constellation Brands, Inc., Class A	376,447
5,596	Costco Wholesale Corp.	1,294,243
2,683	Estee Lauder Cos., Inc. (The), Class A	382,757
7,261	General Mills, Inc.	307,213
1,718	Hershey Co. (The)	186,059
3,340	Hormel Foods Corp.	150,601
866	Ingredion, Inc.	90,462
1,354	JM Smucker Co. (The)	141,507
3,040	Kellogg Co.	193,496
2,228	Keurig Dr Pepper, Inc.	60,156
4,268	Kimberly-Clark Corp.	492,399
1,488	McCormick & Co., Inc.	223,200
2,124	Molson Coors Brewing Co., Class B	139,695
17,748	Mondelez International, Inc., Class A	798,305
17,362	PepsiCo, Inc.	2,117,122
30,529	Procter & Gamble Co. (The)	2,885,296

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
6,098	Sysco Corp.	$ 411,005
10,835	Walgreens Boots Alliance, Inc.	917,399
18,274	Walmart, Inc.	1,784,456

		16,849,209

Energy – 5.3%
2,562	Antero Resources Corp.*	33,639
824	Apergy Corp.*	28,247
5,346	Baker Hughes a GE Co., Class A	121,996
2,465	Cheniere Energy, Inc.*	150,661
20,250	Chevron Corp.	2,408,535
999	Cimarex Energy Co.	81,898
2,067	Concho Resources, Inc.*	269,413
12,446	ConocoPhillips	823,676
939	Continental Resources, Inc.*	42,931
5,394	Devon Energy Corp.	145,800
6,145	EOG Resources, Inc.	634,840
45,039	Exxon Mobil Corp.	3,580,600
9,276	Halliburton Co.	291,545
1,133	Helmerich & Payne, Inc.	68,660
2,814	Hess Corp.	151,646
1,719	HollyFrontier Corp.	107,386
2,520	Kosmos Energy Ltd. (Ghana)*	13,558
9,038	Marathon Oil Corp.	150,844
4,057	National Oilwell Varco, Inc.	130,270
4,352	ONEOK, Inc.	267,343
4,468	Phillips 66	417,847
2,508	QEP Resources, Inc.*	20,139
14,735	Schlumberger Ltd.	664,549
1,202	SM Energy Co.	24,521
4,574	Valero Energy Corp.	365,463
12,913	Williams Cos., Inc. (The)	326,957
4,214	WPX Energy, Inc.*	58,785

		11,381,749

Financials – 14.7%
9,445	Aflac, Inc.	432,014
178	Alleghany Corp.	112,323

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
4,274	Allstate Corp. (The)	$ 381,198
8,161	American Express Co.	916,235
10,995	American International Group, Inc.	475,534
1,752	Ameriprise Financial, Inc.	227,322
3,015	Aon PLC	497,807
2,237	Arthur J Gallagher & Co.	172,405
1,315	Assured Guaranty Ltd.	53,678
115,127	Bank of America Corp.	3,269,607
530	Bank of Hawaii Corp.	42,267
11,433	Bank of New York Mellon Corp. (The)	586,627
9,626	BB&T Corp.	491,888
1,522	BlackRock, Inc.	651,431
5,894	Capital One Financial Corp.	528,574
14,850	Charles Schwab Corp. (The)	665,280
31,130	Citigroup, Inc.	2,016,913
4,370	CME Group, Inc.	830,650
349	CNA Financial Corp.	16,375
2,117	Comerica, Inc.	167,624
1,252	Commerce Bancshares, Inc.	78,901
716	Cullen/Frost Bankers, Inc.	71,829
4,226	Discover Financial Services	301,314
1,429	Eaton Vance Corp.	58,203
327	Erie Indemnity Co., Class A	44,750
487	FactSet Research Systems, Inc.	114,197
8,252	Fifth Third Bancorp	230,478
1,985	First Republic Bank	196,813
4,377	Goldman Sachs Group, Inc. (The)(b)	834,650
546	Hanover Insurance Group, Inc. (The)	62,632
4,416	Hartford Financial Services Group, Inc. (The)	195,143
13,530	Huntington Bancshares, Inc.	197,403
5,008	Invesco Ltd.	101,913
41,356	JPMorgan Chase & Co.	4,598,374
13,052	KeyCorp	239,374
1,045	Legg Mason, Inc.	30,274
2,697	Lincoln National Corp.	169,830

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
6,269	Marsh & McLennan Cos., Inc.	$ 556,060
10,444	MetLife, Inc.	466,116
2,060	Moody’s Corp.	327,684
16,289	Morgan Stanley	723,069
235	Morningstar, Inc.	27,763
1,075	MSCI, Inc.	168,872
2,602	Northern Trust Corp.	258,196
5,737	PNC Financial Services Group, Inc. (The)	778,970
1,244	Popular, Inc. (Puerto Rico)	70,162
3,493	Principal Financial Group, Inc.	172,275
7,164	Progressive Corp. (The)	474,901
5,189	Prudential Financial, Inc.	486,521
1,621	Raymond James Financial, Inc.	129,242
13,615	Regions Financial Corp.	223,967
786	Reinsurance Group of America, Inc.	117,413
3,120	S&P Global, Inc.	570,523
671	Signature Bank	82,754
4,640	State Street Corp.	338,813
653	SVB Financial Group*	166,391
2,917	T Rowe Price Group, Inc.	289,833
611	TFS Financial Corp.	9,788
3,336	Travelers Cos., Inc. (The)	434,914
2,558	Unum Group	91,858
19,010	US Bancorp	1,035,285
1,984	Voya Financial, Inc.	89,181
1,135	Webster Financial Corp.	68,293
53,680	Wells Fargo & Co.	2,913,750
1,194	WR Berkley Corp.	94,063

		31,228,487

Health Care – 14.5%
18,265	Abbott Laboratories	1,352,523
16,178	AbbVie, Inc.	1,525,100
3,871	Agilent Technologies, Inc.	280,067
539	Agios Pharmaceuticals, Inc.*(a)	35,466

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
6,912	Amgen, Inc.	$ 1,439,424
2,777	Anthem, Inc.	805,524
5,338	Baxter International, Inc.	365,920
2,148	Biogen, Inc.*	716,831
17,460	Bristol-Myers Squibb Co.	933,412
3,976	Cardinal Health, Inc.	218,004
7,491	Celgene Corp.*	541,000
2,164	Centene Corp.*	307,829
2,520	Cigna Corp.	562,918
15,862	CVS Health Corp.	1,272,132
1,401	DaVita, Inc.*	92,550
2,332	DENTSPLY SIRONA, Inc.	88,103
2,256	Edwards Lifesciences Corp.*	365,495
10,177	Eli Lilly & Co.	1,207,399
13,818	Gilead Sciences, Inc.	994,067
2,956	HCA Healthcare, Inc.	425,635
1,636	Henry Schein, Inc.*	145,931
715	Hill-Rom Holdings, Inc.	69,326
1,469	Humana, Inc.	483,991
924	IDEXX Laboratories, Inc.*	188,274
1,871	Incyte Corp.*	120,212
28,664	Johnson & Johnson	4,210,742
2,554	McKesson Corp.	317,973
14,446	Medtronic PLC	1,408,918
28,419	Merck & Co., Inc.	2,254,764
315	Mettler-Toledo International, Inc.*	200,548
970	Neurocrine Biosciences, Inc.*	85,622
61,944	Pfizer, Inc.	2,863,671
850	Regeneron Pharmaceuticals, Inc.*	310,803
1,499	ResMed, Inc.	167,573
1,152	Seattle Genetics, Inc.*	72,092
411	TESARO, Inc.*	19,062
4,280	Thermo Fisher Scientific, Inc.	1,068,074
462	United Therapeutics Corp.*	54,562
10,205	UnitedHealth Group, Inc.	2,871,279
975	Varian Medical Systems, Inc.*	120,305
816	Waters Corp.*	162,041
556	WellCare Health Plans, Inc.*	141,713

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
780	West Pharmaceutical Services, Inc.	$ 85,457

		30,952,332

Industrials – 9.9%
6,850	3M Co.	1,424,252
800	AGCO Corp.	47,744
1,539	Alaska Air Group, Inc.	112,747
5,330	American Airlines Group, Inc.	214,053
1,706	AO Smith Corp.	80,830
5,193	Arconic, Inc.	111,546
6,510	Boeing Co. (The)	2,257,408
1,194	BWX Technologies, Inc.	53,993
6,977	Caterpillar, Inc.	946,570
2,592	Copart, Inc.*	132,659
9,818	CSX Corp.	713,081
1,834	Cummins, Inc.	277,044
3,888	Deere & Co.	602,173
8,174	Delta Air Lines, Inc.	496,244
1,738	Dover Corp.	147,539
483	Dun & Bradstreet Corp. (The)	69,330
5,255	Eaton Corp. PLC	404,320
7,539	Emerson Electric Co.	509,033
1,476	Equifax, Inc.	151,541
2,974	FedEx Corp.	681,046
1,684	Fluor Corp.	68,926
1,703	Fortune Brands Home & Security, Inc.	74,591
3,114	General Dynamics Corp.	575,747
103,608	General Electric Co.	777,060
1,989	Graco, Inc.	87,615
1,049	Hexcel Corp.	64,692
655	Hubbell, Inc.	72,155
525	Huntington Ingalls Industries, Inc.	113,138
929	IDEX Corp.	127,645
4,721	IHS Markit Ltd.*	251,960
4,030	Illinois Tool Works, Inc.	560,372
2,942	Ingersoll-Rand PLC	304,556
1,049	ITT, Inc.	58,167

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,597	Jacobs Engineering Group, Inc.	$ 104,875
1,046	JB Hunt Transport Services, Inc.	111,253
11,101	Johnson Controls International PLC	386,093
430	Lennox International, Inc.	97,141
2,982	Lockheed Martin Corp.	895,882
777	ManpowerGroup, Inc.	63,077
3,715	Masco Corp.	117,728
562	MSC Industrial Direct Co., Inc., Class A	49,788
4,561	Nielsen Holdings PLC	123,922
3,393	Norfolk Southern Corp.	579,321
1,944	Northrop Grumman Corp.	505,207
791	Old Dominion Freight Line, Inc.	108,153
1,316	Owens Corning	68,629
1,610	Parker-Hannifin Corp.	276,984
3,451	Raytheon Co.	605,098
1,474	Rockwell Automation, Inc.	256,977
1,217	Roper Technologies, Inc.	362,167
625	Ryder System, Inc.	35,356
693	Snap-on, Inc.	115,204
6,810	Southwest Airlines Co.	371,894
1,892	Stanley Black & Decker, Inc.	247,568
792	Terex Corp.	26,184
823	Timken Co. (The)	33,043
8,893	Union Pacific Corp.	1,367,566
8,300	United Parcel Service, Inc., Class B	956,907
993	United Rentals, Inc.*	116,310
978	USG Corp.	42,093
1,926	Verisk Analytics, Inc.*	237,514
545	WW Grainger, Inc.	171,152
2,151	Xylem, Inc.	156,980

		21,159,843

Information Technology – 20.7%
7,728	Accenture PLC, Class A	1,271,411
4,703	Adobe, Inc.*	1,179,936

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
8,683	Advanced Micro Devices, Inc.*	$ 184,948
1,596	Akamai Technologies, Inc.*	109,725
579	Alliance Data Systems Corp.	116,008
3,542	Analog Devices, Inc.	325,581
46,250	Apple, Inc.	8,259,325
9,636	Applied Materials, Inc.	359,230
1,044	Arrow Electronics, Inc.*	80,357
2,097	Autodesk, Inc.*	303,017
5,294	Automatic Data Processing, Inc.	780,441
1,405	Avnet, Inc.	61,567
1,671	Booz Allen Hamilton Holding Corp.	85,739
1,411	Broadridge Financial Solutions, Inc.	149,383
45,043	Cisco Systems, Inc.	2,156,208
1,293	Citrix Systems, Inc.*	140,898
5,582	Cognizant Technology Solutions Corp., Class A	397,606
797	Dolby Laboratories, Inc., Class A	56,109
585	F5 Networks, Inc.*	100,602
870	First Solar, Inc.*	38,672
4,865	Fiserv, Inc.*	384,967
846	Gartner, Inc.*	129,599
764	Guidewire Software, Inc.*	71,021
14,470	Hewlett Packard Enterprise Co.	217,050
44,167	Intel Corp.	2,177,875
8,790	International Business Machines Corp.	1,092,333
2,332	Intuit, Inc.	500,284
1,978	Jabil, Inc.	49,391
934	Jack Henry & Associates, Inc.	130,480
3,260	Juniper Networks, Inc.	93,595
2,264	Keysight Technologies, Inc.*	139,960
1,491	KLA-Tencor Corp.	146,953
1,378	Leidos Holdings, Inc.	86,814
11,360	Mastercard, Inc., Class A	2,284,155

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
11,070	Micron Technology, Inc.*	$ 426,859
72,518	Microsoft Corp.	8,041,521
1,553	Motorola Solutions, Inc.	203,831
1,328	National Instruments Corp.	65,019
2,505	NetApp, Inc.	167,509
5,569	NVIDIA Corp.	910,142
26,808	Oracle Corp.	1,307,158
3,855	Paychex, Inc.	272,780
14,278	PayPal Holdings, Inc.*	1,225,195
14,184	QUALCOMM, Inc.	826,360
3,248	Sabre Corp.	83,051
6,751	salesforce.com, Inc.*	963,773
2,734	Square, Inc., Class A*	190,943
5,916	Symantec Corp.	130,803
1,414	Synopsys, Inc.*	130,003
1,142	Teradata Corp.*	42,973
9,373	Texas Instruments, Inc.	935,894
2,161	Total System Services, Inc.	188,807
305	Ultimate Software Group, Inc. (The)*	80,496
1,007	VeriSign, Inc.*	157,152
22,107	Visa, Inc., Class A	3,132,783
669	VMware, Inc., Class A*	111,950
2,869	Western Digital Corp.	130,224
507	WEX, Inc.*	78,570
1,408	Workday, Inc., Class A*	230,912
2,694	Xerox Corp.	72,522
2,440	Xilinx, Inc.	225,651

		43,994,121

Materials – 2.9%
2,492	Air Products & Chemicals, Inc.	400,888
1,226	Albemarle Corp.	118,088
770	AptarGroup, Inc.	80,118
718	Ashland Global Holdings, Inc.	58,797
997	Avery Dennison Corp.	96,111
4,065	Ball Corp.	199,632
1,086	Bemis Co., Inc.	52,953
1,543	Celanese Corp.	155,735

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,555	Crown Holdings, Inc.*	$ 79,740
720	Domtar Corp.	31,378
26,401	DowDuPont, Inc.	1,527,298
1,622	Eastman Chemical Co.	127,846
2,912	Ecolab, Inc.	467,347
16,440	Freeport-McMoRan, Inc.	196,294
2,477	Huntsman Corp.	50,085
1,131	International Flavors & Fragrances, Inc.	160,184
4,645	International Paper Co.	214,553
6,517	Linde PLC (United Kingdom)	1,036,529
3,649	LyondellBasell Industries NV, Class A	340,488
111	NewMarket Corp.	46,673
1,911	Owens-Illinois, Inc.*	35,143
1,900	Sealed Air Corp.	69,407
1,001	Sherwin-Williams Co. (The)	424,494
1,203	Sonoco Products Co.	69,221
948	Southern Copper Corp. (Peru)	31,739
2,569	Steel Dynamics, Inc.	90,429
413	Westlake Chemical Corp.	29,938

		6,191,108

Real Estate – 1.3%
5,421	American Tower Corp. REIT	891,700
3,924	CBRE Group, Inc., Class A*	171,401
452	CoreSite Realty Corp. REIT	44,052
5,118	Crown Castle International Corp. REIT	588,058
918	EPR Properties REIT	65,022
979	Equinix, Inc. REIT	377,189
1,506	Extra Space Storage, Inc. REIT	144,546
488	Howard Hughes Corp. (The)*	54,051
561	Jones Lang Lasalle, Inc.	80,335
1,524	Realogy Holdings Corp.	29,352
2,054	Uniti Group, Inc. REIT	40,936
9,355	Weyerhaeuser Co. REIT	247,066

		2,733,708

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 3.0%
6,915	American Electric Power Co., Inc.	$ 537,572
1,524	Atmos Energy Corp.	145,801
6,891	CenterPoint Energy, Inc.	193,017
3,948	CMS Energy Corp.	205,651
4,363	Consolidated Edison, Inc.	350,567
2,534	DTE Energy Co.	303,421
4,453	Edison International	246,340
2,534	Entergy Corp.	220,610
4,437	Eversource Energy	303,225
13,524	Exelon Corp.	627,378
1,146	National Fuel Gas Co.	61,712
6,604	NextEra Energy, Inc.	1,200,013
5,078	NiSource, Inc.	134,161
7,245	PG&E Corp.*	191,123
9,815	PPL Corp.	300,241
7,069	Public Service Enterprise Group, Inc.	395,157
3,836	Sempra Energy	441,984
1,185	Vectren Corp.	85,095
7,128	Xcel Energy, Inc.	373,864

		6,316,932

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $216,043,388)		$212,322,499

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.1%(b)
	Goldman Sachs Financial Square Government Fund – Institutional Shares
180,730	2.131%	$ 180,730
	(Cost $180,730)

	TOTAL INVESTMENTS – 99.8%
	(Cost $216,224,118)	$212,503,229

	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	362,035

	NET ASSETS – 100.0%	$212,865,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2018 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of November 30, 2018	Shares as of November 30, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$75,906	$104,824	$—	$ —	$—	$180,730	—	$—

Goldman Sachs Group, Inc. (The)	$1,247,789	$66,205	$(270,653)	$192	$(208,883)	$834,650	4,377	$3,486

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2018:

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$13,557	$—	$—
Europe	1,036,529	—	—
North America	211,240,674	—	—
South America	31,739	—	—
Securities Lending Reinvestment Vehicle	180,730	—	—
Total	$212,503,229	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At November 30, 2018, Level 3 securities, if any, are disclosed at the end of the respective Schedule of Investment.

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF, the ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF, Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF and the JUST U.S. Large Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2018.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date   January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date   January 29, 2019

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date   January 29, 2019

*	Print the name and title of each signing officer under his or her signature.